                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                       Post-Effective Amendment No. 40 [X]
                              (File No. 333-69777)
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                              Amendment No. 83 [X]
                              (File No. 811-04298)
                        (Check appropriate box or boxes.)

                            Exact Name of Registrant:
                   RiverSource Variable Life Separate Account

                               Name of Depositor:
                       RIVERSOURCE LIFE INSURANCE COMPANY

          Address of Depositor's Principal Executive Offices, Zip Code
               Depositor's Telephone Number, including Area Code:

                        70100 Ameriprise Financial Center
                              Minneapolis, MN 55474
                                 (800) 862-7919

                     Name and Address of Agent for Service:

                               Dixie Carroll, Esq.
                        5229 Ameriprise Financial Center
                              Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A

It is proposed that this filing will become effective (check appropriate box)

      [ ] immediately upon filing pursuant to paragraph (b)
      [X] on April 30, 2010 pursuant to paragraph (b)
      [ ] 60 days after filing pursuant to paragraph (a)(1)
      [ ] on [date]pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A: PROSPECTUSES

PROSPECTUS

APRIL 30, 2010


RIVERSOURCE(R)

VARIABLE UNIVERSAL LIFE INSURANCE III

AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474

            Telephone: (800) 862-7919

            Website address: riversource.com/lifeinsurance
            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

This prospectus contains information about the life insurance policy that you should know before investing in RiverSource Variable Universal Life III (VUL
III).

The purpose of the policy is to provide life insurance protection on the life of the insured and to potentially build policy value. The policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under your policy. Please read all prospectuses carefully and keep them for future reference.

The policy may not be available in all jurisdictions. This prospectus constitutes an offering or solicitation only in those jurisdictions where such offering or solicitation may lawfully be made. State variations are covered in a special policy form used in that state. This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation
  (FDIC) or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  1

TABLE OF CONTENTS


FEE TABLES..................................    3
   Transaction Fees.........................    3
   Charges Other than Fund Operating
     Expenses...............................    4
   Annual Operating Expenses of the Funds...    6
POLICY BENEFITS AND RISKS...................   10
   Policy Benefits..........................   10
   Policy Risks.............................   13
   Fund Risks...............................   15
LOADS, FEES AND CHARGES.....................   16
   Premium Expense Charge...................   16
   Monthly Deduction........................   16
   Surrender Charge.........................   17
   Partial Surrender Charge.................   17
   Mortality and Expense Risk Charge........   18
   Annual Operating Expenses of the Funds...   18
   Effect of Loads, Fees and Charges........   18
   Other Information on Charges.............   18
RIVERSOURCE LIFE............................   18
THE VARIABLE ACCOUNT AND THE FUNDS..........   19
   Relationship Between Funds and
     Subaccounts............................   30
   Substitution of Investments..............   30
   Voting Rights............................   30
THE FIXED ACCOUNT...........................   30
PURCHASING YOUR POLICY......................   31
   Application..............................   31
   Premiums.................................   31
   Limitations on Use of the Policy.........   32
POLICY VALUE................................   32
   Fixed Account............................   32
   Subaccounts..............................   32
KEEPING THE POLICY IN FORCE.................   33
   No Lapse Guarantee.......................   33
   Grace Period.............................   34
   Reinstatement............................   34
   Exchange Right...........................   34
PROCEEDS PAYABLE UPON DEATH.................   35
   Change in Death Benefit Option...........   35
   Changes in Specified Amount..............   35
   Misstatement of Age or Sex...............   37
   Suicide..................................   37
   Beneficiary..............................   37
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS...............................   37
   Restrictions on Transfers................   37
   Fixed Account Transfer Policies..........   39
   Minimum Transfer Amounts.................   39
   Maximum Transfer Amounts.................   39
   Maximum Number of Transfers Per Year.....   39
   Automated Transfers......................   39
   Automated Dollar-Cost Averaging..........   40
   Asset Rebalancing........................   41
   Portfolio Navigator Program..............   41
POLICY LOANS................................   45
   Minimum Loan Amounts.....................   45
   Maximum Loan Amounts.....................   45
   Allocation of Loans to Accounts..........   45
   Repayments...............................   45
   Overdue Interest.........................   45
   Effect of Policy Loans...................   45
POLICY SURRENDERS...........................   45
   Total Surrenders.........................   46
   Partial Surrenders.......................   46
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER.................................   46
PAYMENT OF POLICY PROCEEDS..................   47
   Payment Options..........................   47
   Deferral of Payments.....................   47
FEDERAL TAXES...............................   47
   RiverSource Life's Tax Status............   48
   Taxation of Policy Proceeds..............   48
   Modified Endowment Contracts.............   49
   Other Tax Considerations.................   50
   Split Dollar Arrangements................   51
DISTRIBUTION OF THE POLICY..................   53
LEGAL PROCEEDINGS...........................   53
POLICY ILLUSTRATIONS........................   54
KEY TERMS...................................   57
FINANCIAL STATEMENTS........................   58





2  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES




          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
PREMIUM EXPENSE CHARGE     When you pay premium.      5% of each premium payment.
--------------------------------------------------------------------------------------------------------

SURRENDER CHARGE(A)        When you surrender your    Rate per $1,000 of initial specified amount:
                           policy for its full cash
                           surrender value, or the    MINIMUM: $5.11 -- Female, Standard, Age 1.
                           policy lapses, during the
                           first ten years and for    MAXIMUM: $47.51 -- Male, Smoker, Age 85.
                           ten years after
                           requesting an increase in  REPRESENTATIVE INSURED: $10.42 -- Male, Preferred
                           the specified amount.      Nonsmoker, Age 40.

--------------------------------------------------------------------------------------------------------

PARTIAL SURRENDER CHARGE   When you surrender part    The lesser of:
                           of the value of your       - $25; or
                           policy.                    - 2% of the amount surrendered.

--------------------------------------------------------------------------------------------------------

ACCELERATED BENEFIT RIDER  Upon payment of            GUARANTEED: The greater of $300 or 1% of the
FOR TERMINAL ILLNESS       Accelerated Benefit.       Initial Accelerated Benefit per payment.
CHARGE
                                                      CURRENT: $0 per payment.

--------------------------------------------------------------------------------------------------------

FEES FOR EXPRESS MAIL AND  When you take a loan or    - $15 -- United States.
ELECTRONIC FUND TRANSFERS  surrender and proceeds     - $30 -- International.
OF LOAN OR SURRENDER       are sent by express mail
PROCEEDS                   or electronic fund
                           transfer.

--------------------------------------------------------------------------------------------------------



(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES




          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
COST OF INSURANCE          Monthly.                   Monthly rate per $1,000 of net amount at risk:
CHARGE(A)
                                                      MINIMUM: $.06 -- Female, Standard, Age 10:
                                                      Duration 1.

                                                      MAXIMUM: $83.33 -- Male, Smoker, Attained
                                                      Insurance Age 99.

                                                      REPRESENTATIVE INSURED: $.20 -- Male, Preferred
                                                      Nonsmoker, Age 40.

--------------------------------------------------------------------------------------------------------

POLICY FEE                 Monthly.                   GUARANTEED: $7.50 per month.

                                                      CURRENT:

                                                      - $7.50 per month for initial specified amounts
                                                        below $250,000; and
                                                      - $5.00 per month for initial specified amounts of
                                                        $250,000 and above.

--------------------------------------------------------------------------------------------------------

MORTALITY AND EXPENSE      Daily.                     GUARANTEED: .90% of the average daily net asset
RISK CHARGE                                           value of the subaccounts for all policy years.

                                                      CURRENT:

                                                      - .90% for policy years 1-10; and
                                                      - .45% for policy years 11+.

--------------------------------------------------------------------------------------------------------
INTEREST RATE ON LOANS     Charged daily and due at   GUARANTEED: 6% per year.
                           the end of the policy
                           year.                      CURRENT:

                                                      - 6% for policy years 1-10;
                                                      - 4% for policy years 11+.

--------------------------------------------------------------------------------------------------------

INTEREST RATE ON PAYMENTS  Annually, payable at the   GUARANTEED:
UNDER ACCELERATED BENEFIT  end of each policy year.
RIDER FOR TERMINAL                                    - As set forth immediately above for that part of
ILLNESS (ABRTI)                                         the accelerated benefit which does not exceed
                                                        the policy value available for loan when an
                                                        accelerated benefit is requested.

                                                      - For that part of an accelerated benefit which
                                                        exceeds the policy value available for loan when
                                                        the accelerated benefit is requested, the
                                                        greater of the current yield on 90 day Treasury
                                                        bills, the current maximum statutory adjustable
                                                        policy loan interest rate expressed as an annual
                                                        effective rate or if the policy has a loan
                                                        provision, the policy loan interest rate
                                                        expressed as an effective annual rate.

--------------------------------------------------------------------------------------------------------

ACCIDENTAL DEATH BENEFIT   Monthly.                   Monthly rate per $1,000 of accidental death
RIDER (ADB)(A)                                        benefit amount:

                                                      MINIMUM: $.04 -- Female, Age 5.

                                                      MAXIMUM: $.16 -- Male, Age 69.

                                                      REPRESENTATIVE INSURED: $.08 -- Male, Preferred
                                                      Nonsmoker, Age 40.

--------------------------------------------------------------------------------------------------------

AUTOMATIC INCREASE         No charge.                 No charge for this rider, however, the additional
BENEFIT RIDER (AIBR)                                  insurance added by the rider is subject to monthly
                                                      cost of insurance charges.

--------------------------------------------------------------------------------------------------------




(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.



4  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

          CHARGE            WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
CHILDREN'S INSURANCE       Monthly.                   Monthly rate per $1,000 of CIR specified amount:
RIDER (CIR)                                           $.58.
--------------------------------------------------------------------------------------------------------
OTHER INSURED RIDER        Monthly.                   Monthly rate per $1,000 of OIR specified amount:
(OIR)(A),(B)
                                                      MINIMUM:  $.06 -- Female, Standard, Age 10.

                                                      MAXIMUM: $83.33 -- Male, Smoker, Age 99.

                                                      REPRESENTATIVE INSURED:  $.20 -- Male, Preferred
                                                      Nonsmoker, Age 40.

--------------------------------------------------------------------------------------------------------

WAIVER OF MONTHLY          Monthly.                   Monthly rate per $1,000 of net amount at risk plus
DEDUCTION RIDER (WMD)(A)                              the OIR specified amounts if applicable:

                                                      MINIMUM: $.01 -- Female, Standard, Age 5.

                                                      MAXIMUM: $.28 -- Male, Smoker, Age 59.

                                                      REPRESENTATIVE INSURED: $.02 -- Male, Preferred
                                                      Nonsmoker, Age 40.

--------------------------------------------------------------------------------------------------------

WAIVER OF PREMIUM RIDER    Monthly.                   Monthly rate multiplied by the greater of the
(WP)(A)                                               monthly-specified premium selected for the rider
                                                      or the monthly deduction for the policy and any
                                                      other riders attached to the policy.

                                                      MINIMUM: $.03206 -- Male, Nonsmoker, Age 20.

                                                      MAXIMUM: $.40219 -- Female, Smoker, Age 59.

                                                      REPRESENTATIVE INSURED: $.04649 -- Male, Preferred
                                                      Nonsmoker, Age 40.

--------------------------------------------------------------------------------------------------------




(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

(b) OIR is no longer available for purchase. Any OIR currently in force on a policy cannot be increased.



                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  5

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                1.81%




(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and Statement of Additional Information
    (SAI).


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Growth and Income               0.55%      0.25%    0.08%           --%          0.88%
Portfolio (Class B)


AllianceBernstein VPS International Value             0.75       0.25     0.08            --           1.08
Portfolio (Class B)


AllianceBernstein VPS Large Cap Growth Portfolio      0.75       0.25     0.13            --           1.13
(Class B)


American Century VP International, Class I            1.36         --     0.01          0.01           1.38


American Century VP Value, Class I                    0.97         --       --            --           0.97


Calvert Variable Series, Inc. VP SRI Social           0.70         --     0.21            --           0.91
Balanced Portfolio


Columbia High Yield Fund, Variable Series, Class      0.78       0.25     0.14            --           1.17(1)
B


Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.45            --           1.20(2)
Portfolio


Credit Suisse Trust - U.S. Equity Flex I              0.70         --     1.11            --           1.81
Portfolio


Eaton Vance VT Floating-Rate Income Fund              0.57       0.25     0.33            --           1.15


Evergreen VA Fundamental Large Cap Fund - Class       0.63       0.25     0.22            --           1.10
2


Evergreen VA International Equity Fund - Class 2      0.43       0.25     0.22            --           0.90


Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.11            --           0.92
Class 2


Fidelity(R) VIP Growth & Income Portfolio             0.46       0.10     0.14            --           0.70
Service Class


Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.10     0.12            --           0.78


Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.10     0.17            --           0.98


FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.31            --           1.36(3)
Fund - Class 2


FTVIPT Franklin Small Cap Value Securities            0.52       0.25     0.18          0.03           0.98(4)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2        0.60       0.25     0.18            --           1.03


Goldman Sachs VIT Mid Cap Value                       0.80         --     0.06            --           0.86
Fund - Institutional Shares


Goldman Sachs VIT Structured Small Cap Equity         0.75         --     0.27            --           1.02(5)
Fund - Institutional Shares


Goldman Sachs VIT Structured U.S. Equity              0.64         --     0.08            --           0.72(6)
Fund - Institutional Shares


Invesco V.I. Capital Appreciation Fund, Series I      0.62         --     0.29          0.01           0.92
Shares
(previously AIM V.I. Capital Appreciation Fund,
Series I Shares)


Invesco V.I. Capital Development Fund, Series I       0.75         --     0.36          0.01           1.12(7)
Shares
(previously AIM V.I. Capital Development Fund,
Series I Shares)


Invesco V.I. Core Equity Fund, Series I Shares        0.61         --     0.29          0.02           0.92
(previously AIM V.I. Core Equity Fund, Series I
Shares)


Invesco V.I. Financial Services Fund, Series I        0.75         --     0.53          0.01           1.29
Shares
(previously AIM V.I. Financial Services Fund,
Series I Shares)




6  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Invesco V.I. International Growth Fund, Series        0.71%      0.25%    0.33%         0.02%          1.31%
II Shares
(previously AIM V.I. International Growth Fund,
Series II Shares)


Invesco V.I. Technology Fund, Series I Shares         0.75         --     0.44          0.01           1.20
(previously AIM V.I. Technology Fund, Series I
Shares)


Janus Aspen Series Enterprise Portfolio: Service      0.64       0.25     0.06            --           0.95
Shares


Janus Aspen Series Global Technology Portfolio:       0.64       0.25     0.33            --           1.22
Service Shares


Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.03            --           0.92
Shares


Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.06            --           0.95
Shares


MFS(R) Investors Growth Stock Series - Service        0.75       0.25     0.11            --           1.11
Class


MFS(R) New Discovery Series - Service Class           0.90       0.25     0.13            --           1.28


MFS(R) Utilities Series - Service Class               0.73       0.25     0.09            --           1.07


Oppenheimer Global Securities Fund/VA, Service        0.64       0.25     0.11            --           1.00
Shares


Oppenheimer Global Strategic Income Fund/VA,          0.55       0.25     0.10          0.03           0.93(8)
Service Shares
(previously Oppenheimer Strategic Bond Fund/VA,
Service Shares)


Oppenheimer Main Street Small Cap Fund/VA,            0.71       0.25     0.19            --           1.15(9)
Service Shares


PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.69           1.37
Class


Putnam VT Global Health Care Fund - Class IB          0.63       0.25     0.19          0.01           1.08(10)
Shares


Putnam VT High Yield Fund - Class IB Shares           0.57       0.25     0.17            --           0.99(10)


Putnam VT International Equity Fund - Class IB        0.70       0.25     0.20            --           1.15(11)
Shares


Putnam VT New Opportunities Fund - Class IA           0.56         --     0.17            --           0.73(11)
Shares


Putnam VT Vista Fund - Class IB Shares                0.59       0.25     0.20          0.01           1.05(10)


Royce Capital Fund - Micro-Cap Portfolio,             1.25         --     0.10          0.14           1.49
Investment Class


RVST Disciplined Asset Allocation                       --       0.25     0.32          0.69           1.26(12)
Portfolios - Aggressive


RVST Disciplined Asset Allocation                       --       0.25     0.21          0.63           1.09(12)
Portfolios - Conservative


RVST Disciplined Asset Allocation                       --       0.25     0.14          0.66           1.05(12)
Portfolios - Moderate


RVST Disciplined Asset Allocation                       --       0.25     0.17          0.67           1.09(12)
Portfolios - Moderately Aggressive


RVST Disciplined Asset Allocation                       --       0.25     0.19          0.64           1.08(12)
Portfolios - Moderately Conservative


RVST RiverSource Variable Portfolio - Balanced        0.46       0.13     0.14            --           0.73
Fund (Class 3)


RVST RiverSource Variable Portfolio - Cash            0.33       0.13     0.18            --           0.64
Management Fund (Class 3)


RVST RiverSource Variable                             0.44       0.13     0.14            --           0.71
Portfolio - Diversified Bond Fund (Class 3)


RVST RiverSource Variable                             0.50       0.13     0.13            --           0.76
Portfolio - Diversified Equity Income Fund
(Class 3)


RVST RiverSource Variable Portfolio - Dynamic         0.44       0.13     0.14          0.01           0.72
Equity Fund (Class 3)


RVST RiverSource Variable Portfolio - Global          0.66       0.13     0.18            --           0.97(13)
Bond Fund (Class 3)


RVST RiverSource Variable Portfolio - Global          0.43       0.13     0.15            --           0.71(13)
Inflation Protected Securities Fund (Class 3)


RVST RiverSource Variable Portfolio - High Yield      0.59       0.13     0.14            --           0.86
Bond Fund (Class 3)


RVST RiverSource Variable Portfolio - Income          0.60       0.13     0.15            --           0.88
Opportunities Fund (Class 3)


RVST RiverSource Variable Portfolio - Mid Cap         0.80       0.13     0.14            --           1.07(13)
Growth Fund (Class 3)


RVST RiverSource Variable Portfolio - Mid Cap         0.58       0.13     0.14            --           0.85
Value Fund (Class 3)


RVST RiverSource Variable Portfolio - S&P 500         0.22       0.13     0.15            --           0.50(13)
Index Fund (Class 3)


RVST RiverSource Variable Portfolio - Short           0.48       0.13     0.15            --           0.76
Duration U.S. Government Fund (Class 3)


RVST Seligman Variable Portfolio - Growth Fund        0.52       0.13     0.15            --           0.80
(Class 3)


RVST Seligman Variable Portfolio - Larger-Cap         0.61       0.13     0.50            --           1.24(13)
Value Fund (Class 3)


RVST Seligman Variable Portfolio - Smaller-Cap        0.80       0.13     0.16            --           1.09(13)
Value Fund (Class 3)


RVST Threadneedle Variable Portfolio - Emerging       1.08       0.13     0.21            --           1.42(13)
Markets Fund (Class 3)


RVST Threadneedle Variable                            0.85       0.13     0.18            --           1.16
Portfolio - International Opportunity Fund
(Class 3)




                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Variable Portfolio - Davis New York Venture      0.68%      0.13%    0.13%           --%          0.94%(13)
Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Fundamental Value Fund)


RVST Variable Portfolio - Goldman Sachs Mid Cap       0.81       0.13     0.62            --           1.56(13)
Value Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Select Value Fund)


RVST Variable Portfolio - Partners Small Cap          0.99       0.13     0.15          0.02           1.29(13)
Value Fund (Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Small Cap Value Fund)


RVST Variable Portfolio - Aggressive Portfolio          --       0.25     0.04          0.77           1.06(14)
(Class 2)


RVST Variable Portfolio - Aggressive Portfolio          --       0.25     0.04          0.77           1.06(14),(15)
(Class 4)


RVST Variable Portfolio - Conservative Portfolio        --       0.25     0.04          0.62           0.91(14)
(Class 2)


RVST Variable Portfolio - Conservative Portfolio        --       0.25     0.04          0.62           0.91(14),(15)
(Class 4)


RVST Variable Portfolio - Moderate Portfolio            --       0.25     0.04          0.70           0.99(14)
(Class 2)


RVST Variable Portfolio - Moderate Portfolio            --       0.25     0.04          0.70           0.99(14),(15)
(Class 4)


RVST Variable Portfolio - Moderately Aggressive         --       0.25     0.04          0.74           1.03(14)
Portfolio (Class 2)


RVST Variable Portfolio - Moderately Aggressive         --       0.25     0.04          0.74           1.03(14),(15)
Portfolio (Class 4)


RVST Variable Portfolio - Moderately                    --       0.25     0.04          0.66           0.95(14)
Conservative Portfolio (Class 2)


RVST Variable Portfolio - Moderately                    --       0.25     0.04          0.66           0.95(14),(15)
Conservative Portfolio (Class 4)


Third Avenue Value Portfolio                          0.90         --     0.43            --           1.33(16)


Van Kampen Life Investment Trust Comstock             0.56       0.25     0.06            --           0.87
Portfolio, Class II Shares


Van Kampen's UIF Global Real Estate Portfolio,        0.85       0.35     0.36          0.01           1.57
Class II Shares


Van Kampen's UIF Mid Cap Growth Portfolio, Class      0.75       0.35     0.31          0.01           1.42
II Shares


Wanger International                                  0.85         --     0.20            --           1.05


Wanger USA                                            0.86         --     0.12            --           0.98


Wells Fargo Advantage VT Opportunity Fund             0.75       0.25     0.32          0.02           1.34(17)


Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25     0.26          0.01           1.27(17)





   * The funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% of the Fund's average daily net assets on an annualized basis. These arrangements may be modified or terminated by the Advisor at any time.


 (2) Credit Suisse fee waivers and expense reimbursements are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.15%.


 (4) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.96%.


 (5) The Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. In addition, the Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. Prior to July 1, 2009, this fee as a percentage of average daily net assets was 0.044% of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (7) The Advisor has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. After fee waivers and expense reimbursements net expenses would be 1.11%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.


 (8) The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC.


 (9) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. This voluntary undertaking may be amended or withdrawn at any time.



8  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

(10) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.


(11) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010 and changes in the fund's investor servicing contract.


(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 0.97% for RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3), 0.76% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Class 3), 1.08% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3), 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3), 1.05% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3), 1.15% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3), 1.53% for RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3), 0.99% for RVST Variable Portfolio - Davis New York Venture Fund (Class 3), 1.20% for RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class
     3) and 1.20% for RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(14) Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 and Class 4 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for each of the Class 2 and Class 4 shares of the Fund's.


(15) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for RVST Variable
     Portfolio - Aggressive Portfolio (Class 4), 0.86% for RVST Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for RVST Variable Portfolio - Moderate Portfolio (Class 4), 0.98% RVST Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for RVST Variable Portfolio - Moderately Conservative Portfolio (Class 4).


(16) The Fund's advisor has contractually agreed, for two years from March 1, 2009, to defer receipt of advisory fees and/or reimburse Fund expenses in order to limit total annual expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.30% of average daily net assets, subject to later reimbursement in certain circumstances. After fee waivers and expense reimbursements net expenses would be 1.30%.


(17) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The adviser has contractually agreed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed: 1.09% for Wells Fargo Advantage VT Opportunity Fund and 1.21% for Wells Fargo Advantage VT Small Cap Growth Fund. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.



                        RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  9

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS




      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
DEATH BENEFIT              We will pay a benefit to   The amount payable is the death benefit amount
                           the beneficiary of the     minus any indebtedness as of the death benefit
                           policy when the insured    valuation date. You may choose either of the
                           dies. Before the           following death benefit options:
                           insured's attained
                           insurance age 100, your    OPTION 1 (LEVEL AMOUNT): If death is prior to the
                           policy's death benefit     insured's attained insurance age 100, the death
                           can never be less than     benefit amount is the greater of the following as
                           the specified amount       determined on the death benefit valuation date:
                           unless you change that     - the specified amount; or
                           amount or your policy has  - a percentage of the policy value.
                           outstanding indebtedness.
                                                      OPTION 2 (VARIABLE AMOUNT): If death is prior to
                                                      the insured's attained insurance age 100, the
                                                      death benefit amount is the greater of the
                                                      following as determined on the death benefit
                                                      valuation date:
                                                      - the policy value plus the specified amount; or
                                                      - the percentage of the policy value.

                                                      You may change the death benefit option or
                                                      specified amount within certain limits, but doing
                                                      so generally will affect policy charges. We
                                                      reserve the right to limit any decrease to the
                                                      extent necessary to qualify the policy as life
                                                      insurance under the Internal Revenue Code of 1986,
                                                      as amended (Code).

                                                      UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON
                                                      OR AFTER THE INSURED'S ATTAINED INSURANCE AGE 100,
                                                      the amount payable is the cash surrender value on
                                                      the death benefit valuation date.

--------------------------------------------------------------------------------------------------------

NO LAPSE GUARANTEE (NLG)*  Your policy will not       NO LAPSE GUARANTEE: The policy has the NLG option,
                           lapse (end without value)  which guarantees the policy will not lapse before
* IN ILLINOIS, REFERRED    if the NLG is in effect,   the insured's attained insurance age 70 (or 5
  TO AS DEATH BENEFIT      even if the cash           years, if later). The NLG remains in effect if you
  GUARANTEE (DBG)          surrender value is less    meet certain premium requirements and indebtedness
                           than the amount needed to  does not exceed the policy value minus surrender
                           pay the monthly            charges. State restrictions may apply.
                           deduction.

--------------------------------------------------------------------------------------------------------

FLEXIBLE PREMIUMS          You choose when to pay     When you apply for your policy, you state how much
                           premiums and how much      you intend to pay and whether you will pay
                           premium to pay.            quarterly, semiannually or annually. You may also
                                                      make additional, unscheduled premium payments
                                                      subject to certain limits. You cannot make premium
                                                      payments on or after the insured's attained
                                                      insurance age 100. We may refuse premiums in order
                                                      to comply with the Code. Although you have
                                                      flexibility in paying premiums, the amount and
                                                      frequency of your payments will affect the policy
                                                      value, cash surrender value and the length of time
                                                      your policy will remain in force as well as affect
                                                      whether the NLG remains in effect.

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10  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
RIGHT TO EXAMINE YOUR      You may return your        You may mail or deliver the policy to our home
POLICY ("FREE LOOK")       policy for any reason and  office or to your sales representative with a
                           receive a full refund of   written request for cancellation by the 10th day
                           all premiums paid.         after you receive it (15th day in Colorado, 20th
                                                      day in Idaho and North Dakota). On the date your
                                                      request is postmarked or received, the policy will
                                                      immediately be considered void from the start.

                                                      Under our current administrative practice, your
                                                      request to cancel the policy under the "Free Look"
                                                      provision will be honored if received at our home
                                                      office within 30 days from the latest of the
                                                      following dates:
                                                      - The date we mail the policy from our office.
                                                      - The policy date (only if the policy is issued in
                                                        force).
                                                      - The date your sales representative delivers the
                                                        policy to you as evidenced by our policy
                                                        delivery receipt, which you must
                                                        sign and date.

                                                      We reserve the right to change or discontinue this
                                                      administrative practice at any time.

--------------------------------------------------------------------------------------------------------

EXCHANGE RIGHT             For two years after the    Because the policy itself offers a fixed return
                           policy is issued, you can  option, all you need to do is transfer all of the
                           exchange it for one that   policy value in the subaccounts to the fixed
                           provides benefits that do  account. This exchange does not require our
                           not vary with the          underwriting approval. We do not issue a new
                           investment return of the   policy. State restrictions may apply.
                           subaccounts.

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INVESTMENT CHOICES         You may direct your net
                           premiums or transfer your
                           policy's value to:
                           - THE VARIABLE ACCOUNT     - UNDER THE VARIABLE ACCOUNT your policy's value
                             which consists of          may increase or decrease daily, depending on the
                             subaccounts, each of       investment return. No minimum amount is
                             which invests in a fund    guaranteed.
                             with a particular
                             investment objective;
                             or
                           - THE FIXED ACCOUNT which  - THE FIXED ACCOUNT earns interest rates that we
                             is our general             adjust periodically. This rate will never be
                             investment account.        lower than 4%.

--------------------------------------------------------------------------------------------------------

SURRENDERS                 You may cancel the policy  The cash surrender value is the policy value minus
                           while it is in force and   indebtedness minus any applicable surrender
                           receive its cash           charges. Partial surrenders are available within
                           surrender value or take a  certain limits for a fee.
                           partial surrender out of
                           your policy.

--------------------------------------------------------------------------------------------------------

LOANS                      You may borrow against     Your policy secures the loan.
                           your policy's cash
                           surrender value.

--------------------------------------------------------------------------------------------------------

TRANSFERS                  You may transfer your      You may transfer policy value from one subaccount
                           policy's value.            to another or between subaccounts and the fixed
                                                      account. You can also arrange for automated
                                                      transfers among the fixed account and subaccounts.
                                                      Certain restrictions may apply.

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                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  11

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
OPTIONAL INSURANCE         You may add optional       AVAILABLE RIDERS YOU MAY ADD:
BENEFITS                   benefits to your policy    - ACCELERATED BENEFIT RIDER FOR TERMINAL ILLNESS
                           at an additional cost, in    (ABRTI): If the insured is terminally ill and
                           the form of riders (if       death is expected to occur within six months,
                           you meet certain             the rider provides that you can withdraw a
                           requirements). The           portion of the death benefit prior to death.
                           amounts of these benefits  - ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB
                           do not vary with             provides an additional death benefit if the
                           investment experience of     insured's death is caused by accidental injury.
                           the variable account.      - AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB
                           Certain restrictions and     provides an increase in the specified amount at
                           conditions apply and are     a designated percentage on each policy
                           clearly described in the     anniversary until insured's attained insurance
                           applicable rider. These      age 65.
                           riders may not be          - CHILDREN'S INSURANCE RIDER (CIR): CIR provides
                           available in all states.     level term coverage on each eligible child.
                                                      - WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under
                                                        WMD, we will waive the monthly deduction if the
                                                        insured becomes totally disabled before attained
                                                        insurance age 60.
                                                      - WAIVER OF PREMIUM RIDER (WP): If the insured
                                                        becomes totally disabled before attained
                                                        insurance age 60, prior to attained insurance
                                                        age 65 we will add the monthly-specified premium
                                                        shown in the policy to the policy value, or
                                                        waive the monthly deduction if higher. On and
                                                        after attained insurance age 65 the monthly
                                                        deduction will be waived. If total disability
                                                        begins on or after attained insurance age 60 but
                                                        before attained insurance age 65, the addition
                                                        of the monthly-specified premium or the waiver
                                                        of the monthly deduction will be for a limited
                                                        period of time. WP also includes a waiver for
                                                        involuntary unemployment benefit where monthly
                                                        deductions may be waived up to 12 months.

--------------------------------------------------------------------------------------------------------





12  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY RISKS



       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
INVESTMENT RISK            You direct your net        - You can lose cash values due to adverse
                           premiums or transfer your    investment experience. No minimum amount is
                           policy's value to a          guaranteed under the subaccounts of the variable
                           subaccount that drops in     account.
                           value.                     - Your death benefit under Option 2 may be lower
                                                        due to adverse investment experience.
                                                      - Your policy could lapse due to adverse
                                                        investment experience if the NLG is not in
                                                        effect and you do not pay the premiums needed to
                                                        maintain coverage.
                           -----------------------------------------------------------------------------
                           You transfer your          - The value of the subaccount from which you
                           policy's value between       transferred could increase.
                           subaccounts.               - The value of the subaccount to which you
                                                        transferred could decrease.
--------------------------------------------------------------------------------------------------------

RISK OF LIMITED POLICY     The policy is not          - If you are unable to afford the premiums needed
VALUES IN EARLY YEARS      suitable as a short-term     to keep the policy in force for a long period of
                           investment.                  time, your policy could lapse with no value.
                           -----------------------------------------------------------------------------
                           Your policy has little or  - Surrender charges apply to this policy for the
                           no cash surrender value      first ten policy years. Surrender charges can
                           in the early policy          significantly reduce policy value. Poor
                           years.                       investment performance can also significantly
                                                        reduce policy values. During early policy years
                                                        the cash surrender value may be less than the
                                                        premiums you pay for the policy.
                           -----------------------------------------------------------------------------
                           Your ability to take       - You cannot take partial surrenders during the
                           partial surrenders is        first policy year.
                           limited.
--------------------------------------------------------------------------------------------------------

LAPSE RISK                 You do not pay the         - We will not pay a death benefit if your policy
                           premiums needed to           lapses.
                           maintain coverage.         - Also, the lapse may have adverse tax
                                                        consequences.
                           -----------------------------------------------------------------------------
                           Your policy may lapse due  - Surrender charges affect the surrender value,
                           to surrender charges.        which is a measure we use to determine whether
                                                        your policy will enter a grace period (and
                                                        possibly lapse, which may have adverse tax
                                                        consequences). A partial surrender will reduce
                                                        the policy value, will reduce the death benefit
                                                        and may terminate the NLG.
                           -----------------------------------------------------------------------------
                           You take a loan against    - Taking a loan increases the risk of:
                           your policy.                 -- policy lapse (which may have adverse tax
                                                           consequences);
                                                        -- a permanent reduction of policy value;
                                                        -- reducing the death benefit.
                                                      - Taking a loan may also terminate the NLG.
                           -----------------------------------------------------------------------------
                           Your policy can lapse due  - Your policy could lapse due to adverse
                           to poor investment           investment experience if the NLG is not in
                           performance.                 effect and you do not pay the premiums needed to
                                                        maintain coverage.
                                                      - The lapse may have adverse tax consequences.
--------------------------------------------------------------------------------------------------------





                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  13

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK  You drop another policy    - You may pay surrender charges on the policy you
                           to buy this one.             drop.

                                                      - This policy has surrender charges, which may
                                                        extend beyond those in the policy you drop.

                                                      - You will be subject to new incontestability and
                                                        suicide  periods.

                                                      - You may be in a higher insurance risk rating
                                                        category now and you may pay higher premiums.

                                                      - If you drop the policy and it is not part of an
                                                        exchange under Section 1035 of the Code, there
                                                        may be adverse tax consequences if your total
                                                        policy value (before reductions for outstanding
                                                        loans, if any) exceeds your investment in the
                                                        policy.

                                                      - If you drop the policy as part of an exchange
                                                        under Section 1035 of the Code and there is a
                                                        loan on the policy, there may be adverse tax
                                                        consequences if your total policy value (before
                                                        reductions for the outstanding loan) exceeds
                                                        your investment in the policy.

                           -----------------------------------------------------------------------------

                           You use cash values or     - If you borrow from another policy to buy this
                           dividends from another       one, the loan reduces the death benefit on the
                           policy to buy this one,      other policy. If you fail to repay the loan and
                           without dropping the         accrued interest, you could lose the other
                           other policy.                coverage and you may be subject to income tax if
                                                        the policy lapses or is surrendered with a loan
                                                        against it.

                                                      - If you surrender cash value from another policy
                                                        to buy this one, you could lose coverage on the
                                                        other policy. Also, the surrender may be subject
                                                        to federal and state income tax.

--------------------------------------------------------------------------------------------------------

TAX RISK                   A policy may be            - Federal income tax on earnings will apply to
                           classified as a "modified    surrenders or loans from a MEC policy or an
                           endowment contract" (MEC)    assignment or pledge of a MEC policy. State
                           for federal income tax       income taxes may also apply. These taxable
                           purposes when issued. If     earnings come out first on surrenders or loans
                           a policy is not a MEC        from a MEC policy or an assignment or pledge of
                           when issued, certain         a MEC policy. If you are under age 59 1/2, a 10%
                           changes you make to the      penalty tax may also apply to these earnings.
                           policy may cause it to       After the earnings are withdrawn, then
                           become a MEC.                investment in the policy is paid out.

                           -----------------------------------------------------------------------------

                           If your policy lapses or   - You will be taxed on any earnings in the policy.
                           is fully surrendered with    For non-MEC policies, this is earnings in policy
                           an outstanding policy        cash surrender value and earnings previously
                           loan, you may experience     taken via existing loans. It could be the case
                           a significant tax risk,      that a policy with a relatively small existing
                           especially if your           cash value could have significant earnings that
                           policy is not a MEC.         will be taxed upon lapse or surrender of the
                                                        policy. For MEC policies this is the remaining
                                                        earnings in the policy, which could be a
                                                        significant amount depending on the policy.

                           -----------------------------------------------------------------------------




14  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
TAX RISK (CONTINUED)       Congress may change how    - You could lose any or all of the specific
                           life insurance is taxed      federal income tax attributes and benefits of a
                           at any time.                 life insurance policy including tax-deferred
                                                        accrual of cash values and income tax free death
                           The interpretation of        benefits. For non-MEC policies you could lose
                           current tax law is           your ability to take non-taxable distributions
                           subject to change by the     from the policy.
                           Internal Revenue Service
                           (IRS) or the courts at
                           any time.

                           -----------------------------------------------------------------------------

                           The IRS may determine      - You may be taxed on the income of each
                           that you are the owner of    subaccount to the extent of your interest in the
                           the fund shares held by      subaccount.
                           our Variable Account.

                           -----------------------------------------------------------------------------
                           You may buy this policy    - The tax-deferred accrual of cash values provided
                           to fund a tax-deferred       by the policy is unnecessary because tax
                           retirement plan.             deferral is provided by the tax-deferred
                                                        retirement plan.

                           -----------------------------------------------------------------------------
                           The investments in the     - If a policy fails to qualify as a life insurance
                           subaccount are not           policy because
                           adequately diversified.      it is not adequately diversified, the
                                                        policyholder
                                                        must include in gross income the "income on the
                                                        contract"
                                                        (as defined in Section 7702(g) of the Code).

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Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  15

LOADS, FEES AND CHARGES

Policy charges primarily compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge" below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect. (See "No Lapse Guarantee;" also "Grace Period" and "Reinstatement" at the end of this section on policy costs.)

COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: primarily, the cost of providing the death benefit under your policy. It depends on:

   - the amount of the death benefit;

   - the policy value; and

   - the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on the insured's attained insurance age, sex (unless unisex rates are required by law), and risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

       We set the rates based on our expectations as to future mortality experience. We may change the rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the

16  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

       Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy, which are based on the 1980 Commissioners's Standard Ordinary (CSO) Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee, and any charges for optional riders with the exception of the WMD as it applies to the base policy.

   "D" IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

2. POLICY FEE: $7.50 per month for initial specified amounts below $250,000 and $5.00 per month for initial specified amounts of $250,000 and above. This charge reimburses us for expenses associated with issuing the policy, such as processing the application (primarily underwriting) and setting up computer records; and associated with administering and distributing the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE
If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.

The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured's attained insurance age, sex (unless unisex rates are required by law), risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.

The following table illustrates the maximum surrender charge for a male, insurance age 40 qualifying for preferred nonsmoker rates. We assume the specified amount to be $300,000.


LAPSE OR SURRENDER                          MAXIMUM
AT BEGINNING OF YEAR                   SURRENDER CHARGE

          1                                $3,126.00

          2                                 3,126.00

          3                                 3,126.00

          4                                 3,126.00

          5                                 3,126.00

          6                                 3,126.00

          7                                 2,500.80

          8                                 1,875.60

          9                                 1,250.40

         10                                   625.20

         11                                     0.00


From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.

PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  17

MORTALITY AND EXPENSE RISK CHARGE
This charge applies only to the subaccounts and not to the fixed account. It is equal, on an annual basis, to .90% of the average daily net asset value of the subaccounts for the first 10 policy years and .45% thereafter. We reserve the right to charge up to .90% for all policy years. Computed daily, the charge compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.


18  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS 19 managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio Funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio funds of funds. In addition, on Sept. 29, 2009, Ameriprise Financial, Inc. entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the second quarter of 2010. Certain separate accounts invest in funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliates issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts that their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:

  - Compensating, training and educating sales representatives who sell the policies.

  - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to policy owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


20  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  21

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
AllianceBernstein VPS      Seeks long-term growth of capital.           AllianceBernstein L.P.
Growth and Income
Portfolio (Class B)
------------------------------------------------------------------------------------------------

AllianceBernstein VPS      Seeks long-term growth of capital.           AllianceBernstein L.P.
International Value
Portfolio (Class B)
------------------------------------------------------------------------------------------------

AllianceBernstein VPS      Seeks long-term growth of capital.           AllianceBernstein L.P.
Large Cap Growth
Portfolio (Class B)
------------------------------------------------------------------------------------------------

American Century VP        Seeks capital growth.                        American Century Global
International, Class I                                                  Investment Management,
                                                                        Inc.
------------------------------------------------------------------------------------------------

American Century VP        Seeks long-term capital growth. Income is a  American Century
Value, Class I             secondary objective.                         Investment Management,
                                                                        Inc.
------------------------------------------------------------------------------------------------

Calvert Variable Series,   Seeks competitive total return through       Calvert Asset Management
Inc. VP SRI Social         actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Balanced Portfolio         and money market instruments which offer     New Amsterdam Partners,
                           income and capital growth opportunity and    LLP, sub-adviser on
                           which satisfy Portfolio's investment and     equity portion; no sub-
                           social criteria.                             adviser on fixed-income
                                                                        portion.
------------------------------------------------------------------------------------------------

Columbia High Yield Fund,  Seeks total return, consisting of a high     Columbia Management
Variable Series, Class B   level of income and capital appreciation.    Investment Advisers,
                                                                        LLC, advisor; MacKay
                                                                        Shields LLC, sub-
                                                                        adviser.
------------------------------------------------------------------------------------------------

Credit Suisse              Seeks total return.                          Credit Suisse Asset
Trust - Commodity Return                                                Management, LLC
Strategy Portfolio
------------------------------------------------------------------------------------------------

Credit Suisse              Seeks long-term capital appreciation.        Credit Suisse Asset
Trust - U.S. Equity Flex                                                Management, LLC
I Portfolio
------------------------------------------------------------------------------------------------

Eaton Vance VT Floating-   Seeks high level of current income.          Eaton Vance Management
Rate Income Fund
------------------------------------------------------------------------------------------------

Evergreen VA Fundamental   Seeks capital growth with the potential for  Evergreen Investment
Large Cap Fund - Class 2   current income.                              Management Company, LLC
------------------------------------------------------------------------------------------------

Evergreen VA               Seeks long-term capital growth and           Evergreen Investment
International Equity       secondarily, modest income.                  Management Company, LLC
Fund - Class 2
------------------------------------------------------------------------------------------------

Fidelity(R) VIP            Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R) Portfolio    Normally invests primarily in common         Research Company (FMR),
Service Class 2            stocks. Invests in securities of companies   investment manager; FMR
                           whose value it believes is not fully         U.K. and FMR Far East,
                           recognized by the public. Invests in either  sub-advisers.
                           "growth" stocks or "value" stocks or both.
                           The fund invests in domestic and foreign
                           issuers.
------------------------------------------------------------------------------------------------




22  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth &   Seeks high total return through a            FMR, investment manager;
Income Portfolio Service   combination of current income and capital    FMR U.K., FMR Far East,
Class                      appreciation. Normally invests a majority    sub-advisers.
                           of assets in common stocks with a focus on
                           those that pay current dividends and show
                           potential for capital appreciation. Invests
                           in domestic and foreign issuers. The Fund
                           invests in either "growth" stocks or
                           "value" stocks or both.
------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid Cap    Seeks long-term growth of capital. Normally  FMR, investment manager;
Portfolio Service Class    invests primarily in common stocks.          FMR U.K., FMR Far East,
                           Normally invests at least 80% of assets in   sub-advisers.
                           securities of companies with medium market
                           capitalizations. May invest in companies
                           with smaller or larger market
                           capitalizations. Invests in domestic and
                           foreign issuers. The Fund invests in either
                           "growth" or "value" common stocks or both.
------------------------------------------------------------------------------------------------

Fidelity(R) VIP Overseas   Seeks long-term growth of capital. Normally  FMR, investment manager;
Portfolio Service Class    invests primarily in common stocks           FMR U.K., FMR Far East,
                           allocating investments across different      Fidelity International
                           countries and regions. Normally invests at   Investment Advisors
                           least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
------------------------------------------------------------------------------------------------

FTVIPT Franklin Global     Seeks high total return.                     Franklin Templeton
Real Estate Securities                                                  Institutional, LLC
Fund - Class 2
------------------------------------------------------------------------------------------------

FTVIPT Franklin Small Cap  Seeks long-term total return.                Franklin Advisory
Value Securities                                                        Services, LLC
Fund - Class 2
------------------------------------------------------------------------------------------------

FTVIPT Mutual Shares       Seeks capital appreciation, with income as   Franklin Mutual
Securities Fund - Class 2  a secondary goal.                            Advisers, LLC
------------------------------------------------------------------------------------------------

Goldman Sachs VIT Mid Cap  Seeks long-term capital appreciation.        Goldman Sachs Asset
Value                                                                   Management, L.P.
Fund - Institutional
Shares
------------------------------------------------------------------------------------------------

Goldman Sachs VIT          Seeks long-term growth of capital through a  Goldman Sachs Asset
Structured Small Cap       broadly diversified portfolio of equity      Management, L.P.
Equity                     investments in U.S. issuers.
Fund - Institutional
Shares
------------------------------------------------------------------------------------------------

Goldman Sachs VIT          Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S. Equity     dividend income.                             Management, L.P.
Fund - Institutional
Shares
------------------------------------------------------------------------------------------------

Invesco V.I. Capital       Seeks growth of capital.                     Invesco Advisers, Inc.
Appreciation Fund, Series
I Shares (previously AIM
V.I. Capital Appreciation
Fund, Series I Shares)
------------------------------------------------------------------------------------------------

Invesco V.I. Capital       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Development Fund, Series
I Shares (previously AIM
V.I. Capital Development
Fund, Series I Shares)
------------------------------------------------------------------------------------------------




                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  23

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity   Seeks growth of capital.                     Invesco Advisers, Inc.
Fund, Series I Shares
(previously AIM V.I. Core
Equity Fund, Series I
Shares)
------------------------------------------------------------------------------------------------

Invesco V.I. Financial     Seeks capital growth.                        Invesco Advisers, Inc.
Services Fund, Series I
Shares (previously AIM
V.I. Financial Services
Fund, Series I Shares)
------------------------------------------------------------------------------------------------

Invesco V.I.               Seeks long-term growth of capital.           Invesco Advisers, Inc.
International Growth
Fund, Series II Shares
(previously AIM V.I.
International Growth
Fund, Series II Shares)
------------------------------------------------------------------------------------------------

Invesco V.I. Technology    Seeks capital growth.                        Invesco Advisers, Inc.
Fund, Series I Shares
(previously AIM V.I.
Technology Fund, Series I
Shares)
------------------------------------------------------------------------------------------------

Janus Aspen Series         Seeks long-term growth of capital.           Janus Capital Management
Enterprise Portfolio:                                                   LLC
Service Shares
------------------------------------------------------------------------------------------------

Janus Aspen Series Global  Seeks long-term growth of capital.           Janus Capital Management
Technology Portfolio:                                                   LLC
Service Shares
------------------------------------------------------------------------------------------------

Janus Aspen Series Janus   Seeks long-term growth of capital in a       Janus Capital Management
Portfolio: Service Shares  manner consistent with the preservation of   LLC
                           capital.
------------------------------------------------------------------------------------------------

Janus Aspen Series         Seeks long-term growth of capital.           Janus Capital Management
Overseas Portfolio:                                                     LLC
Service Shares
------------------------------------------------------------------------------------------------

MFS(R) Investors Growth    Seeks capital appreciation.                  MFS Investment
Stock Series - Service                                                  Management(R)
Class
------------------------------------------------------------------------------------------------

MFS(R) New Discovery       Seeks capital appreciation.                  MFS Investment
Series - Service Class                                                  Management(R)
------------------------------------------------------------------------------------------------

MFS(R) Utilities           Seeks total return.                          MFS Investment
Series - Service Class                                                  Management(R)
------------------------------------------------------------------------------------------------

Oppenheimer Global         Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Securities Fund/VA,
Service Shares
------------------------------------------------------------------------------------------------

Oppenheimer Global         Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Income Fund/VA,  principally derived from interest on debt
Service Shares             securities.
(previously Oppenheimer
Strategic Bond Fund/VA,
Service Shares)
------------------------------------------------------------------------------------------------




24  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
Oppenheimer Main Street    Seeks capital appreciation.                  OppenheimerFunds, Inc.
Small Cap Fund/VA,
Service Shares
------------------------------------------------------------------------------------------------

PIMCO VIT All Asset        Seeks maximum real return consistent with    Pacific Investment
Portfolio, Advisor Share   preservation of real capital and prudent     Management Company LLC
Class                      investment management.
------------------------------------------------------------------------------------------------

Putnam VT Global Health    Seeks capital appreciation.                  Putnam Investment
Care Fund - Class IB                                                    Management, LLC
Shares
------------------------------------------------------------------------------------------------

Putnam VT High Yield       Seeks high current income. Capital growth    Putnam Investment
Fund - Class IB Shares     is a secondary goal when consistent with     Management, LLC
                           achieving high current income.
------------------------------------------------------------------------------------------------

Putnam VT International    Seeks capital appreciation.                  Putnam Investment
Equity Fund - Class IB                                                  Management, LLC
Shares
------------------------------------------------------------------------------------------------

Putnam VT New              Seeks long-term capital appreciation.        Putnam Investment
Opportunities                                                           Management, LLC
Fund - Class IA Shares
------------------------------------------------------------------------------------------------

Putnam VT Vista            Seeks capital appreciation.                  Putnam Investment
Fund - Class IB Shares                                                  Management, LLC
------------------------------------------------------------------------------------------------

Royce Capital              Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Micro-Cap
Portfolio, Investment
Class
------------------------------------------------------------------------------------------------

RVST Disciplined Asset     Seeks high level of total return that is     RiverSource Investments,
Allocation                 consistent with an aggressive level of       LLC
Portfolios - Aggressive    risk. This is a "fund of funds" and seeks
                           to achieve its objective by investing in a
                           combination of underlying funds for which
                           RiverSource Investments acts as investment
                           manager or an affiliate acts as principal
                           underwriter. By investing in several
                           underlying funds, the Fund seeks to
                           minimize the risks inherent in investing in
                           a single fund.
------------------------------------------------------------------------------------------------

RVST Disciplined Asset     Seeks high level of total return that is     RiverSource Investments,
Allocation                 consistent with a conservative level of      LLC
Portfolios - Conservative  risk. This is a "fund of funds" and seeks to achieve its objective by investing in a
                           combination of underlying funds for which
                           RiverSource Investments acts as investment
                           manager or an affiliate acts as principal
                           underwriter. By investing in several
                           underlying funds, the Fund seeks to
                           minimize the risks inherent in investing in
                           a single fund.
------------------------------------------------------------------------------------------------

RVST Disciplined Asset     Seeks high level of total return that is     RiverSource Investments,
Allocation                 consistent with a moderate level of risk.    LLC
Portfolios - Moderate      This is a "fund of funds" and seeks to
                           achieve its objective by investing in a
                           combination of underlying funds for which
                           RiverSource Investments acts as investment
                           manager or an affiliate acts as principal
                           underwriter. By investing in several
                           underlying funds, the Fund seeks to
                           minimize the risks inherent in investing in
                           a single fund.
------------------------------------------------------------------------------------------------




                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  25

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
RVST Disciplined Asset     Seeks high level of total return that is     RiverSource Investments,
Allocation                 consistent with a moderate aggressive level  LLC
Portfolios - Moderately    of risk. This is a "fund of funds" and
Aggressive                 seeks to achieve its objective by investing
                           in a combination of underlying funds for
                           which RiverSource Investments acts as
                           investment manager or an affiliate acts as
                           principal underwriter. By investing in
                           several underlying funds, the Fund seeks to
                           minimize the risks inherent in investing in
                           a single fund.
------------------------------------------------------------------------------------------------

RVST Disciplined Asset     Seeks high level of total return that is     RiverSource Investments,
Allocation                 consistent with a moderate conservative      LLC
Portfolios - Moderately    level of risk. This is a "fund of funds"
Conservative               and seeks to achieve its objective by
                           investing in a combination of underlying
                           funds for which RiverSource Investments
                           acts as investment manager or an affiliate
                           acts as principal underwriter. By investing
                           in several underlying funds, the Fund seeks
                           to minimize the risks inherent in investing
                           in a single fund.
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks maximum total investment return        RiverSource Investments,
Portfolio - Balanced Fund  through a combination of capital growth and  LLC
(Class 3)                  current income.
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks maximum current income consistent      RiverSource Investments,
Portfolio - Cash           with liquidity and stability of principal.   LLC
Management Fund (Class 3)
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks high level of current income while     RiverSource Investments,
Portfolio - Diversified    attempting to conserve the value of the      LLC
Bond Fund (Class 3)        investment for the longest period of time.
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks high level of current income and, as   RiverSource Investments,
Portfolio - Diversified    a secondary goal, steady growth of capital.  LLC
Equity Income Fund (Class
3)
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks capital appreciation.                  RiverSource Investments,
Portfolio - Dynamic                                                     LLC
Equity Fund (Class 3)
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Non-diversified fund that seeks high total   RiverSource Investments,
Portfolio - Global Bond    return through income and growth of          LLC
Fund (Class 3)             capital.
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Non-diversified fund that seeks total        RiverSource Investments,
Portfolio - Global         return that exceeds the rate of inflation    LLC
Inflation Protected        over the long-term.
Securities Fund (Class 3)
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks high current income, with capital      RiverSource Investments,
Portfolio - High Yield     growth as a secondary objective.             LLC
Bond Fund (Class 3)
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks high total return through current      RiverSource Investments,
Portfolio - Income         income and capital appreciation.             LLC
Opportunities Fund (Class
3)
------------------------------------------------------------------------------------------------




26  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
RVST RiverSource Variable  Seeks growth of capital.                     RiverSource Investments,
Portfolio - Mid Cap                                                     LLC
Growth Fund (Class 3)
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks long-term growth of capital.           RiverSource Investments,
Portfolio - Mid Cap Value                                               LLC
Fund (Class 3)
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks long-term capital appreciation.        RiverSource Investments,
Portfolio - S&P 500 Index                                               LLC
Fund (Class 3)
------------------------------------------------------------------------------------------------

RVST RiverSource Variable  Seeks high level of current income and       RiverSource Investments,
Portfolio - Short          safety of principal consistent with          LLC
Duration U.S. Government   investment in U.S. government and
Fund (Class 3)             government agency securities.
------------------------------------------------------------------------------------------------

RVST Seligman Variable     Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Growth Fund                                                 LLC
(Class 3)
------------------------------------------------------------------------------------------------

RVST Seligman Variable     Seeks long-term growth of capital.           RiverSource Investments,
Portfolio - Larger-Cap                                                  LLC
Value Fund (Class 3)
------------------------------------------------------------------------------------------------

RVST Seligman Variable     Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Smaller-Cap                                                 LLC, adviser; Kenwood
Value Fund (Class 3)                                                    Capital Management LLC,
                                                                        sub-adviser.
------------------------------------------------------------------------------------------------

RVST Threadneedle          Seeks long-term capital growth.              RiverSource Investments,
Variable                                                                LLC, adviser;
Portfolio - Emerging                                                    Threadneedle
Markets Fund (Class 3)                                                  International Limited,
                                                                        an indirect wholly-owned
                                                                        subsidiary of Ameriprise
                                                                        Financial, sub-adviser.
------------------------------------------------------------------------------------------------

RVST Threadneedle          Seeks capital appreciation.                  RiverSource Investments,
Variable                                                                LLC, adviser;
Portfolio - International                                               Threadneedle
Opportunity Fund (Class                                                 International Limited,
3)                                                                      an indirect wholly-owned
                                                                        subsidiary of Ameriprise
                                                                        Financial, sub-adviser.
------------------------------------------------------------------------------------------------

RVST Variable              Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Davis New                                                   LLC, adviser; Davis
York Venture Fund (Class                                                Selected Advisers, L.P.,
3) (previously RVST                                                     sub-adviser.
RiverSource Partners
Variable
Portfolio - Fundamental
Value Fund)
------------------------------------------------------------------------------------------------

RVST Variable              Seeks long-term growth of capital.           RiverSource Investments,
Portfolio - Goldman Sachs                                               LLC, adviser; Systematic
Mid Cap Value Fund (Class                                               Financial Management,
3) (previously RVST                                                     L.P. and WEDGE Capital
RiverSource Partners                                                    Management L.L.P., sub-
Variable                                                                advisers.
Portfolio - Select Value
Fund)
------------------------------------------------------------------------------------------------




                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  27

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
RVST Variable              Seeks long-term capital appreciation.        RiverSource Investments,
Portfolio - Partners                                                    LLC, adviser; Barrow,
Small Cap Value Fund                                                    Hanley, Mewhinney &
(Class 3) (previously                                                   Strauss, Inc., Denver
RVST RiverSource Partners                                               Investment Advisors LLC,
Variable                                                                Donald Smith & Co.,
Portfolio - Small Cap                                                   Inc., River Road Asset
Value Fund)                                                             Management, LLC and
                                                                        Turner Investment
                                                                        Partners, Inc., sub-
                                                                        advisers.
------------------------------------------------------------------------------------------------

RVST Variable              Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggressive     consistent with an aggressive level of       LLC
Portfolio (Class 2)        risk. This is a "fund of funds" and seeks
                           to achieve its objective by investing in a
                           combination of underlying funds. The fund
                           invests primarily in underlying funds that
                           invest in equity securities and also
                           invests a small amount in underlying funds
                           that invest in fixed income securities.
------------------------------------------------------------------------------------------------

RVST Variable              Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggressive     consistent with an aggressive level of       LLC
Portfolio (Class 4)        risk. This is a "fund of funds" and seeks
                           to achieve its objective by investing in a
                           combination of underlying funds. The fund
                           invests primarily in underlying funds that
                           invest in equity securities and also
                           invests a small amount in underlying funds
                           that invest in fixed income securities.
------------------------------------------------------------------------------------------------

RVST Variable              Seeks high level of total return that is     RiverSource Investments,
Portfolio - Conservative   consistent with a conservative level of      LLC
Portfolio (Class 2)        risk. This is a "fund of funds" and seeks
                           to achieve its objective by investing in a
                           combination of underlying funds. The fund
                           invests primarily in underlying funds that
                           invest in fixed income securities.
------------------------------------------------------------------------------------------------

RVST Variable              Seeks high level of total return that is     RiverSource Investments,
Portfolio - Conservative   consistent with a conservative level of      LLC
Portfolio (Class 4)        risk. This is a "fund of funds" and seeks
                           to achieve its objective by investing in a
                           combination of underlying funds. The fund
                           invests primarily in underlying funds that
                           invest in fixed income securities.
------------------------------------------------------------------------------------------------

RVST Variable              Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderate       consistent with a moderate level of risk.    LLC
Portfolio (Class 2)        This is a "fund of funds" and seeks to
                           achieve its objective by investing in a
                           combination of underlying funds. The fund
                           invests primarily in a balance of
                           underlying funds that invest in fixed
                           income securities and underlying funds that
                           invest in equity securities.
------------------------------------------------------------------------------------------------

RVST Variable              Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderate       consistent with a moderate level of risk.    LLC
Portfolio (Class 4)        This is a "fund of funds" and seeks to
                           achieve its objective by investing in a
                           combination of underlying funds. The fund
                           invests primarily in a balance of
                           underlying funds that invest in fixed
                           income securities and underlying funds that
                           invest in equity securities.
------------------------------------------------------------------------------------------------




28  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
RVST Variable              Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderately     consistent with a moderately aggressive      LLC
Aggressive Portfolio       level of risk. This is a "fund of funds"
(Class 2)                  and seeks to achieve its objective by
                           investing in a combination of underlying
                           funds. The fund invests primarily in
                           underlying funds that invest in equity
                           securities and also invests a moderate
                           amount in underlying funds that invest in
                           fixed income securities.
------------------------------------------------------------------------------------------------

RVST Variable              Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderately     consistent with a moderately aggressive      LLC
Aggressive Portfolio       level of risk. This is a "fund of funds"
(Class 4)                  and seeks to achieve its objective by
                           investing in a combination of underlying
                           funds. The fund invests primarily in
                           underlying funds that invest in equity
                           securities and also invests a moderate
                           amount in underlying funds that invest in
                           fixed income securities.
------------------------------------------------------------------------------------------------

RVST Variable              Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderately     consistent with a moderately conservative    LLC
Conservative Portfolio     level of risk. This is a "fund of funds"
(Class 2)                  and seeks to achieve its objective by
                           investing in a combination of underlying
                           funds. The fund invests primarily in
                           underlying funds that invest in fixed
                           income securities and also invests a
                           moderate amount in underlying funds that
                           invest in equity securities.
------------------------------------------------------------------------------------------------

RVST Variable              Seeks high level of total return that is     RiverSource Investments,
Portfolio - Moderately     consistent with a moderately conservative    LLC
Conservative Portfolio     level of risk. This is a "fund of funds"
(Class 4)                  and seeks to achieve its objective by
                           investing in a combination of underlying
                           funds. The fund invests primarily in
                           underlying funds that invest in fixed
                           income securities and also invests a
                           moderate amount in underlying funds that
                           invest in equity securities.
------------------------------------------------------------------------------------------------

Third Avenue Value         Seeks long-term capital appreciation.        Third Avenue Management
Portfolio                                                               LLC
------------------------------------------------------------------------------------------------

Van Kampen Life            Seeks capital growth and income through      Van Kampen Asset
Investment Trust Comstock  investments in equity securities, including  Management
Portfolio, Class II        common stocks, preferred stocks and
Shares                     securities convertible into common and
                           preferred stocks.
------------------------------------------------------------------------------------------------

Van Kampen's UIF Global    Seeks current income and capital             Morgan Stanley
Real Estate Portfolio,     appreciation.                                Investment Management
Class II Shares                                                         Inc., doing business as
                                                                        Van Kampen, adviser;
                                                                        Morgan Stanley
                                                                        Investment Management
                                                                        Limited and Morgan
                                                                        Stanley Investment
                                                                        Management Company, sub-
                                                                        advisers.
------------------------------------------------------------------------------------------------

Van Kampen's UIF Mid Cap   Seeks long-term capital growth.              Morgan Stanley
Growth Portfolio, Class                                                 Investment Management
II Shares                                                               Inc., doing business as
                                                                        Van Kampen.
------------------------------------------------------------------------------------------------

Wanger International       Seeks long-term growth of capital.           Columbia Wanger Asset
                                                                        Management, L.P.
------------------------------------------------------------------------------------------------

Wanger USA                 Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                        Management, L.P.
------------------------------------------------------------------------------------------------




                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  29

------------------------------------------------------------------------------------------------
INVESTING IN               INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
------------------------------------------------------------------------------------------------
Wells Fargo Advantage VT   Seeks long-term total return, consisting of  Wells Fargo Funds
Opportunity Fund           capital appreciation and current income.     Management, LLC,
                                                                        adviser; Wells Capital
                                                                        Management Incorporated,
                                                                        sub-adviser.
------------------------------------------------------------------------------------------------

Wells Fargo Advantage VT   Seeks long-term total return, consisting of  Wells Fargo Funds
Small Cap Growth Fund      capital appreciation and current income.     Management, LLC,
                                                                        adviser; Wells Capital
                                                                        Management Incorporated,
                                                                        sub-adviser.
------------------------------------------------------------------------------------------------




PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.

VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT

You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-

30 RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 4%, independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 4%, although we may do so at our sole discretion. Rates higher than 4% may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 4% on any portion of policy value in the fixed account against which you have a policy loan outstanding.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and


- state how premiums are to be allocated among the fixed account and/or the subaccounts or enroll in the Portfolio Navigator Program (PN program).


INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS
PAYMENT OF PREMIUMS: In applying for your policy, you decided how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY PREMIUMS SUFFICIENT TO KEEP THE NLG IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  31

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.

You may also change the amount and frequency of your payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.


32  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value. Here are the factors that influence those changes:

     The number of accumulation units you own may fluctuate due to:

     - additional net premiums allocated to the subaccounts;

     - transfers into or out of the subaccounts;

     - partial surrenders and partial surrender fees;

     - surrender charges; and/or

     - monthly deductions.

     Accumulation unit values will fluctuate due to:

     - changes in underlying fund net asset value;

     - fund dividends distributed to the subaccounts;

     - fund capital gains or losses;

     - fund operating expenses; and

     - mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

NO LAPSE GUARANTEE
The NLG provides that your policy will remain in force until the insured's attained insurance age 70 or five policy years, if later, even if the cash surrender value is insufficient to pay the monthly deduction. The NLG will stay in effect as long as:

- the sum of premiums paid; minus

- partial surrenders; minus

- outstanding indebtedness; equals or exceeds

- the minimum monthly premiums due since the policy date.

The minimum monthly premium is shown in the policy.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  33

If, on a monthly date, you have not paid enough premiums to keep the NLG in effect, the NLG will terminate. In addition, your policy will lapse (terminate) if the cash surrender value is less than the amount needed to pay the monthly deduction. The NLG may be reinstated within two years of its termination only if the policy has not lapsed.

PLEASE NOTE: In Massachusetts, New Jersey and Texas, the NLG provides that the policy will remain in effect for five years from the policy date if the conditions stated above are met. In Illinois, all references in this prospectus to the NLG are deleted and replaced with DBG.

GRACE PERIOD
If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and the NLG is not in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will then mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.

REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that the insured remains insurable;

- payment of the required reinstatement premium; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia.) Surrender charges will also be reinstated. The NLG cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.

EXCHANGE RIGHT
During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

A transfer for this purpose has no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate(s) of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

We will not require evidence of insurability. We will require that:

1. this policy is in force; and

2. your request is in writing; and

3. you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both the exchange policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If

34 RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

NOTE TO CONNECTICUT RESIDENTS: In Connecticut, during the first 18 months after the policy is issued, in addition to the above, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the percentage of policy value.


EXAMPLE                                                                OPTION 1     OPTION 2

Specified amount                                                       $100,000     $100,000

Policy value                                                           $  5,000     $  5,000

Death benefit                                                          $100,000     $105,000

Policy value increases to                                              $  8,000     $  8,000

Death benefit                                                          $100,000     $108,000

Policy value decreases to                                              $  3,000     $  3,000

Death benefit                                                          $100,000     $103,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option
1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower; for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age of 100, the amount payable is the cash surrender value on the death benefit valuation date.

CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.

- Minimum initial premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.

CHANGES IN SPECIFIED AMOUNT
Subject to certain limitations, you may make a written request to increase or decrease the specified amount.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  35

INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000, and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.

An increase in the specified amount will have the following effect on policy costs:

- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may increase.

- The minimum monthly premium will increase if the NLG is in effect.

- The surrender charge will increase.

At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless the NLG is in effect. Because the minimum monthly premium will increase, you may also have to pay additional premiums to keep the NLG in effect.

DECREASES: After the first policy year, you may decrease the specified amount, subject to all the following limitations:

- Only one decrease per policy year is allowed.

- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.

- After the decrease, the specified amount may not be less than the minimum amount shown in the policy.

- In policy years 2-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.

- In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.

- In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.

- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.

Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.

EXAMPLE

This example assumes an initial specified amount of $100,000. In policy year 11, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 12, and ten months after the effective date of the increase, you request an $85,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the reduced specified amount after this decrease is $125,000, computed as follows:

Maximum reduction in initial specified amount in
policy year 12:                                               $100,000 x .75    =  $ 75,000
Maximum reduction in increase in specified amount
during first policy year of increase:                                                    +0
Maximum permitted reduction in current specified
amount:                                                                            $ 75,000
Current specified amount before reduction:                                         $200,000
Minus maximum permitted reduction in current
specified amount:                                                                   -75,000
                                                                                   --------
Specified amount after reduction:                                                  $125,000


A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The minimum monthly premium will decrease if the NLG is in effect.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

- First from the portion due to the most recent increase;


36  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

- Next from portions due to the next most recent increases successively; and

- Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.

MISSTATEMENT OF AGE OR SEX
If the insured's age or sex has been misstated, the proceeds payable upon death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE
Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.

RESTRICTIONS ON TRANSFERS
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  37

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

WE TRY TO DISTINGUISH MARKET TIMING FROM TRANSFERS THAT WE BELIEVE ARE NOT HARMFUL, SUCH AS PERIODIC REBALANCING FOR PURPOSES OF AN ASSET ALLOCATION, DOLLAR-COST AVERAGING OR AN ASSET REBALANCING PROGRAM THAT MAY BE DESCRIBED IN THIS PROSPECTUS. THERE IS NO SET NUMBER OF TRANSFERS THAT CONSTITUTES MARKET TIMING. EVEN ONE TRANSFER IN RELATED ACCOUNTS MAY BE MARKET TIMING. WE SEEK TO RESTRICT THE TRANSFER PRIVILEGES OF A POLICY OWNER WHO MAKES MORE THAN THREE SUBACCOUNT TRANSFERS IN ANY 90 DAY PERIOD. WE ALSO RESERVE THE RIGHT TO REFUSE ANY TRANSFER REQUEST, IF, IN OUR SOLE JUDGMENT, THE DOLLAR AMOUNT OF THE TRANSFER REQUEST WOULD ADVERSELY AFFECT UNIT VALUES.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and

38 RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES
- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- For mail and telephone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and telephone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- None.

From the fixed account to a subaccount:

- Entire fixed account balance minus any outstanding indebtedness.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
You may make transfers by mail or telephone. However, we reserve the right to limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the Portfolio Navigator Program (PN program), you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and
Subaccounts -- Automated Dollar-Cost Averaging").


AUTOMATED TRANSFER POLICIES
- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  39

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN program model portfolio or investment option is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio or investment option then in effect. If you change to a different model portfolio or investment option or are reallocated according to an updated version of your existing model portfolio or investment option


40  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

(see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio or investment option.


ASSET REBALANCING
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program").



PORTFOLIO NAVIGATOR PROGRAM


THE FOLLOWING INFORMATION ABOUT THE PN PROGRAM APPLIES TO ALL POLICIES. FOR ADDITIONAL INFORMATION ABOUT THE PN PROGRAM FOR POLICIES PURCHASED BEFORE MAY 10, 2010, ALSO SEE BELOW "PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR POLICIES PURCHASED BEFORE MAY 10, 2010."



The PN program allows you to allocate your policy value to a PN program investment option. The PN program investment options are currently five funds of funds, each of which has a particular investment objective and invests in underlying funds. The PN program also allows those who participated in the PN program and who exercised an "opt-out" right applicable through April 23, 2010 (to be in this group, you must have purchased your policy on or before April 23, 2010) to remain invested in a "static" PN program model portfolio (not subject to further updating or reallocation, as described under "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010").



You may elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN program. Transfers do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN program.



Each of the PN program fund of funds investment options has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. RiverSource Investments is the investment adviser of each of the PN program investment options, but does not serve as investment adviser under the PN program (regardless of whether you have selected a PN program investment option or remained in a model portfolio). Morningstar Associates, LLC serves as an independent consultant to RiverSource Investments to provide recommendations regarding portfolio construction and ongoing analysis of the PN program investment options, but does not provide any services in connection with the model portfolios. RiverSource Investments or an affiliate will serve as investment adviser for all of the underlying funds in which the investment options invest. However, some of the underlying funds will be managed on a day-to-day basis directly by RiverSource Investments and some will be managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of RiverSource Investments and the fund's board of trustees. The new funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach.



Below are the asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio -- Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio -- Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio -- Moderate Portfolio: 50% Equity / 50% Fixed Income



                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  41

4. Variable Portfolio -- Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio -- Conservative Portfolio: 20% Equity / 80% Fixed Income



POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of investment options and providing investment advisory services for the PN program investment options and certain of the funds underlying the investment options and model portfolios, RiverSource Investments is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because RiverSource Investments or one of its affiliates serves as the investment adviser to the underlying funds invested in the investment options and to certain underlying funds to which assets are allocated under the model portfolios, because we or an affiliate of ours may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory services and other services varies depending on the underlying fund. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program investment option, see the prospectus for such investment option. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010."



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which investment option is best for you or whether to remain in a model portfolio or investment option. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five PN program investment options, and five model portfolios ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and the fixed account according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.



You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.





You may request a change to your investment option (or a transfer from your model portfolio to an investment option) up to twice per policy year by written request on an authorized form or by another method agreed to by us.



We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of investment options based on the amount of your initial premium payment we accept;





- substitute a fund of funds for your model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.




RISKS. Asset allocation through the PN program does not guarantee that your policy will increase in value nor will it protect against a decline in value if market prices fall.



By investing in a PN program investment option or in accordance with a model portfolio, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. For additional information about the risks of investing in a PN program investment option, see the prospectus for such investment option. For additional information about the risks of investing in accordance with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010" below.



42  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR POLICIES PURCHASED BEFORE MAY 10, 2010


As of the Transfer Date (defined below), your policy value invested in accordance with a model portfolio under the PN program will be transferred based on the recommendation of RiverSource Investments, LLC ("RiverSource Investments"), the investment adviser under the PN program, to a fund of funds investment option that corresponds to your model portfolio unless you informed us on or before April 23, 2010, that you did not want your assets so transferred (unless you "opt out"). The actual date of transfer to the fund of funds or the date upon which your opt out becomes effective (the "Transfer Date") will occur no earlier than May 7, 2010, and no later than June 30, 2010, and will depend on the policy you own and the month that you purchased your policy. If you opt out of the transfer, you will remain invested in accordance with the asset allocation currently specified for your model portfolio and you will not receive any further reallocation recommendations from RiverSource Investments (although your assets will be rebalanced back to the current allocation quarterly). As of the Transfer Date, RiverSource Investments will no longer review the model portfolios or make changes to them as part of the PN program, and the investment advisory agreement you have previously entered into with RiverSource Investments will terminate.



If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any future updates to the model portfolio or reallocation recommendations.



RiverSource Investments and its affiliates have committed to a two-year cap on PN program investment option expenses for policy owners who purchased a policy before May 10, 2010, as set forth in a disclosure previously sent to such policy owners. Specifically, expense waivers and reimbursements will be applied to the PN program investment options and to the underlying funds so that total fees and expenses paid by investors in the PN program investment options will approximate the total fees and expenses of the underlying funds borne by participants in the corresponding PN program model portfolio, based on 2009 fiscal year end expenses. After two years these expense caps will no longer be in place and total expenses will likely be higher.



SERVICE PROVIDERS IN CONNECTION WITH THE PN PROGRAM MODEL
PORTFOLIOS. RiverSource Investments, an affiliate of ours, has served as non-discretionary investment adviser for PN program model portfolio participants solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments has entered into an investment advisory agreement with each policy owner participating in the PN program prior to the program changes described in this prospectus. In its role as investment adviser to the PN program, RiverSource Investments relied upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviewed the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducted periodic due diligence and provided ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investments' Form ADV, the SEC investment adviser registration form. The Disclosure Document was delivered to policy owners enrolled in the PN program prior to May 10, 2010, at or before the time they enrolled.



The PN program model portfolios were designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provided or provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.



We identified to Morningstar Associates the universe of allocation options that could be included in the model portfolios (the universe of allocation options). Once we identified this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictated to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest," there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.




POTENTIAL CONFLICTS OF INTEREST. Although RiverSource Investments will no longer maintain the model portfolios on an ongoing basis, the asset allocations in the current model portfolios may have been affected by the following conflicts of interest.



In identifying the universe of allocation options for a model portfolio, we and our affiliates, including RiverSource Investments, were subject to competing interests that may have influenced the allocation options we proposed. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS 43 to certain underlying funds in the model portfolios as well as compensation we or an affiliate of ours may receive for providing services in connection with such underlying funds or their corresponding subaccounts. These competing interests also involve compensation we or an affiliate of ours receive if certain funds that RiverSource Investments does not advise were included as underlying funds in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, we had an incentive to identify the RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, have recommended certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may have included a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may have believed that certain RiverSource Variable Series Trust funds would have benefited from additional assets or could have been harmed by redemptions. All of these factors may have impacted RiverSource Investments' view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may have influenced the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



We, RiverSource Investments or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have had an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.



Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have had an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



MODEL PORTFOLIO RISKS. Asset allocation through a PN program model portfolio does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.



By spreading your policy value among various allocation options under the PN program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



In the future, the model portfolios will not be updated periodically, and the investments and investment styles and policies of the current allocation options may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs. Furthermore, the absence of periodic updating means that existing allocation options will not be replaced as may be appropriate due to poor performance, changes in management personnel or other factors.



Investment performance of your policy value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service providers in connection with the PN program model portfolios" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.



44  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS
- In Texas, 100% of the fixed account value and 85% of the variable account value, minus a pro rata portion of surrender charges.

- In Alabama, 100% of the policy value minus surrender charges.

- In all other states, 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed of 4% in the fixed account. A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG to terminate.

POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  45

TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS
After the first policy year, you may take any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. We will charge you a partial surrender fee, as described under "Loads, Fees and Charges." Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECT OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.

- A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

  1. First from the specified amount provided by the most recent increase;

  2. Next from the next most recent increases successively;

  3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.


 2  BY PHONE



(800) 862-7919 (TOLL FREE)



TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)


- We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.


46  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the insured dies.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option. We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at the rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).

PAYMENT OPTIONS
During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.



                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  47

The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.


DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.


RIVERSOURCE LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.


TAXATION OF POLICY PROCEEDS
DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are and will be reported as taxable.



DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings will be reported to you.



PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan, assignment of policy value, or payment options may be subject to federal income tax as ordinary income to the extent of earnings that are distributed. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.



48  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

              SOURCE OF PROCEEDS                        TAXABLE PORTION OF PRE-DEATH PROCEEDS

NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1) You will be taxed on any
                                               earnings generated in the policy -- earnings in policy
                                               cash value and earnings previously taken via existing
                                               loans. It could be the case that a policy with a
                                               relatively small existing cash surrender value could
                                               have significant earnings that will be taxed upon
                                               surrender of the policy.

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1) You will be taxed on any earnings generated
                                               in the policy -- earnings in policy cash value and
                                               earnings previously taken via existing loans. It could
                                               be the case that a policy with a relatively small
                                               existing cash surrender value could have significant
                                               earnings that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your
                                               investment in the policy,(1) the amount in excess of
                                               your investment is taxable. However, during the first
                                               15 policy years, a different amount may be taxable if
                                               the partial surrender results in or is necessitated by
                                               a reduction in benefits.

Policy loans and assignments and pledges:      None.(2)
------------------------------------------------------------------------------------------------------



MODIFIED ENDOWMENT CONTRACTS:(3)

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1)

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1)

Partial surrenders:                            Lesser of:
                                               - the amount received; or
                                               - policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:      Lesser of:
                                               - the amount of the loan/assignment; or
                                               - policy value minus your investment in the policy.(1)
------------------------------------------------------------------------------------------------------



PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                    OPTION A: Treated as a full surrender and earnings are
                                               taxed and may be subject to an additional 10% penalty
                                               tax for modified endowment contracts. Interest is taxed
                                               (and not subject to an additional 10% penalty tax).

                                               OPTIONS B AND C: A portion of each payment is taxed and
                                               a portion is considered a return on investment in the
                                               policy(1) and not taxed. Any indebtedness at the time
                                               the option is elected is treated as a partial surrender
                                               and earnings are taxed and may be subject to an
                                               additional 10% penalty tax for modified endowment
                                               contracts. Payments made after the investment in the
                                               policy(1) is fully recovered are taxed and may be
                                               subject to an additional 10% penalty tax for modified
                                               endowment contracts.
------------------------------------------------------------------------------------------------------






(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).

(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified Endowment Contracts" section shown above for the explanation of tax treatment.


(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax (exceptions apply).


MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  49

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.


You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy. (See discussion above regarding modified endowment contracts.)



INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit,(1) is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the first seven years following a material change exceed the recalculated limits.



REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had been in effect for the entire applicable seven-year period. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


- the distribution occurs on or after the date that the owner attains age
  59 1/2;



- the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or


- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.


(1) Please note that any Base Insured Rider (BIR) or Other Insured Rider (OIR) currently in force on a policy cannot be increased. Also, these riders are no longer available for purchase.


OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 13, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".



POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have income, gift and estate tax consequences, depending on the circumstances.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges:


50  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

(1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract.




OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, and (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.



On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.



EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI policy is any life insurance policy owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the policy and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.



The PPA created a new section of the Code, Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance policy(ies). Please note that the regulations issued in 2008 require an employer to file Form 8925. These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.


SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or "splits" between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.



The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS 51 is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.

MUTUALLY EXCLUSIVE REGIMES

The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.


  - ECONOMIC BENEFIT SPLIT DOLLAR: Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.


  The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.


  - LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR: Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code and Section 1.7872-15 of the Treasury regulations. If the split dollar loan provides for sufficient interest, then, except as provided in Section 1.7872-15 of the Treasury regulations, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.


EOLI REQUIREMENTS MAY APPLY


For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see "Employee-Owned Life Insurance"). IRS Notice 2008-42 provides guidance to the application of Section 101(j) to split-dollar arrangements. Discuss your situations with appropriate legal counsel.


TAXATION -- DETERMINED BY POLICY OWNERSHIP


The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if two or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisor.


SECTION 409A


The regulations under Section 409A of the Code explain that a split-dollar life insurance policy may be subject to the general rules for the taxation of non-qualified deferred compensation plans in Section 409A. IRS Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.



52  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the policy for sale, you may continue to make premium payments if permitted under the terms of your policy. We paid commissions to an affiliated selling firm of up to 95% of the initial target premium (annualized) when the policy was sold, plus we pay up to 3.5% of all premiums in excess of the target premium. We determine the target premium, according to age, gender and risk classification of the insured at the time of issue as well as by the specified amount of the policy for as long as the policy remains in effect. At the end of policy years one through ten, we pay our sales representatives a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to our representatives if an increase in coverage occurs.

The above commissions and service fees compensate our sales representative for selling and servicing the policy. These commissions do not change depending on which subaccounts you choose to allocate your premium. We also may pay additional commissions to help compensate the field leadership and pay for other distribution expenses and benefits noted below. Our sales representative may be required to return sales commissions under certain circumstances including, but not limited to, if you return the policy under the free look period.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its sales representatives in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your policy.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from policy owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  53

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.

UNDERSTANDING THE ILLUSTRATIONS
RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges;

- Cost of insurance charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current charges in all years illustrated; and

- Guaranteed charges in all years illustrated.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe the charges reflected in the illustrated policy values. These sections also describe the various charges that are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables"), would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.05% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.



RISK CLASSIFICATION OF THE INSURED: The illustration assumes the insured is a male, age 40, in our preferred nonsmoker risk classification. Illustrated policy values would be lower if this assumed insured did not qualify as a preferred nonsmoker risk.


DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations assume that a premium of $4,500 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year;

- Premium amounts paid were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders are taken. If loans or partial surrenders were taken, illustrated policy values would be lower.


54  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

ILLUSTRATION
---------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$300,000                                      MALE -- AGE 40                              CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                     PREFERRED NONSMOKER                            ANNUAL PREMIUM $4,500
---------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED         DEATH BENEFIT                 POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%       0%       6%         12%       0%      6%         12%       0%      6%         12%
---------------------------------------------------------------------------------------------------------------
   1    $    4,725 $300,000 $300,000 $   300,000 $ 3,686 $  3,926 $     4,166 $   560 $    800 $     1,040
   2         9,686  300,000  300,000     300,000   7,296    8,008       8,749   4,170    4,882       5,623
   3        14,896  300,000  300,000     300,000  10,816   12,236      13,773   7,690    9,110      10,647
   4        20,365  300,000  300,000     300,000  14,257   16,624      19,293  11,131   13,498      16,167
   5        26,109  300,000  300,000     300,000  17,602   21,165      25,344  14,476   18,039      22,218

   6        32,139  300,000  300,000     300,000  20,856   25,864      31,981  18,355   23,363      29,480
   7        38,471  300,000  300,000     300,000  23,995   30,705      39,242  22,119   28,830      37,366
   8        45,120  300,000  300,000     300,000  27,039   35,713      47,209  25,789   34,463      45,959
   9        52,101  300,000  300,000     300,000  29,983   40,888      55,951  29,358   40,263      55,325
  10        59,431  300,000  300,000     300,000  32,806   46,217      65,527  32,806   46,217      65,527

  15       101,959  300,000  300,000     300,000  46,059   76,943     132,006  46,059   76,943     132,006
  20       156,237  300,000  300,000     324,125  56,039  113,533     241,884  56,039  113,533     241,884
  25       225,511  300,000  300,000     515,335  61,534  157,313     422,406  61,534  157,313     422,406
  30       313,924  300,000  300,000     829,404  59,495  210,372     715,003  59,495  210,372     715,003
  35       426,763  300,000  300,000   1,274,415  44,955  278,735   1,191,042  44,955  278,735   1,191,042

  40       570,779  300,000  386,113   2,069,200   4,179  367,727   1,970,667   4,179  367,727   1,970,667
  45       754,583       --  497,859   3,379,728      --  474,152   3,218,789       0  474,152   3,218,789
  50       989,169       --  628,191   5,444,199      --  598,277   5,184,952       0  598,277   5,184,952
  55     1,288,567       --  776,578   8,644,121      --  739,598   8,232,496       0  739,598   8,232,496
  60     1,670,683       --  927,176  13,319,158      --  917,996  13,187,285       0  917,996  13,187,285
---------------------------------------------------------------------------------------------------------------





(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  55

ILLUSTRATION
------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$300,000                                     MALE -- AGE 40                         GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                    PREFERRED NONSMOKER                          ANNUAL PREMIUM $4,500
------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED         DEATH BENEFIT                POLICY VALUE            CASH SURRENDER VALUE
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS ASSUMING HYPOTHETICAL GROSS ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF ANNUAL INVESTMENT RETURN OF ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%       0%       6%         12%      0%      6%         12%      0%      6%         12%
------------------------------------------------------------------------------------------------------------
   1    $    4,725 $300,000 $300,000 $  300,000 $ 3,410 $  3,642 $    3,873 $   284 $    516 $      747
   2         9,686  300,000  300,000    300,000   6,710    7,386      8,091   3,584    4,260      4,965
   3        14,896  300,000  300,000    300,000   9,903   11,239     12,690   6,777    8,113      9,564
   4        20,365  300,000  300,000    300,000  12,982   15,199     17,702   9,856   12,073     14,576
   5        26,109  300,000  300,000    300,000  15,943   19,262     23,164  12,817   16,136     20,038

   6        32,139  300,000  300,000    300,000  18,781   23,427     29,118  16,280   20,926     26,617
   7        38,471  300,000  300,000    300,000  21,499   27,700     35,616  19,623   25,825     33,741
   8        45,120  300,000  300,000    300,000  24,092   32,081     42,713  22,842   30,831     41,463
   9        52,101  300,000  300,000    300,000  26,556   36,570     50,468  25,931   35,945     49,842
  10        59,431  300,000  300,000    300,000  28,887   41,165     58,946  28,887   41,165     58,946

  15       101,959  300,000  300,000    300,000  38,099   65,493    114,955  38,099   65,493    114,955
  20       156,237  300,000  300,000    300,000  41,929   91,409    204,718  41,929   91,409    204,718
  25       225,511  300,000  300,000    428,305  37,415  117,634    351,069  37,415  117,634    351,069
  30       313,924  300,000  300,000    673,834  18,114  141,718    580,891  18,114  141,718    580,891
  35       426,763       --  300,000  1,009,469      --  159,425    943,429      --  159,425    943,429

  40       570,779       --  300,000  1,599,412      --  160,157  1,523,250      --  160,157  1,523,250
  45       754,583       --  300,000  2,536,012      --  112,164  2,415,249      --  112,164  2,415,249
  50       989,169       --       --  3,934,812      --       --  3,747,440      --       --  3,747,440
  55     1,288,567       --       --  5,945,301      --       --  5,662,192      --       --  5,662,192
  60     1,670,683       --       --  8,583,348      --       --  8,498,365      --       --  8,498,365
------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option available under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


56  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.

ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.

ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.

DEATH BENEFIT VALUATION DATE: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.

DURATION: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.

FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

GOOD ORDER: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all policy owners, exactly as registered on the policy, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit is paid.

MINIMUM MONTHLY PREMIUM: The premium required to keep the NLG in effect. We show the minimum monthly premium in your policy.

MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.

NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing that the policy will not lapse before the insured has attained insurance age 70 (or five policy years, if later) (always five policy years if the policy is purchased in New Jersey, Massachusetts or Texas). The guarantee is in effect if you meet certain premium payment requirements.

OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.

POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.


                       RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS  57

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.

PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

- Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the cash surrender value.

- On surrender of the policy, the proceeds will be the cash surrender value.

RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.



58  RIVERSOURCE VARIABLE UNIVERSAL LIFE III -- PROSPECTUS

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 862-7919

Additional information about RiverSource Variable Life Separate Account
     (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
           RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                       RiverSource Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                1 (800) 862-7919
                          riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,
                   100 F Street, N.E., Washington, D.C. 20549.

                      Investment Company Act File #811-4298

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
       annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc.


     (C) 2008-2010 RiverSource Life Insurance Company. All rights reserved.




S-6189 AC (4/10)

PROSPECTUS

APRIL 30, 2010


RIVERSOURCE(R)

VARIABLE UNIVERSAL LIFE IV
VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE COMPANY (RIVERSOURCE LIFE)

            70100 Ameriprise Financial Center
            Minneapolis, MN 55474

            Telephone: (800) 862-7919

            Website address: riversource.com/lifeinsurance
            RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT


This prospectus contains information that you should know before investing in RiverSource Variable Universal Life IV (VUL IV) or RiverSource Variable Universal Life IV - Estate Series (VUL IV - ES). VUL IV - ES is a life insurance policy with an initial specified amount of $1,000,000.00 or more. We reserve the right to offer the Estate Series at a lower specified amount on a promotional basis and/or to certain groups of individuals such as current or retired employees and financial advisors of Ameriprise Financial, Inc. or its subsidiaries, and their spouses or domestic partners, where such promotion or group offering is expected to result in overall cost reductions to RiverSource Life.


All other policies are VUL IV policies. The information in this prospectus applies to both VUL IV - ES and VUL IV unless stated otherwise.

The purpose of each policy is to provide life insurance protection on the life of the insured and to potentially build policy value. Each policy is a long-term investment that provides a death benefit that we pay to the beneficiary upon the insured's death. You may direct your net premiums or transfers to:

- A fixed account to which we credit interest.

- Subaccounts that invest in underlying funds.

Prospectuses are available for the funds that are investment options under these policies. Please read all prospectuses carefully and keep them for future reference.

This prospectus provides a general description of the policy. Your actual policy and any riders or endorsements are the controlling documents.

RiverSource Life has not authorized any person to give any information or to make any representations regarding the policy other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

PLEASE NOTE THAT YOUR INVESTMENTS IN A POLICY AND ITS UNDERLYING FUNDS:

- Are NOT deposits or obligations of a bank or financial institution;

- Are NOT insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and

- Are subject to risks including loss of the amount you invested and the policy ending without value.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                             IV - ESTATE SERIES -- PROSPECTUS  1

TABLE OF CONTENTS


FEE TABLES..................................    3
   Transaction Fees.........................    3
   Charges Other than Fund Operating
     Expenses...............................    4
   Annual Operating Expenses of the Funds...    9
POLICY BENEFITS AND RISKS...................   13
   Policy Benefits..........................   13
   Policy Risks.............................   18
   Fund Risks...............................   20
LOADS, FEES AND CHARGES.....................   21
   Premium Expense Charge...................   21
   Monthly Deduction........................   21
   Surrender Charge.........................   22
   Partial Surrender Charge.................   23
   Mortality and Expense Risk Charge........   23
   Annual Operating Expenses of the Funds...   23
   Effect of Loads, Fees and Charges........   23
   Other Information on Charges.............   24
RIVERSOURCE LIFE............................   24
THE VARIABLE ACCOUNT AND THE FUNDS..........   24
   Relationship Between Funds and
     Subaccounts............................   34
   Substitution of Investments..............   35
   Voting Rights............................   35
THE FIXED ACCOUNT...........................   35
PURCHASING YOUR POLICY......................   36
   Application..............................   36
   Premiums.................................   36
   Limitations on Use of the Policy.........   37
POLICY VALUE................................   37
   Fixed Account............................   37
   Subaccounts..............................   37
KEEPING THE POLICY IN FORCE.................   38
   Minimum Initial Premium Period...........   38
   No Lapse Guarantees......................   38
   Grace Period.............................   39
   Reinstatement............................   39
   Exchange Right...........................   40
PROCEEDS PAYABLE UPON DEATH.................   40
   Change in Death Benefit Option...........   41
   Changes in Specified Amount..............   41
   Charitable Giving Benefit................   43
   Misstatement of Age or Sex...............   43
   Suicide..................................   43
   Beneficiary..............................   43
TRANSFERS BETWEEN THE FIXED ACCOUNT AND
  SUBACCOUNTS...............................   43
   Restrictions on Transfers................   44
   Fixed Account Transfer Policies..........   45
   Minimum Transfer Amounts.................   46
   Maximum Transfer Amounts.................   46
   Maximum Number of Transfers Per Year.....   46
   Automated Transfers......................   46
   Automated Dollar-Cost Averaging..........   46
   Asset Rebalancing........................   47
   Portfolio Navigator Program..............   47
POLICY LOANS................................   51
   Minimum Loan Amounts.....................   51
   Maximum Loan Amounts.....................   51
   Allocation of Loans to Accounts..........   51
   Repayments...............................   52
   Overdue Interest.........................   52
   Effect of Policy Loans...................   52
POLICY SURRENDERS...........................   52
   Total Surrenders.........................   52
   Partial Surrenders.......................   52
TWO WAYS TO REQUEST A TRANSFER, LOAN OR
  SURRENDER.................................   53
PAYMENT OF POLICY PROCEEDS..................   53
   Payment Options..........................   54
   Deferral of Payments.....................   54
FEDERAL TAXES...............................   54
   RiverSource Life's Tax Status............   55
   Taxation of Policy Proceeds..............   55
   Modified Endowment Contracts.............   56
   Other Tax Considerations.................   57
   Split Dollar Arrangements................   58
DISTRIBUTION OF THE POLICY..................   60
LEGAL PROCEEDINGS...........................   61
POLICY ILLUSTRATIONS........................   61
KEY TERMS...................................   75
FINANCIAL STATEMENTS........................   78
APPENDIX A: POLICY AVAILABILITY BY
  JURISDICTION..............................   79
APPENDIX B: ALTERNATE NAMES FOR THE
  ADVANCESOURCE ACCELERATED BENEFIT RIDER
  FOR CHRONIC ILLNESS.......................   80





2 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

FEE TABLES(A)

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY OR SURRENDER THE POLICY.

TRANSACTION FEES




                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED             VUL IV                  VUL IV - ES
PREMIUM EXPENSE CHARGE     When you pay premium.      5% of each premium         5% of each premium
                                                      payment.                   payment.
----------------------------------------------------------------------------------------------------------

SURRENDER CHARGE(B)        When you surrender your    Rate per $1,000 of         Rate per $1,000 of
                           policy for its full cash   initial specified amount:  initial specified amount:
                           surrender value, or the
                           policy lapses, during the  MINIMUM: $5.11 -- Female,  MINIMUM: $5.11 -- Female,
                           first ten years and for    Standard, Age 1.           Standard, Age 1.
                           ten years after
                           requesting an increase in  MAXIMUM: $47.51 -- Male,   MAXIMUM: $47.51 -- Male,
                           the specified amount.      Standard Tobacco, Age 85.  Standard Tobacco, Age 85.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $9.01 -- Male, Preferred   $10.42 -- Male, Preferred
                                                      Nontobacco, Age 35.        Nontobacco, Age 40.

                                                                     For 2001 CSO policies:

                                                                VUL IV                  VUL IV - ES

                                                      Rate per $1,000 of         Rate per $1,000 of
                                                      initial specified amount:  initial specified amount:

                                                      MINIMUM: $5.11 -- Female,  MINIMUM: $5.11 -- Female,
                                                      Standard, Age 1.           Standard, Age 1.

                                                      MAXIMUM: $47.51 -- Male,   MAXIMUM: $47.51 -- Male,
                                                      Standard Tobacco, Age 70.  Standard Tobacco, Age 70.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $9.01 -- Male, Preferred   $10.42 -- Male, Preferred
                                                      Nontobacco, Age 35.        Nontobacco, Age 40.

----------------------------------------------------------------------------------------------------------

PARTIAL SURRENDER FEE      When you surrender part    The lesser of:             The lesser of:
                           of the value of your       - $25; or                  - $25; or
                           policy.                    - 2% of the amount         - 2% of the amount
                                                        surrendered.               surrendered.

----------------------------------------------------------------------------------------------------------

ACCELERATED BENEFIT RIDER  Upon payment of            GUARANTEED: The greater    GUARANTEED: The greater
FOR TERMINAL ILLNESS       Accelerated Benefit.       of $300 or 1% of the       of $300 or 1% of the
CHARGE                                                Initial Accelerated        Initial Accelerated
                                                      Benefit per payment.       Benefit per payment.

                                                      CURRENT: $0 per payment.   CURRENT: $0 per payment.

----------------------------------------------------------------------------------------------------------

FEES FOR EXPRESS MAIL AND  When you take a loan or    - $15 -- United States.    $15 -- United States.
ELECTRONIC FUND TRANSFERS  surrender and proceeds     - $30 -- International.    $30 -- International.
OF LOAN OR SURRENDER       are sent by express mail
PROCEEDS                   or electronic fund
                           transfer.

----------------------------------------------------------------------------------------------------------





(a) In prior policies, the "Standard Tobacco" risk classification was the "Smoker" risk classification and the "Preferred Nontobacco" risk classification was the "Preferred nonsmoker" risk classification.

(b) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                             IV - ESTATE SERIES -- PROSPECTUS  3

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING FUND FEES AND EXPENSES.

CHARGES OTHER THAN FUND OPERATING EXPENSES




                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED             VUL IV                  VUL IV - ES
COST OF INSURANCE          Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
CHARGE(A)                                             of net amount at risk:     of net amount at risk:

                                                      MINIMUM: $.06 -- Female,   MINIMUM: $.06 -- Female,
                                                      Standard, Age 10:          Standard, Age 10:
                                                      Duration 1.                Duration 1.

                                                      MAXIMUM: $83.33 -- Male,   MAXIMUM: $83.33 -- Male,
                                                      Standard Tobacco,          Standard Tobacco,
                                                      Attained Insurance Age     Attained Insurance Age
                                                      99.                        99.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.14 -- Male, Preferred    $.20 -- Male, Preferred
                                                      Nontobacco, Age 35:        Nontobacco, Age 40:
                                                      Duration 1.                Duration 1.

                                                                     For 2001 CSO policies:

                                                                VUL IV                  VUL IV - ES

                                                      Monthly rate per $1,000    Monthly rate per $1,000
                                                      of net amount at risk:     of net amount at risk:

                                                      MINIMUM: $0.02 -- Female,  MINIMUM: $0.01 -- Female,
                                                      Standard, Age 3: Duration  Standard, Age 3: Duration
                                                      1.                         1.

                                                      MAXIMUM: $37.12 -- Male,   MAXIMUM: $37.12 -- Male,
                                                      Standard Tobacco, Age 90:  Standard Tobacco, Age 90:
                                                      Duration 10.               Duration 10.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $0.09 -- Male, Preferred   $0.12 -- Male, Preferred
                                                      Nontobacco, Age 35:        Nontobacco, Age 40:
                                                      Duration 1.                Duration 1.

----------------------------------------------------------------------------------------------------------

POLICY FEE                 Monthly.                   GUARANTEED:                GUARANTEED:
                                                      $7.50 per month.           $7.50 per month.

                                                      CURRENT: $7.50 per month   CURRENT: $0 per month.
                                                      for initial specified
                                                      amounts below $250,000;
                                                      and $0 per month for
                                                      initial specified amounts
                                                      of $250,000 and above.

----------------------------------------------------------------------------------------------------------

MORTALITY AND EXPENSE      Daily.                     GUARANTEED: .90% of the    GUARANTEED: .90% of the
RISK CHARGE                                           average daily net asset    average daily net asset
                                                      value of the subaccounts   value of the subaccounts
                                                      for all policy years.      for all policy years.

                                                      CURRENT:                   CURRENT:
                                                      - .90% for policy years    - .90% for policy years
                                                        1-10;                      1-10;
                                                      - .45% for policy years    - .30% for policy years
                                                        11-20; and                 11-20; and
                                                      - .30% for policy years    - .20% for policy years
                                                        21 and after.              21 and after.

----------------------------------------------------------------------------------------------------------




(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


4 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED             VUL IV                  VUL IV - ES
INTEREST RATE ON LOANS     Charged daily and due at   GUARANTEED:                GUARANTEED:
                           the end of the policy      5% per year.               5% per year.
                           year.
                                                      CURRENT:                   CURRENT:
                                                      - 5% for policy years 1-   - 5% for policy years 1-
                                                        10;                        10;
                                                      - 3% for policy years      - 3% for policy years
                                                        11+.                       11+.

                                                      For prior policies:
                                                      GUARANTEED:                GUARANTEED:
                                                      6% per year.               6% per year.

                                                      CURRENT:                   CURRENT:
                                                      - 6% for policy years 1-   - 6% for policy years 1-
                                                        10;                        10;
                                                      - 4% for policy years      - 4% for policy years
                                                        11+.                       11+.

----------------------------------------------------------------------------------------------------------
INTEREST RATE ON PAYMENTS  Annually, payable at the   GUARANTEED:
UNDER ACCELERATED BENEFIT  end of each policy year.   - As set forth immediately above for that part of
RIDER FOR TERMINAL                                      the accelerated benefit which does not exceed the
ILLNESS (ABRTI)                                         policy value available for loan when an
                                                        accelerated benefit is requested.
                                                      - For that part of an accelerated benefit which
                                                        exceeds the policy value available for loan when
                                                        the accelerated benefit is requested, the greater
                                                        of the current yield on 90 day Treasury bills or
                                                        the current maximum statutory adjustable policy
                                                        loan interest rate expressed as an annual
                                                        effective rate.

----------------------------------------------------------------------------------------------------------

ACCIDENTAL DEATH BENEFIT   Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
RIDER (ADB)(A)                                        of accidental death        of accidental death
                                                      benefit amount:            benefit amount:

                                                      MINIMUM:                   MINIMUM:
                                                      $.04 -- Female,            $.04 -- Female,
                                                      Age 5.                     Age 5.

                                                      MAXIMUM:                   MAXIMUM:
                                                      $.16 -- Male,              $.16 -- Male,
                                                      Age 69.                    Age 69.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.08 -- Male, Preferred    $.08 -- Male, Preferred
                                                      Nontobacco, Age 35.        Nontobacco, Age 40.

----------------------------------------------------------------------------------------------------------

AUTOMATIC INCREASE         No charge.                 No charge for this rider,  No charge for this rider,
BENEFIT RIDER (AIB)                                   however, the additional    however, the additional
                                                      insurance added by the     insurance added by the
                                                      rider is subject to        rider is subject to
                                                      monthly cost of insurance  monthly cost of insurance
                                                      charges.                   charges.

----------------------------------------------------------------------------------------------------------




(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                             IV - ESTATE SERIES -- PROSPECTUS  5

                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED             VUL IV                  VUL IV - ES
BASE INSURED RIDER         Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
(BIR)(A)(B)(C)                                        of base insured rider      of base insured rider
                                                      specified amount:          specified amount:

                                                      MINIMUM:                   MINIMUM:
                                                      $.06 -- Female,            $.06 -- Female,
                                                      Standard, Age 10:          Standard, Age 10:
                                                      Duration 1.                Duration 1.

                                                      MAXIMUM:                   MAXIMUM:
                                                      $83.33 -- Male,            $83.33 -- Male,
                                                      Standard Tobacco, Age 99.  Standard Tobacco, Age 99.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.14 -- Male, Preferred    $.20 -- Male, Preferred
                                                      Nontobacco, Age 35:        Nontobacco, Age 40:
                                                      Duration 1.                Duration 1.

----------------------------------------------------------------------------------------------------------

CHILDREN'S INSURANCE       Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
RIDER (CIR)                                           of CIR specified amount:   of CIR specified amount:

                                                      $.58.                      $.58.

----------------------------------------------------------------------------------------------------------

OTHER INSURED RIDER        Monthly.                   Monthly rate per $1,000    Monthly rate per $1,000
(OIR)(A)(B)(C)                                        of OIR specified amount:   of OIR specified amount:

                                                      MINIMUM:                   MINIMUM:
                                                      $.06 -- Female, Standard,  $.06 -- Female, Standard,
                                                      Age 10: Duration 1.        Age 10: Duration 1.

                                                      MAXIMUM:                   MAXIMUM:
                                                      $83.33 -- Male, Standard   $83.33 -- Male, Standard
                                                      Tobacco, Age 99.           Tobacco, Age 99.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.14 -- Male, Preferred    $.20 -- Male, Preferred
                                                      Nontobacco, Age 35:        Nontobacco, Age 40:
                                                      Duration 1.                Duration 1.

----------------------------------------------------------------------------------------------------------




(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

(b) Any OIR or BIR currently in force on a policy cannot be increased.


(c) The BIR and OIR are no longer available for purchase.



6 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED             VUL IV                  VUL IV - ES
WAIVER OF MONTHLY          Monthly.                   For policies purchased on  For policies purchased on
DEDUCTION RIDER (WMD)(A)                              or after Feb. 21, 2005:    or after Feb. 21, 2005:

                                                      Monthly rate per $1,000    Monthly rate per $1,000
                                                      of net amount risk plus    of net amount of risk
                                                      the BIR specified amount   plus the BIR specified
                                                      and the OIR specified      amount and the OIR
                                                      amounts if applicable:     specified amounts if
                                                                                 applicable:
                                                      MINIMUM:
                                                      $.00692 -- Female,         MINIMUM:
                                                      Nontobacco, Age 20.        $.00692 -- Female,
                                                                                 Nontobacco, Age 20.
                                                      MAXIMUM:
                                                      $.34212 -- Male,           MAXIMUM:
                                                      Standard Tobacco, Age 59.  $.34212 -- Male,
                                                                                 Standard Tobacco, Age 59.
                                                      REPRESENTATIVE INSURED:
                                                      $.04009 -- Male,           REPRESENTATIVE INSURED:
                                                      Preferred Nontobacco, Age  $.01899 -- Male,
                                                      35.                        Preferred Nontobacco, Age
                                                                                 40.

                                                      For all other policies:    For all other policies:
                                                      Monthly rate per $1,000    Monthly rate per $1,000
                                                      of net amount of risk      of net amount risk plus
                                                      plus the BIR specified     the BIR specified amount
                                                      amount and the OIR         and the OIR specified
                                                      specified amounts if       amounts if applicable.
                                                      applicable.                MINIMUM:
                                                      MINIMUM:                   $.01 -- Female,
                                                      $.01 -- Female,            Standard, Age 5.
                                                      Standard, Age 5.
                                                                                 MAXIMUM:
                                                      MAXIMUM:                   $.28 -- Male,
                                                      $.28 -- Male,              Standard Tobacco, Age 59.
                                                      Standard Tobacco, Age 59.
                                                                                 REPRESENTATIVE INSURED:
                                                      REPRESENTATIVE INSURED:    $.02 -- Male,
                                                      $.02 -- Male,              Preferred Nontobacco, Age
                                                      Preferred Nontobacco, Age  40.
                                                      35.
                                                                                 If you have a CIR, there
                                                      If you have a CIR, there   will be an additional
                                                      will be an additional      charge of $.02 per month
                                                      charge of $.02 per month   per $1,000 of the CIR
                                                      per $1,000 of the CIR      specified amount.
                                                      specified amount.

----------------------------------------------------------------------------------------------------------





(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                             IV - ESTATE SERIES -- PROSPECTUS  7

                                                                         AMOUNT DEDUCTED

          CHARGE            WHEN CHARGE IS DEDUCTED             VUL IV                  VUL IV - ES
WAIVER OF PREMIUM RIDER    Monthly.                   Monthly rate multiplied    Monthly rate multiplied
(WP)(A)                                               by the greater of the      by the greater of the
                                                      monthly-specified premium  monthly-specified premium
                                                      selected for the rider or  selected for the rider or
                                                      the monthly deduction for  the monthly deduction for
                                                      the policy and any other   the policy and any other
                                                      riders attached to the     riders attached to the
                                                      policy.                    policy.

                                                      MINIMUM: $.03206 -- Male,  MINIMUM: $.03206 -- Male,
                                                      Nontobacco, Age 20.        Nontobacco, Age 20.

                                                      MAXIMUM:                   MAXIMUM:
                                                      $.40219 -- Female,         $.40219 -- Female,
                                                      Standard Tobacco, Age 59.  Standard Tobacco, Age 59.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      $.04009 -- Male,           $.04649 -- Male,
                                                      Preferred Nontobacco, Age  Preferred Nontobacco, Age
                                                      35.                        40.

----------------------------------------------------------------------------------------------------------
ADVANCESOURCE(SM)          Monthly (while the         Monthly rate per $1,000    Monthly rate per $1,000
ACCELERATED BENEFIT RIDER  rider is in effect)        of the rider specified     of the rider specified
FOR CHRONIC ILLNESS                                   amount:                    amount:
(ASR)(A)(B)(C)(D)
                                                      MINIMUM:                   MINIMUM:
                                                      0.0025, Male,              0.0025, Male,
                                                      Age 20, Super Preferred    Age 20, Super Preferred
                                                      Non-Tobacco: Duration 1,   Non-Tobacco: Duration 1,
                                                      1% Monthly Benefit         1% Monthly Benefit
                                                      Percent.                   Percent.

                                                      MAXIMUM:                   MAXIMUM:
                                                      24.41, Female,             24.41, Female,
                                                      Age 20, Standard Tobacco:  Age 20, Standard Tobacco:
                                                      Duration 80, 3% Monthly    Duration 80, 3% Monthly
                                                      Benefit Percent.           Benefit Percent.

                                                      REPRESENTATIVE INSURED:    REPRESENTATIVE INSURED:
                                                      0.0025, Male, Age 35,      0.0025, Male,
                                                      Preferred Non-Tobacco:     Age 35, Preferred Non-
                                                      Duration 1, 2% Monthly     Tobacco: Duration 1, 2%
                                                      Benefit Percent.           Monthly Benefit Percent.

----------------------------------------------------------------------------------------------------------




(a) This charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge you will pay. For information about the charge you would pay, contact your sales representative or RiverSource Life at the address or telephone number shown on the first page of this prospectus.

(b) The monthly cost of insurance rate is based on the accelerated benefit insured's sex (except in Montana), risk class, issue age, duration and the monthly benefit percent shown in the "Policy Data" section of the policy. The cost of insurance rates for this rider will not exceed the guaranteed maximum monthly cost of insurance rates for this rider shown in the "Policy Data" section of the policy.


(c) This rider is only available for 2001 CSO Policies purchased under the Option 1 death benefit on or after April 28, 2009. This rider has a different name in some jurisdictions. (See Appendix B.)


(d) In Florida, Ohio and North Carolina, the minimum, maximum and representative insured rates for the rider are 0.025 for Male, Age 25, Super Preferred Non-Tobacco, 1% Monthly Benefit; 4.3575, Female, Age 79, Standard Tobacco, 3% Monthly Benefit Percent; and 0.0575, Male, Age 35, Preferred Non-Tobacco, 2% Monthly Benefit for VUL IV, respectively and 0.025 for Male, Age 25, Super Preferred Non-Tobacco, 1% Monthly Benefit; 4.3575, Female, Age 79, Standard Tobacco, 3% Monthly Benefit Percent; and 0.0725, Male, Age 40, Preferred Non-Tobacco, 2% Monthly Benefit for VUL IV - ES .



8 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL ANNUAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                2.05%




(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us and/or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and Statement of Additional Information
    (SAI).


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55%      0.25%    0.08%           --%          0.88%


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.08            --           1.08
B)


AllianceBernstein VPS Large Cap Growth Portfolio (Class B)       0.75       0.25     0.13            --           1.13


American Century VP International, Class II                      1.26       0.25     0.01          0.01           1.53


American Century VP Value, Class II                              0.87       0.25       --            --           1.12


Calvert Variable Series, Inc. VP SRI Social Balanced             0.70         --     0.21            --           0.91
Portfolio


Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.14            --           1.17(1)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.45            --           1.20(2)


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.25     0.33            --           1.15


Evergreen VA Fundamental Large Cap Fund - Class 2                0.63       0.25     0.22            --           1.10


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Growth & Income Portfolio Service Class 2        0.46       0.25     0.14            --           0.85


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12


FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.31            --           1.36(3)
2


FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.52       0.25     0.18          0.03           0.98(4)


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.18            --           1.03


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.06            --           0.86


Goldman Sachs VIT Structured U.S. Equity                         0.64         --     0.08            --           0.72(5)
Fund - Institutional Shares


Invesco V.I. Capital Appreciation Fund, Series II Shares         0.62       0.25     0.29          0.01           1.17
(previously AIM V.I. Capital Appreciation Fund, Series II
Shares)


Invesco V.I. Capital Development Fund, Series II Shares          0.75       0.25     0.36          0.01           1.37(6)
(previously AIM V.I. Capital Development Fund, Series II
Shares)


Invesco V.I. Dynamics Fund, Series I Shares                      0.75         --     0.58          0.01           1.34(7)
(previously AIM V.I. Dynamics Fund, Series I Shares)


Invesco V.I. Financial Services Fund, Series I Shares            0.75         --     0.53          0.01           1.29
(previously AIM V.I. Financial Services Fund, Series I
Shares)


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.33          0.02           1.31
(previously AIM V.I. International Growth Fund, Series II
Shares)




RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                             IV - ESTATE SERIES -- PROSPECTUS  9

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Invesco V.I. Technology Fund, Series I Shares                    0.75%        --%    0.44%         0.01%          1.20%
(previously AIM V.I. Technology Fund, Series I Shares)


Janus Aspen Series Global Technology Portfolio: Service          0.64       0.25     0.33            --           1.22
Shares


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.03            --           0.92


Janus Aspen Series Overseas Portfolio: Service Shares            0.64       0.25     0.06            --           0.95


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.11            --           1.11


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.13            --           1.28


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.09            --           1.07


Oppenheimer Global Securities Fund/VA, Service Shares            0.64       0.25     0.11            --           1.00


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.55       0.25     0.10          0.03           0.93(8)
(previously Oppenheimer Strategic Bond Fund/VA, Service
Shares)


Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.71       0.25     0.19            --           1.15(9)


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.69           1.37


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.19          0.01           1.08(10)


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.20            --           1.15(11)


Putnam VT Vista Fund - Class IB Shares                           0.59       0.25     0.20          0.01           1.05(10)


RVST Disciplined Asset Allocation Portfolios - Aggressive          --       0.25     0.32          0.69           1.26(12)


RVST Disciplined Asset Allocation Portfolios - Conservative        --       0.25     0.21          0.63           1.09(12)


RVST Disciplined Asset Allocation Portfolios - Moderate            --       0.25     0.14          0.66           1.05(12)


RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.17          0.67           1.09(12)
Aggressive


RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.19          0.64           1.08(12)
Conservative


RVST RiverSource Variable Portfolio - Balanced Fund (Class       0.46       0.13     0.14            --           0.73
3)


RVST RiverSource Variable Portfolio - Cash Management Fund       0.33       0.13     0.18            --           0.64
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.14            --           0.71
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Equity         0.50       0.13     0.13            --           0.76
Income Fund (Class 3)


RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.14          0.01           0.72
(Class 3)


RVST RiverSource Variable Portfolio - Global Bond Fund           0.66       0.13     0.18            --           0.97(13)
(Class 3)


RVST RiverSource Variable Portfolio - Global Inflation           0.43       0.13     0.15            --           0.71(13)
Protected Securities Fund (Class 3)


RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.14            --           0.86
(Class 3)


RVST RiverSource Variable Portfolio - Income Opportunities       0.60       0.13     0.15            --           0.88
Fund (Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.80       0.13     0.14            --           1.07(13)
(Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.58       0.13     0.14            --           0.85
(Class 3)


RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.15            --           0.50(13)
(Class 3)


RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.15            --           0.76
Government Fund (Class 3)


RVST Seligman Variable Portfolio - Growth Fund (Class 3)         0.52       0.13     0.15            --           0.80


RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.61       0.13     0.50            --           1.24(13)
(Class 3)


RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        0.80       0.13     0.16            --           1.09(13)
(Class 3)


RVST Threadneedle Variable Portfolio - Emerging Markets          1.08       0.13     0.21            --           1.42(13)
Fund (Class 3)


RVST Threadneedle Variable Portfolio - International             0.85       0.13     0.18            --           1.16
Opportunity Fund (Class 3)


RVST Variable Portfolio - Davis New York Venture Fund            0.68       0.13     0.13            --           0.94(13)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio -- Fundamental Value Fund)


RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund       0.81       0.13     0.62            --           1.56(13)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Select Value Fund)


RVST Variable Portfolio - Partners Small Cap Value Fund          0.99       0.13     0.15          0.02           1.29(13)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Small Cap Value Fund)


RVST Variable Portfolio - Aggressive Portfolio (Class 2)           --       0.25     0.04          0.77           1.06(14)




10 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST Variable Portfolio - Aggressive Portfolio (Class 4)           --%      0.25%    0.04%         0.77%          1.06%(14),(15)


RVST Variable Portfolio - Conservative Portfolio (Class 2)         --       0.25     0.04          0.62           0.91(14)


RVST Variable Portfolio - Conservative Portfolio (Class 4)         --       0.25     0.04          0.62           0.91(14),(15)


RVST Variable Portfolio - Moderate Portfolio (Class 2)             --       0.25     0.04          0.70           0.99(14)


RVST Variable Portfolio - Moderate Portfolio (Class 4)             --       0.25     0.04          0.70           0.99(14),(15)


RVST Variable Portfolio - Moderately Aggressive Portfolio          --       0.25     0.04          0.74           1.03(14)
(Class 2)


RVST Variable Portfolio - Moderately Aggressive Portfolio          --       0.25     0.04          0.74           1.03(14),(15)
(Class 4)


RVST Variable Portfolio - Moderately Conservative Portfolio        --       0.25     0.04          0.66           0.95(14)
(Class 2)


RVST Variable Portfolio - Moderately Conservative Portfolio        --       0.25     0.04          0.66           0.95(14),(15)
(Class 4)


Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.06            --           0.87
II Shares


Van Kampen's UIF Global Real Estate Portfolio, Class II          0.85       0.35     0.36          0.01           1.57
Shares


Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares       0.75       0.35     0.31          0.01           1.42


Wanger International                                             0.85         --     0.20            --           1.05


Wanger USA                                                       0.86         --     0.12            --           0.98


Wells Fargo Advantage VT Index Asset Allocation Fund             0.55       0.25     0.27            --           1.07(16)
(previously Wells Fargo Advantage VT Asset Allocation Fund)


Wells Fargo Advantage VT International Core Fund                 0.75       0.25     1.04          0.01           2.05(16)


Wells Fargo Advantage VT Opportunity Fund                        0.75       0.25     0.32          0.02           1.34(16)


Wells Fargo Advantage VT Small Cap Growth Fund                   0.75       0.25     0.26          0.01           1.27(16)







   * The funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% of the Fund's average daily net assets on an annualized basis. These arrangements may be modified or terminated by the Advisor at any time.


 (2) Credit Suisse fee waivers and expense reimbursements are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.15%.


 (4) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.96%.


 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. Prior to July 1, 2009, this fee as a percentage of average daily net assets was 0.044% of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.


 (6) The Advisor has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. After fee waivers and expense reimbursements net expenses would be 1.36%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.


 (7) The Advisor has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual operating expenses (subject to certain exclusions) to 1.30% of average daily net assets. After fee waivers and expense reimbursements net expenses would be 1.31%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.


 (8) The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC.


 (9) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05%. This voluntary undertaking may be amended or withdrawn at any time.


(10) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.


(11) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010 and changes in the fund's investor servicing contract.


(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding fees and expenses of acquired funds) will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  11

(13) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 0.97% for RVST RiverSource Variable Portfolio - Global Bond Fund (Class 3), 0.76% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Class 3), 1.08% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3), 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3), 1.05% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3), 1.15% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund (Class 3), 1.53% for RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3), 0.99% for RVST Variable Portfolio - Davis New York Venture Fund (Class 3), 1.20% for RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class
     3) and 1.20% for RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3).


(14) Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year. RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 and Class 4 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for each of the Class 2 and Class 4 shares of the Fund's.


(15) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for RVST Variable
     Portfolio - Aggressive Portfolio (Class 4), 0.86% for RVST Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for RVST Variable Portfolio - Moderate Portfolio (Class 4), 0.98% RVST Variable
     Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for RVST Variable Portfolio - Moderately Conservative Portfolio (Class 4).


(16) Expenses have been adjusted from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses. The adviser has contractually agreed through April 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, including the underlying master portfolio's fees and expenses and excluding brokerage commissions, interest, taxes and extraordinary expenses, do not exceed: 1.00% for Wells Fargo Advantage VT Index Asset Allocation Fund, 1.01% for Wells Fargo Advantage VT International Core Fund, 1.09% for Wells Fargo Advantage VT Opportunity Fund and 1.21% for Wells Fargo Advantage VT Small Cap Growth Fund. The committed net operating expense ratio may be increased or terminated only with approval of the Board of Trustees.



12 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

POLICY BENEFITS AND RISKS

This summary describes the policy's important benefits and risks. The sections in the prospectus following this summary discuss the policy's benefits, risks and other provisions in more detail. For your convenience, we have defined certain words and phrases used in this prospectus in the "Key Terms" section.

POLICY BENEFITS




      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
DEATH BENEFIT              We will pay a benefit to   The amount payable is the death benefit amount
                           the beneficiary of the     minus any indebtedness as of the death benefit
                           policy when the insured    valuation date. You may choose either of the
                           dies. Before the           following death benefit options:
                           insured's attained
                           insurance age 100, your    OPTION 1 (LEVEL AMOUNT): If death is prior to the
                           policy's death benefit     insured's attained insurance age 100, the death
                           can never be less than     benefit amount is the greater of the following as
                           the specified amount       determined on the death benefit valuation date:
                           unless you change that     - the specified amount; or
                           amount or your policy has  - a percentage of the policy value.
                           outstanding indebtedness.
                                                      OPTION 2 (VARIABLE AMOUNT): If death is prior to
                                                      the insured's attained insurance age 100, the
                                                      death benefit amount is the greater of the
                                                      following as determined on the death benefit
                                                      valuation date:
                                                      - the policy value plus the specified amount; or
                                                      - the percentage of the policy value.

                                                      You may change the death benefit option or
                                                      specified amount within certain limits, but doing
                                                      so generally will affect policy charges. We
                                                      reserve the right to limit any decrease to the
                                                      extent necessary to qualify the policy as life
                                                      insurance under the Internal Revenue Code of 1986,
                                                      as amended (Code).

                                                      UNDER BOTH OPTION 1 AND OPTION 2, IF DEATH IS ON
                                                      OR AFTER THE INSURED'S ATTAINED INSURANCE AGE 100,
                                                      THE DEATH BENEFIT AMOUNT WILL BE THE GREATER OF:
                                                      - the policy value on the death benefit valuation
                                                        date; or
                                                      - the policy value at the insured's attained
                                                        insurance age 100.

--------------------------------------------------------------------------------------------------------

CHARITABLE GIVING BENEFIT  For VUL IV - ES only, you  You may designate the charitable beneficiary at
                           may name an organization   any time and change the charitable beneficiary
                           described in Section       once each policy year by written request. There is
                           170(c) of the Code to      no additional charge for the charitable giving
                           receive an amount equal    benefit. RiverSource Life pays the charitable
                           to 1% of the policy's      giving benefit from its assets; it is not deducted
                           proceeds payable upon      from the policy proceeds and it is not paid by the
                           death up to a maximum of   insured. The payment of premiums into a life
                           $100,000. Proceeds         insurance policy is generally not income tax
                           payable upon death do not  deductible. In addition, you will not receive a
                           include amounts paid       tax deduction for the charitable giving benefit we
                           under any optional         pay. As with all tax matters, you should consult a
                           insurance benefits         tax advisor.
                           described below. This
                           benefit is not available
                           in all states.


--------------------------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  13

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
MINIMUM INITIAL            Your policy will not       MINIMUM INITIAL GUARANTEE PERIOD: A period of the
GUARANTEE PERIOD           lapse (end without value)  first five policy years during which you may
AND NO LAPSE               if the minimum initial     choose to pay the minimum initial premium as long
GUARANTEES (NLG)*          guarantee period or any    as the policy value minus indebtedness equals or
                           of the NLG options are in  exceeds the monthly deduction.
* IN ILLINOIS, REFERRED    effect, even if the cash
  TO AS                    surrender value is less    NO LAPSE GUARANTEES: Each policy has the following
  DEATH BENEFIT GUARANTEE  than the amount needed to  two NLG options which remain in effect if you meet
  (DBG).                   pay the monthly            certain premium requirements and indebtedness does
                           deduction.                 not exceed the policy value minus surrender
                                                      charges:
                                                      - NO LAPSE GUARANTEE TO AGE 70 (NLG-70) guarantees
                                                        the policy will not lapse before the insured's
                                                        attained insurance age 70 (or 10 years, if
                                                        later).
                                                      - NO LAPSE GUARANTEE TO AGE 100 (NLG-100)
                                                        guarantees the policy will not lapse before the
                                                        insured's attained insurance age 100.

--------------------------------------------------------------------------------------------------------

FLEXIBLE PREMIUMS          You choose when to pay     When you apply for your policy, you state how much
                           premiums and how much      you intend to pay and whether you will pay
                           premium to pay.            quarterly, semiannually or annually. You may also
                                                      make additional, unscheduled premium payments
                                                      subject to certain limits. You cannot make premium
                                                      payments on or after the insured's attained
                                                      insurance age 100. We may refuse premiums in order
                                                      to comply with the Code. Although you have
                                                      flexibility in paying premiums, the amount and
                                                      frequency of your payments will affect the policy
                                                      value, cash surrender value and the length of time
                                                      your policy will remain in force as well as affect
                                                      whether any of the NLG options remain in effect.

--------------------------------------------------------------------------------------------------------

RIGHT TO EXAMINE YOUR      You may return your        You may mail or deliver the policy to our home
POLICY ("FREE LOOK")       policy for any reason and  office or to your sales representative with a
                           receive a full refund of   written request for cancellation by the 10th day
                           all premiums paid.         after you receive it (15th day in Colorado, 20th
                                                      day in Idaho and North Dakota). On the date your
                                                      request is postmarked or received, the policy will
                                                      immediately be considered void from the start.

                                                      Under our current administrative practice, your
                                                      request to cancel the policy under the "Free Look"
                                                      provision will be honored if received at our home
                                                      office within 30 days from the latest of the
                                                      following dates:
                                                      - The date we mail the policy from our office.
                                                      - The policy date (only if the policy is issued in
                                                        force).
                                                      - The date your sales representative delivers the
                                                        policy to you as evidenced by our policy
                                                        delivery receipt, which you must
                                                        sign and date.

                                                      We reserve the right to change or discontinue this
                                                      administrative practice at any time.

--------------------------------------------------------------------------------------------------------

EXCHANGE RIGHT             For two years after the    Because the policy itself offers a fixed return
                           policy is issued, you can  option, all you need to do is transfer all of the
                           exchange it for one that   policy value in the subaccounts to the fixed
                           provides benefits that do  account. This exchange does not require our
                           not vary with the          underwriting approval. We do not issue a new
                           investment return of the   policy. State restrictions may apply.
                           subaccounts.

--------------------------------------------------------------------------------------------------------




14 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
INVESTMENT CHOICES         You may direct your net
                           premiums or transfer your
                           policy's value to:
                           - THE VARIABLE ACCOUNT     - UNDER THE VARIABLE ACCOUNT your policy's value
                             which consists of          may increase or decrease daily, depending on the
                             subaccounts, each of       investment return. No minimum amount is
                             which invests in a fund    guaranteed.
                             with a particular
                             investment objective;
                             or
                           - THE FIXED ACCOUNT which  - THE FIXED ACCOUNT earns interest rates that we
                             is our general             adjust periodically. This rate will never be
                             investment account.        lower than 3%. (4% for prior policies.)

--------------------------------------------------------------------------------------------------------

SURRENDERS                 You may cancel the policy  The cash surrender value is the policy value minus
                           while it is in force and   indebtedness minus any applicable surrender
                           receive its cash           charges. Partial surrenders are available within
                           surrender value or take a  certain limits for a fee.
                           partial surrender out of
                           your policy.

--------------------------------------------------------------------------------------------------------

LOANS                      You may borrow against     Your policy secures the loan.
                           your policy's cash
                           surrender value.

--------------------------------------------------------------------------------------------------------

TRANSFERS                  You may transfer your      You may transfer policy value from one subaccount
                           policy's value.            to another or between subaccounts and the fixed
                                                      account. You can also arrange for automated
                                                      transfers among the fixed account and subaccounts.
                                                      Certain restrictions may apply.


--------------------------------------------------------------------------------------------------------


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  15

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
OPTIONAL INSURANCE         You may add optional       AVAILABLE RIDERS YOU MAY ADD:
  BENEFITS                 benefits to your policy
                           at an additional cost, in  - ACCIDENTAL DEATH BENEFIT RIDER (ADB): ADB
                           the form of riders (if       provides an additional death benefit if the
                           you meet certain             insured's death is caused by accidental injury.
                           requirements). The         - AUTOMATIC INCREASE BENEFIT RIDER (AIB): AIB
                           amounts of these benefits    provides an increase in the specified amount at
                           do not vary with             a designated percentage on each policy
                           investment experience of     anniversary until the earliest of the insured's
                           the variable account.        attained insurance age 65 or the occurrence of
                           Certain restrictions and     certain other events, as described in the rider.
                           conditions apply and are   - CHILDREN'S INSURANCE RIDER (CIR): CIR provides
                           clearly described in the     level term coverage on each eligible child.
                           applicable rider.          - WAIVER OF MONTHLY DEDUCTION RIDER (WMD): Under
                                                        WMD, we will waive the monthly deduction if the
                                                        insured becomes totally disabled before attained
                                                        insurance age 60.

                                                      In addition for policies purchased on or after
                                                      Feb. 21, 2005 and if available in your state or
                                                      jurisdiction:
                                                        - If total disability begins on or after
                                                          attained insurance age 60 but before attained
                                                          insurance age 65, the monthly deduction will
                                                          be waived only for a limited period of time;
                                                          and
                                                        - WMD also includes a waiver for involuntary
                                                          unemployment benefit where monthly deductions
                                                          may be waived up to 12 months. Ask your sales
                                                          representative about the terms of the WMD.
                                                      - WAIVER OF PREMIUM RIDER (WP): If the insured
                                                        becomes totally disabled before attained
                                                        insurance age 60, prior to attained insurance
                                                        age 65 we will add the monthly-specified premium
                                                        shown in the policy to the policy value, or
                                                        waive the monthly deduction if higher. On and
                                                        after attained insurance age 65, the monthly
                                                        deduction will be waived. If total disability
                                                        begins on or after attained insurance age 60 but
                                                        before attained insurance age 65, the addition
                                                        of the monthly deduction will be for a limited
                                                        period of time. WP also includes a waiver for
                                                        involuntary unemployment benefit where monthly
                                                        deductions may be waived up to 12 months.



16 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

      POLICY BENEFIT             WHAT IT MEANS                           HOW IT WORKS
                                                      - ADVANCESOURCE ACCELERATED BENEFIT RIDER FOR
                                                        CHRONIC ILLNESS (ASR): ASR provides a rider
                                                        payment to the accelerated benefit insured, as
                                                        an acceleration of the policy's death benefit,
                                                        if the accelerated benefit insured becomes a
                                                        chronically ill individual who receives
                                                        qualified long-term care services. Please note
                                                        the following about the ASR:
                                                        - This rider is only available for 2001 CSO
                                                          Policies purchased under the Option 1 death
                                                          benefit on or after April 28, 2009.

                                                        - This rider has a different name in some
                                                          jurisdictions. (See Appendix B.)

                                                        - At the request of you or the accelerated
                                                          benefit insured the accelerated benefit under
                                                          this rider will be paid each month, limited by
                                                          the maximum monthly benefit to the accelerated
                                                          benefit insured or to any individual
                                                          authorized to act on behalf of the accelerated
                                                          benefit insured.

                                                        - These payments are subject to certain
                                                          limitations and satisfaction of eligibility
                                                          requirements which include the following: 1) A
                                                          current written eligibility certification from
                                                          a licensed health care practitioner that
                                                          certifies the accelerated benefit insured is a
                                                          chronically ill individual; and 2) Proof that
                                                          the accelerated benefit insured received or is
                                                          receiving qualified long-term care services
                                                          pursuant to a plan of care; and 3) Proof that
                                                          the elimination period has been satisfied; and
                                                          4) Written notice of claim and proof of loss,
                                                          as described in the "Claim Provisions" section
                                                          of the policy, in a form satisfactory to us.

                                                        - We will begin monthly benefit payments under
                                                          this rider when the eligibility for the
                                                          payment of benefits conditions is met and a
                                                          claim for benefits has been approved by us.
                                                          The ASR does not include inflation protection
                                                          coverage and therefore the benefit level will
                                                          not increase over time. Because the costs of
                                                          long-term care services will likely increase
                                                          over time, you should consider whether and how
                                                          the benefits of the ASR may be adjusted.

                                                        - Monthly benefit payments paid will also change
                                                          other values of the life insurance policy as
                                                          provided in the rider such as policy value
                                                          less indebtedness, surrender charges and
                                                          monthly no-lapse guarantee premiums.

                                                        - If you participate in the Portfolio Navigator
                                                          Program (PN program), your participation in
                                                          the PN program will terminate once benefit
                                                          payments begin and all of your assets will
                                                          automatically transfer to the fixed account.
                                                          Additionally, the PN program's investment
                                                          advisory agreement (if applicable) will
                                                          terminate.


--------------------------------------------------------------------------------------------------------





RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  17

POLICY RISKS




       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
INVESTMENT RISK            You direct your net        - You can lose cash values due to adverse
                           premiums or transfer your    investment experience. No minimum amount is
                           policy's value to a          guaranteed under the subaccounts of the variable
                           subaccount that drops in     account.
                           value.                     - Your death benefit under Option 2 may be lower
                                                        due to adverse investment experience.
                                                      - Your policy could lapse due to adverse
                                                        investment experience if neither the minimum
                                                        initial premium period nor the NLG is in effect
                                                        and you do not pay the premiums needed to
                                                        maintain coverage.
                           -----------------------------------------------------------------------------

                           You transfer your          - The value of the subaccount from which you
                           policy's value between       transferred could increase.
                           subaccounts.               - The value of the subaccount to which you
                                                        transferred could decrease.
--------------------------------------------------------------------------------------------------------

RISK OF LIMITED POLICY     The policy is not          - If you are unable to afford the premiums needed
VALUES IN EARLY YEARS      suitable as a short-term     to keep the policy in force for a long period of
                           investment.                  time, your policy could lapse with no value.
                           -----------------------------------------------------------------------------

                           Your policy has little or  - Surrender charges apply to this policy for the
                           no cash surrender value      first ten years. Surrender charges can
                           in the early policy          significantly reduce policy values. Poor
                           years.                       investment performance can also significantly
                                                        reduce policy values. During early policy years
                                                        the cash surrender value may be less than the
                                                        premiums you pay for the policy.
                           -----------------------------------------------------------------------------

                           Your ability to take       - You cannot take partial surrenders during the
                           partial surrenders is        first policy year.
                           limited.
--------------------------------------------------------------------------------------------------------

LAPSE RISK                 You do not pay the         - We will not pay a death benefit if your policy
                           premiums needed to           lapses.
                           maintain coverage.         - Also, the lapse may have adverse tax
                                                        consequences.
                           -----------------------------------------------------------------------------

                           Your policy may lapse due  - Surrender charges affect the surrender value,
                           to surrender charges.        which is a measure we use to determine whether
                                                        your policy will enter a grace period (and
                                                        possibly lapse, which may have adverse tax
                                                        consequences). A partial surrender will reduce
                                                        the policy value, will reduce the death benefit
                                                        and may terminate the NLG.
                           -----------------------------------------------------------------------------

                           You take a loan against    - Taking a loan increases the risk of:
                           your policy.                -- policy lapse (which may have adverse tax
                                                          consequences);
                                                       -- a permanent reduction of policy value;
                                                       -- reducing the death benefit.
                                                      - Taking a loan may also terminate the NLG.
                           -----------------------------------------------------------------------------

                           Your policy can lapse due  - Your policy could lapse due to adverse
                           to poor investment           investment experience if neither the minimum
                           performance.                 initial premium period nor the NLG is in effect
                                                        and you do not pay the premiums needed to
                                                        maintain coverage.
                                                      - The lapse may have adverse tax consequences.
--------------------------------------------------------------------------------------------------------




18 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
EXCHANGE/REPLACEMENT RISK  You drop another policy    - You may pay surrender charges on the policy you
                           to buy this one.             drop.

                                                      - This policy has surrender charges, which may
                                                        extend beyond those in the policy you drop.

                                                      - You will be subject to new incontestability and
                                                        suicide  periods.

                                                      - You may be in a higher insurance risk rating
                                                        category now and you may pay higher premiums.

                                                      - If you drop the policy and it is not part of an
                                                        exchange under Section 1035 of the Code, there
                                                        may be adverse tax consequences if your total
                                                        policy value (before reductions for outstanding
                                                        loans, if any) exceeds your investment in the
                                                        policy.

                                                      - If you drop the policy as part of an exchange
                                                        under Section 1035 of the Code and there is a
                                                        loan on the policy, there may be adverse tax
                                                        consequences if your total policy value (before
                                                        reductions for the outstanding loan) exceeds
                                                        your investment in the policy.

                           -----------------------------------------------------------------------------

                           You use cash values or     - If you borrow from another policy to buy this
                           dividends from another       one, the loan reduces the death benefit on the
                           policy to buy this one,      other policy. If you fail to repay the loan and
                           without dropping the         accrued interest, you could lose the other
                           other policy.                coverage and you may be subject to income tax if
                                                        the policy lapses or is surrendered with a loan
                                                        against it.

                                                      - If you surrender cash value from another policy
                                                        to buy this one, you could lose coverage on the
                                                        other policy. Also, the surrender may be subject
                                                        to federal and state income tax.

--------------------------------------------------------------------------------------------------------

TAX RISK                   A policy may be            - Federal income tax on earnings will apply to
                           classified as a "modified    surrenders or loans from a MEC policy or an
                           endowment contract" (MEC)    assignment or pledge of a MEC policy. State
                           for federal income tax       income taxes may also apply. These taxable
                           purposes when issued. If     earnings come out first on surrenders or loans
                           a policy is not a MEC        from a MEC policy or an assignment or pledge of
                           when issued, certain         a MEC policy. If you are under age 59 1/2, a 10%
                           changes you make to the      penalty tax may also apply to these earnings.
                           policy may cause it to       After the earnings are withdrawn, then
                           become a MEC.                investment in the policy is paid out.

                           -----------------------------------------------------------------------------

                           If your policy lapses or   - You will be taxed on any earnings in the policy.
                           is fully surrendered with    For non-MEC policies, this is earnings in policy
                           an outstanding policy        cash surrender value and earnings previously
                           loan, you may experience     taken via existing loans. It could be the case
                           a significant tax risk,      that a policy with a relatively small existing
                           especially if your           cash value could have significant earnings that
                           policy is not a MEC.         will be taxed upon lapse or surrender of the
                                                        policy. For MEC policies this is the remaining
                                                        earnings in the policy, which could be a
                                                        significant amount depending on the policy.

                           -----------------------------------------------------------------------------




RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  19

       POLICY RISK               WHAT IT MEANS                          WHAT CAN HAPPEN
TAX RISK (CONTINUED)       Congress may change how    - You could lose any or all of the specific
                           life insurance is taxed      federal income tax attributes and benefits of a
                           at any time.                 life insurance policy including tax-deferred
                                                        accrual of cash values and income tax free death
                           The interpretation of        benefits. For non-MEC policies you could lose
                           current tax law is           your ability to take non-taxable distributions
                           subject to change by the     from the policy.
                           Internal Revenue Service
                           (IRS) or the courts at
                           any time.

                           -----------------------------------------------------------------------------

                           The IRS may determine      - You may be taxed on the income of each
                           that you are the owner of    subaccount to the extent of your interest in the
                           the fund shares held by      subaccount.
                           our Variable Account.

                           -----------------------------------------------------------------------------
                           You may buy this policy    - The tax-deferred accrual of cash values provided
                           to fund a tax-deferred       by the policy is unnecessary because tax
                           retirement plan.             deferral is provided by the tax-deferred
                                                        retirement plan.

                           -----------------------------------------------------------------------------
                           The investments in the     - If a policy fails to qualify as a life insurance
                           subaccount are not           policy because
                           adequately diversified.      it is not adequately diversified, the
                                                        policyholder
                                                        must include in gross income the "income on the
                                                        contract"
                                                        (as defined in Section 7702(g) of the Code).

--------------------------------------------------------------------------------------------------------




Variable life insurance is a complex vehicle that is subject to market risk, including the potential loss of principal invested. Before you invest, be sure to ask your sales representative about the policy's features, benefits, risks and fees, and whether it is appropriate for you based upon your financial situation and objectives. Your sales representative may or may not be authorized to offer you several different variable life insurance policies in addition to the policy described in this prospectus. Each policy has different features or benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the policy. The different features and benefits may include investment and fund manager options, variations in interest rate amounts and guarantees and surrender charge schedules. The fees and charges may also be different among the policies. Be sure to ask your sales representative about all the options that are available to you.

FUND RISKS
A comprehensive discussion of the risks of each portfolio in which the subaccounts invest may be found in each fund's prospectus. Please refer to the prospectuses for the funds for more information. THE INVESTMENT ADVISERS CANNOT GUARANTEE THAT THE FUNDS WILL MEET THEIR INVESTMENT OBJECTIVES.


20 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

LOADS, FEES AND CHARGES

Policy charges primarily compensate us for:

- providing the insurance benefits of the policy;

- issuing the policy;

- administering the policy;

- assuming certain risks in connection with the policy; and

- distributing the policy.

We deduct some of these charges from your premium payments. We deduct others periodically from your policy value in the fixed account and/or subaccounts. We may also assess a charge if you surrender your policy or the policy lapses. We may profit from one or more of the charges we collect under the policy. We may use these profits for any corporate purpose.

PREMIUM EXPENSE CHARGE
We deduct this charge from each premium payment. We credit the amount remaining after the deduction, called the net premium, to the accounts you have selected. The premium expense charge is 5% of each premium payment. The premium expense charge, in part, compensates us for expenses associated with administering distributing the policy, including agents' commissions, advertising and printing of prospectuses and sales literature. (The surrender charge, discussed under "Surrender Charge" below, also may partially compensate us for these expenses.) The premium expense charge also may compensate us for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies. All policies in all states are charged the same premium expense charge even though state premium taxes vary.

MONTHLY DEDUCTION
On each monthly date we deduct from the value of your policy in the fixed account and/or subaccounts an amount equal to the sum of:

1. the cost of insurance for the policy month;

2. the policy fee shown in your policy; and

3. charges for any optional insurance benefits provided by rider for the policy month.

We explain each of the three components below.

You specify, in your policy application, what percentage of the monthly deduction from 0% to 100% you want us to take from the fixed account and from each of the subaccounts. You may change these percentages for future monthly deductions by writing to us.

We will take monthly deductions from the fixed account and the subaccounts on a pro rata basis if:

- you do not specify the accounts from which you want us to take the monthly deduction; or

- the value in the fixed account or any subaccount is insufficient to pay the portion of the monthly deduction you have specified.

If the cash surrender value of your policy is not enough to cover the monthly deduction on a monthly anniversary, the policy may lapse. However, the policy will not lapse if the NLG is in effect or the Minimum Initial Guarantee Period is in effect and the premium payment requirements have been met. (See "No Lapse Guarantee," "Minimum Initial Guarantee Period," "Grace Period" and "Reinstatement" at the end of this section on policy costs.)

COMPONENTS OF THE MONTHLY DEDUCTION:
1. COST OF INSURANCE: primarily, this is the cost of providing the death benefit under your policy. It depends on:

   - the amount of the death benefit;

   - the policy value; and

   - the statistical risk that the insured will die in a given period.

The cost of insurance for a policy month is calculated as: [A X (B - C)] + D where:

   "A" IS THE MONTHLY COST OF INSURANCE RATE based on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification and election of WMD. Generally, the cost of insurance rate will increase as the insured's attained insurance age increases.

       We set the rates based on our expectations as to future mortality experience. Our current monthly cost of insurance rates are less than the maximum monthly cost of insurance rates guaranteed in the policy. We reserve the right to

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  21
       change rates from time to time; any change will apply to all individuals of the same rate classification. However, rates will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates shown in your policy. For 2001 CSO Policies, the rates are based on the 2001 Commissioners's Standard Ordinary (CSO) Smoker and Nonsmoker Mortality Tables, Age Last Birthday. For all other policies, the rates are based on the 1980 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

   "B" IS THE DEATH BENEFIT on the monthly date divided by 1.0032737 (which reduces our net amount at risk, solely for computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4%).

   "C" IS THE POLICY VALUE on the monthly date. At this point, the policy value has been reduced by the policy fee and any charges for optional riders with the exception of the WMD as it applies to the base policy.

   "D" IS ANY FLAT EXTRA INSURANCE CHARGES we assess as a result of special underwriting considerations.

2. POLICY FEE: $7.50 per month for initial specified amounts below $250,000 and $0 per month for initial specified amounts of $250,000 and above for VUL IV; $0 per month for VUL IV - ES. This charge primarily reimburses us for expenses associated with issuing the policy, such as processing the application (mostly underwriting) and setting up computer records; and associated with administering and distributing the policy, such as processing claims, maintaining records, making policy changes and communicating with owners. We reserve the right to change the charge in the future, but guarantee that it will never exceed $7.50 per month for either policy.

3. OPTIONAL INSURANCE BENEFIT CHARGES: charges for any optional benefits you add to the policy by rider. (See "Fee Tables -- Charges Other than Fund Operating Expenses.")

NOTE FOR MONTANA RESIDENTS: Please disregard all policy provisions in this prospectus that are based on the sex of the insured. The policy will be issued on a unisex basis. Also disregard references to mortality tables; the tables will be replaced with an 80% male, 20% female blend of the 2001 CSO Smoker and Nonsmoker Mortality Tables, Age Last Birthday.

SURRENDER CHARGE*
If you surrender your policy or the policy lapses during the first 10 policy years and in the 10 years following an increase in specified amount, we will reduce your policy value, minus indebtedness, by the applicable surrender charge.

The surrender charge primarily reimburses us for costs of issuing the policy, such as processing the application (mostly underwriting) and setting up computer records. It also partially pays for commissions, advertising and printing the prospectus and sales literature.

The maximum surrender charge for the initial specified amount is shown in your policy. It is based on the insured's insurance age, sex, risk classification and initial specified amount. The maximum surrender charge for the initial specified amount will remain level during the first five policy years and then decrease monthly until it is zero at the end of ten policy years. If you increase the specified amount, an additional maximum surrender charge will apply. The additional maximum surrender charge in a revised policy will be based on the insured's attained insurance age, sex (unless unisex rates are required by law), risk classification and the amount of the increase. It will remain level during the first five years following the effective date of the increase and then decrease monthly until it is zero at the end of the tenth year following the increase.


The following table illustrates the maximum surrender charge for VUL IV and VUL IV - ES. For VUL IV, we assume a male, insurance age 35 qualifying for preferred nontobacco rates and the specified amount to be $300,000. For VUL IV - ES, we assume a male, insurance age 40 qualifying for preferred nontobacco rates and the specified amount to be $2,000,000.



LAPSE OR
SURRENDER
AT
BEGINNING                            MAXIMUM SURRENDER CHARGE FOR:
OF YEAR                        VUL IV                          VULIV - ES

      1                       $2,703.00                        $20,840.00

      2                        2,703.00                         20,840.00

      3                        2,703.00                         20,840.00

      4                        2,703.00                         20,840.00

      5                        2,703.00                         20,840.00

      6                        2,703.00                         20,840.00

      7                        2,162.40                         16,672.00

      8                        1,621.80                         12,504.00

      9                        1,081.20                          8,336.00

     10                          540.60                          4,168.00

     11                            0.00                              0.00



* In prior policies, the "preferred nontobacco" risk classification was the "preferred nonsmoker" risk classification.



22 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

For 2001 CSO policies, the following table illustrates the maximum surrender charge for VUL IV and VUL IV - ES. For VUL IV, we assume a male, insurance age 35 qualifying for preferred nontobacco rates and a specified amount to be $300,000. For VUL IV - ES, we assume a male, insurance age 40 qualifying for preferred nontobacco rates and the specified amount to be $2,000,000.


LAPSE OR
SURRENDER
AT
BEGINNING                            MAXIMUM SURRENDER CHARGE FOR:
OF YEAR                        VUL IV                          VUL IV - ES

      1                       $3,604.00                        $20,840.00

      2                        3,604.00                         20,840.00

      3                        3,604.00                         20,840.00

      4                        3,604.00                         20,840.00

      5                        3,604.00                         20,840.00

      6                        3,543.93                         20,492.67

      7                        2,823.13                         16,324.67

      8                        2,102.33                         12,156.67

      9                        1,381.53                          7,988.67

     10                          660.73                          3,820.67

     11                            0.00                              0.00


From the beginning of year six to the end of year ten, the amounts shown decrease on a monthly basis.



PARTIAL SURRENDER CHARGE
If you surrender part of the value of your policy, we will charge you $25 (or 2% of the amount surrendered, if less). We guarantee that this charge will not increase for the duration of your policy.


If the AdvanceSource rider(1) is on your policy, once notice of claim is received partial surrenders are no longer allowed.


MORTALITY AND EXPENSE RISK CHARGE
We deduct this charge from the subaccounts. It is equal, on an annual basis, to ..9% of the average daily net asset value of the subaccounts for the first 10 policy years. For years 11-20 this charge equals .45% for VUL IV and .3% for VUL IV ES. For years 21 and after, this charge equals .3% for VUL IV and .2% for VUL IV ES. We reserve the right to charge up to .9% for both VUL IV and VUL IV ES for all policy years. Computed daily, the charge primarily compensates us for:

- MORTALITY RISK -- the risk that the cost of insurance charge will be insufficient to meet actual claims.

- EXPENSE RISK -- the risk that the policy fee and the surrender charge (described above) may be insufficient to cover the cost of administering the policy.

Any profit from the mortality and expense risk charge would be available to us for any proper corporate purpose including, among others, payment of sales and distribution expenses, which we do not expect to be covered by the premium expense charge and surrender charges discussed earlier. We will make up any further deficit from our general assets.

ANNUAL OPERATING EXPENSES OF THE FUNDS
Any applicable management fees, 12b-1 fees and other expenses of the funds are deducted from, and paid out of, the assets of the funds as described in each fund's prospectus.

EFFECT OF LOADS, FEES AND CHARGES
Your death benefits, policy values and cash surrender values may fluctuate due to an increase or decrease in the following charges:

- cost of insurance charges;

- surrender charges;

- cost of optional insurance benefits;

- policy fees;

- mortality and expense risk charges; and

- annual operating expenses of the funds, including management fees, 12b-1 fees and other expenses.

In addition, your death benefits, policy values and cash surrender values may change daily as a result of the investment experience of the subaccounts.


(1) This rider has a different name in some jurisdictions. (See Appendix B.)



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  23

OTHER INFORMATION ON CHARGES
We may reduce or eliminate various fees and charges on a basis that is fair and reasonable and applies to all policy owners in the same class. We may do this for example when we incur lower sales costs and/or perform fewer administrative services than usual.

RIVERSOURCE LIFE

We are a stock life insurance company organized under the laws of the State of Minnesota in 1957. Our address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474. We are a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. We are licensed to do business in 49 states, the District of Columbia and American Samoa. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account consists of a number of subaccounts, each of which invests in shares of a particular fund. Income, gains and losses of each subaccount are credited to or charged against the assets of that subaccount alone. Therefore, the investment performance of each subaccount is independent of the investment performance of our company assets. We will not charge a subaccount with the liabilities of any other subaccount or with the liabilities of any other business we conduct. We are obligated to pay all amounts promised to you under the policies.

THE FUNDS: The policy currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your policy in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of the underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies, and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the policies, contracts and plans of other eligible purchasers of the funds.


- FUNDS AVAILABLE UNDER THE POLICY: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the policy charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is a substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a policy, which funds to add to a policy and which funds will no longer be offered in a policy. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not

24 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS
  limited to, fund performance, fund expenses, classes of fund shares available, size of the fund, and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds, and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue, including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio Funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio funds of funds. In addition, on Sept. 29, 2009, Ameriprise Financial, Inc. entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the second quarter of 2010. Certain separate accounts invest in funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on policy values that invested in RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this policy and other policies and contracts that we and our affiliates issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this policy and other policies and contracts that we and our affiliates issue. Please see the Statement of Additional Information (SAI) for a table that ranks the unaffiliated funds according to total dollar amounts that their affiliates paid us or our affiliates in the prior calendar year.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your sales representative makes regarding whether you should invest in the policy and whether you should allocate premiums or policy value to a subaccount that invests in a particular fund (see "Distribution of the Policy").

  The revenue we and/or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the policy (see "Fee Tables"). However, the revenue we and/or affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate policy value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including, but not limited to expense payments and non-cash compensation for various purposes including:

  - Compensating, training and educating sales representatives who sell the policies.

  - Granting access to our employees whose job it is to promote sales of the policies by authorized selling firms and their sales representatives, and granting access to sales representatives of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the policies including promoting the funds available under the policies to prospective and existing policy owners, authorized selling firms and sales representatives.

  - Providing sub-transfer agency and shareholder servicing to policy owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the policies.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to policy owners, including education of policy owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  25

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


26 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

YOU CAN DIRECT YOUR NET PREMIUMS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc. VP    actively managed portfolio of stocks, bonds  Company, Inc., adviser.
SRI Social         and money market instruments which offer     New Amsterdam Partners,
Balanced           income and capital growth opportunity and    LLP, sub-adviser on
Portfolio          which satisfy Portfolio's investment and     equity portion; no sub-
                   social criteria.                             adviser on fixed-income
                                                                portion.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high     Columbia Management
Yield Fund,        level of income and capital appreciation.    Investment Advisers,
Variable Series,                                                LLC, advisor; MacKay
Class B                                                         Shields LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            FMR, investment manager;
Growth & Income    combination of current income and capital    FMR U.K., FMR Far East,
Portfolio Service  appreciation. Normally invests a majority    sub-advisers.
Class 2            of assets in common stocks with a focus on
                   those that pay current dividends and show
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.

----------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  27

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class 2    Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class 2            countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks growth of capital.                     Invesco Advisers, Inc.
Capital
Appreciation
Fund, Series II
Shares
(previously AIM
V.I. Capital
Appreciation
Fund, Series II
Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
Capital
Development Fund,
Series II Shares
(previously AIM
V.I. Capital
Development Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks long-term capital growth.              Invesco Advisers, Inc.
Dynamics Fund,
Series I Shares
(previously AIM
V.I. Dynamics
Fund, Series I
Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Financial
Services Fund,
Series I Shares
(previously AIM
V.I. Financial
Services Fund,
Series I Shares)

----------------------------------------------------------------------------------------



28 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Invesco V.I.       Seeks long-term growth of capital.           Invesco Advisers, Inc.
International
Growth Fund,
Series II Shares
(previously AIM
V.I.
International
Growth Fund,
Series II Shares)
----------------------------------------------------------------------------------------

Invesco V.I.       Seeks capital growth.                        Invesco Advisers, Inc.
Technology Fund,
Series I Shares
(previously AIM
V.I. Technology
Fund, Series I
Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Global Strategic   principally derived from interest on debt
Income Fund/VA,    securities.
Service Shares
(previously
Oppenheimer
Strategic Bond
Fund/VA, Service
Shares)
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares

----------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  29

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund (Class
3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
(Class 3)

----------------------------------------------------------------------------------------



30 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
(Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund (Class 3)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(Class 3)

----------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  31

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio - Smal-                                               Capital Management LLC,
ler-Cap Value                                                   sub-adviser.
Fund (Class 3)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
(Class 3)                                                       an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
(Class 3)                                                       subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital growth.              RiverSource Investments,
Portfolio - Davis                                               LLC, adviser; Davis
New York Venture                                                Selected Advisers, L.P.,
Fund (Class 3)                                                  sub-adviser.
(previously RVST
RiverSource
Partners Variable
Portfolio - Fund-
amental Value
Fund)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term growth of capital.           RiverSource Investments,
Portfolio - Gold-                                               LLC, adviser; Systematic
man Sachs Mid Cap                                               Financial Management,
Value Fund (Class                                               L.P. and WEDGE Capital
3) (previously                                                  Management L.L.P., sub-
RVST RiverSource                                                advisers.
Partners Variable
Portfolio - Sele-
ct Value Fund)
----------------------------------------------------------------------------------------

RVST Variable      Seeks long-term capital appreciation.        RiverSource Investments,
Portfolio - Part-                                               LLC, adviser; Barrow,
ners Small Cap                                                  Hanley, Mewhinney &
Value Fund (Class                                               Strauss, Inc., Denver
3) (previously                                                  Investment Advisors LLC,
RVST RiverSource                                                Donald Smith & Co.,
Partners Variable                                               Inc., River Road Asset
Portfolio - Small                                               Management, LLC and
Cap Value Fund)                                                 Turner Investment
                                                                Partners, Inc., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggr-  consistent with an aggressive level of       LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 2)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Aggr-  consistent with an aggressive level of       LLC
essive Portfolio   risk. This is a "fund of funds" and seeks
(Class 4)          to achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in equity securities and also
                   invests a small amount in underlying funds
                   that invest in fixed income securities.

----------------------------------------------------------------------------------------



32 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Cons-  consistent with a conservative level of      LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
2)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Cons-  consistent with a conservative level of      LLC
ervative           risk. This is a "fund of funds" and seeks
Portfolio (Class   to achieve its objective by investing in a
4)                 combination of underlying funds. The fund
                   invests primarily in underlying funds that
                   invest in fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderate level of risk.    LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 2)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderate level of risk.    LLC
rate Portfolio     This is a "fund of funds" and seeks to
(Class 4)          achieve its objective by investing in a
                   combination of underlying funds. The fund
                   invests primarily in a balance of
                   underlying funds that invest in fixed
                   income securities and underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately aggressive      LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
2)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately aggressive      LLC
rately Aggressive  level of risk. This is a "fund of funds"
Portfolio (Class   and seeks to achieve its objective by
4)                 investing in a combination of underlying
                   funds. The fund invests primarily in
                   underlying funds that invest in equity
                   securities and also invests a moderate
                   amount in underlying funds that invest in
                   fixed income securities.
----------------------------------------------------------------------------------------

RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately conservative    LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
2)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.

----------------------------------------------------------------------------------------



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  33

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Variable      Seeks high level of total return that is     RiverSource Investments,
Portfolio - Mode-  consistent with a moderately conservative    LLC
rately             level of risk. This is a "fund of funds"
Conservative       and seeks to achieve its objective by
Portfolio (Class   investing in a combination of underlying
4)                 funds. The fund invests primarily in
                   underlying funds that invest in fixed
                   income securities and also invests a
                   moderate amount in underlying funds that
                   invest in equity securities.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen's UIF   Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen's UIF   Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Index Asset                                                     adviser; Wells Capital
Allocation Fund                                                 Management Incorporated,
(previously Wells                                               sub-adviser.
Fargo Advantage
VT Asset
Allocation Fund)
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
International                                                   adviser; Wells Capital
Core Fund                                                       Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------




PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS FOR MORE INFORMATION. THESE PROSPECTUSES ARE AVAILABLE BY CONTACTING US AT THE ADDRESS OR TELEPHONE NUMBER ON THE FIRST PAGE OF THIS PROSPECTUS.

RELATIONSHIP BETWEEN FUNDS AND SUBACCOUNTS
Each subaccount buys shares of the appropriate fund at net asset value without a sales charge. Dividends and capital gain distributions from a fund are reinvested at net asset value without a sales charge and held by the subaccount as an asset. Each subaccount redeems fund shares without a charge (unless the fund imposes a redemption fee) to the extent necessary to make death benefit or other payments under the policy.


34 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

SUBSTITUTION OF INVESTMENTS
We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the policy, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate premiums or policy value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your policy. A reallocation and subsequent transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. (See "Transfers Between the Fixed Account and Subaccounts.")

In the event of any such substitution or change, we may, without the consent or approval of owners, amend the policy and take whatever action is necessary and appropriate. However, we will not make any substitution or change without any necessary approval of the SEC or state insurance department.

VOTING RIGHTS
As a policy owner with investments in any subaccount, you may vote on important fund matters. We are the legal owner of all fund shares and therefore hold all voting rights. However, to the extent required by law, we will vote the shares of each fund according to instructions we receive from owners. If we do not receive timely instructions from you, we will vote your shares in the same proportion as the shares for which we do receive instructions. We also will vote fund shares for which we have voting rights in the same proportion as those shares in that subaccount for which we receive instructions. We will send you notice of each shareholder meeting, together with any proxy solicitation materials and a statement of the number of votes for which you are entitled to give instructions.

THE FIXED ACCOUNT


You can allocate net premiums to the fixed account or transfer policy value from the subaccounts to the fixed account (with certain restrictions, explained in "Transfers Between the Fixed Account and Subaccounts"). Amounts allocated to the fixed account become part of our general account. The general account includes all assets we own other than those in the variable account and other separate accounts. Subject to applicable law, we have sole discretion to decide how assets of the fixed account will be invested. The assets held in our general account support the guarantees under your policy, including the death benefits. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.



Placing policy value in the fixed account does not entitle you to share in the fixed account's investment experience, nor does it expose you to the account's investment risk. Instead, we guarantee that the policy value you place in the fixed account will accrue interest at an effective annual rate of at least 3% (4% for prior policies), independent of the actual investment experience of the account. Keep in mind that this guarantee is based on our continued claims-paying ability. We are not obligated to credit interest at any rate higher than 3% (4% for prior policies), although we may do so at our sole discretion. Rates higher than 3% (4% for prior policies) may change from time to time, at our discretion, and will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these policies, the rates currently in effect for new and existing policies, product design, competition and our revenues and expenses. We will not credit interest in excess of 3% (4% for prior policies) on any portion of policy value in the fixed account against which you have a policy loan outstanding.


Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 and the fixed account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests in it are subject to the provisions of these Acts and the staff of the SEC has not reviewed the disclosures in this prospectus relating to the fixed account. Disclosures regarding the fixed

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  35
account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

PURCHASING YOUR POLICY

APPLICATION
Your sales representative will help you complete an application and send it along with your initial premium payment to our home office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information, we reserve the right to refuse to issue your policy or take other steps we deem reasonable. When you apply, you:

- select a specified amount of insurance;

- select a death benefit option;

- designate a beneficiary; and


- state how premiums are to be allocated among the fixed account and/or the subaccounts or enroll in the Portfolio Navigator Program (PN program).


INSURABILITY: Before issuing your policy, we require satisfactory evidence of the insurability of the person whose life you propose to insure (yourself or someone else). Our underwriting department will review your application and any medical information or other data required to determine whether the proposed individual is insurable under our underwriting rules. We may decline your application if we determine the individual is not insurable and we will return any premium you have paid.

AGE LIMIT: We generally will not issue a policy where the proposed insured is over the insurance age of 85. We may, however, do so at our sole discretion.

RISK CLASSIFICATION: The risk classification is based on the insured's health, occupation or other relevant underwriting standards. This classification will affect the monthly deduction and may affect the cost of certain optional insurance benefits. (See "Loads, Fees and Charges.")

OTHER CONDITIONS: In addition to proving insurability, you and the insured must also meet certain conditions, stated in the application form, before coverage will become effective and your policy will be delivered to you. The only way the policy may be modified is by a written agreement signed by our President, or one of our Vice Presidents, Secretaries or Assistant Secretaries.

INCONTESTABILITY: We will have two years from the effective date of your policy or from reinstatement of your policy (see "Keeping the Policy in Force -- Reinstatement") to contest the truth of statements or representations in your application. After the policy has been in force during the insured's lifetime for two years from the policy date, we cannot contest the truth of statements or representations in your application.

PREMIUMS
PAYMENT OF PREMIUMS: In applying for your policy, you decide how much you intend to pay and how often you will make payments. DURING THE FIRST SEVERAL POLICY YEARS UNTIL THE POLICY VALUE IS SUFFICIENT TO COVER THE SURRENDER CHARGE, WE REQUIRE THAT YOU PAY THE MINIMUM INITIAL PREMIUM IN EFFECT IN ORDER TO KEEP THE POLICY IN FORCE.

You may schedule payments annually, semiannually or quarterly. (We must approve payment at any other interval.) We show this premium schedule in your policy. You may also pay premiums by bank authorization on a monthly or quarterly basis under our current company practice. We reserve the right to change this practice.

The scheduled premium serves only as an indication of your intent as to the frequency and amount of future premium payments. You may skip scheduled premium payments at any time if your cash surrender value is sufficient to pay the monthly deduction or if you have paid sufficient premiums to keep the NLG in effect.

You may also change the amount and frequency of scheduled premium payments by written request. We reserve the right to limit the amount of such changes. Any change in the premium amount is subject to applicable tax laws and regulations.

Although you have flexibility in paying premiums, the amount and frequency of your payments will affect the policy value, cash surrender value and length of time your policy will remain in force, as well as affect whether the NLG remains in effect.

PREMIUM LIMITATIONS: You may make unscheduled premium payments at any time and in any amount of at least $25. We reserve the right to limit the number and amount of unscheduled premium payments. No premium payments, scheduled or unscheduled, are allowed on or after the insured's attained insurance age 100.

ALLOCATION OF PREMIUMS: Until the policy date, we hold premiums, if any, in the fixed account and we credit interest on any net premiums (gross premiums minus premium expense charge) at the current fixed account rate. As of the policy date, we

36 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS will allocate the net premiums plus accrued interest to the accounts you have selected in your application. At that time, we will begin to assess the monthly deduction and other charges.

ADDITIONAL PREMIUMS: We credit additional premiums you make to your accounts on the valuation date we receive them. If we receive an additional premium at our home office before the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the premium. If we receive an additional premium at our home office at or after the close of business, we will credit any portion of that premium allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the premium.

LIMITATIONS ON USE OF THE POLICY
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a premium payment. We may also be required to block an owner's access to policy values or to satisfy other statutory obligations. Under these circumstances we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or a court of competent jurisdiction.

POLICY VALUE

The value of your policy is the sum of values in the fixed account and each subaccount of the variable account. We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your net premiums and transfer amounts (including loan transfers) allocated to the fixed account; plus

- interest credited; minus

- the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out (including loan transfers); minus

- any portion of the monthly deduction for the coming month that is allocated to the fixed account.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you allocate a net premium or transfer into one of the subaccounts, we credit a certain number of accumulation units to your policy for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a charge, we subtract a certain number of accumulation units from your policy value.

Accumulation units are the true measure of investment value in each subaccount. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends, to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value. Here are the factors that influence those changes:

     The number of accumulation units you own may fluctuate due to:

     - additional net premiums allocated to the subaccounts;

     - transfers into or out of the subaccounts;

     - partial surrenders and partial surrender fees;

     - surrender charges; and/or

     - monthly deductions.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  37

     Accumulation unit values will fluctuate due to:

     - changes in underlying fund net asset value;

     - fund dividends distributed to the subaccounts;

     - fund capital gains or losses;

     - fund operating expenses; and

     - mortality and expense risk charges.

WHEN VALUATIONS OCCUR: We calculate all policy values allocated to subaccounts and all transactions in good order under the policy on any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins. Valuation dates do not occur when the NYSE is closed as, for example, on Saturdays, Sundays and national holidays.

TRANSACTIONS INCLUDE:

- premium payments;

- loan requests and repayments;

- surrender requests; and

- transfers.

We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your transaction request at our home office before the close of business, we will process your transaction using the accumulation unit value we calculate on the valuation date we received your transaction request in good order. On the other hand, if we receive your transaction request in good order at our home office at or after the close of business, we will process your transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

KEEPING THE POLICY IN FORCE

MINIMUM INITIAL PREMIUM PERIOD

To allow you to purchase the policy for the lowest premium possible, you may choose to pay only the minimum initial premium during the minimum initial premium period as long as the policy value minus indebtedness equals or exceeds the monthly deduction. The policy will not enter the grace period during the minimum initial premium period as shown in your policy under "Policy Data," if:


- on a monthly date, the policy value minus indebtedness equals or exceeds the monthly deduction for the policy month following such monthly date; and

- the sum of all premiums paid, minus any partial surrenders, and minus any indebtedness, equals or exceeds the minimum initial premium, as shown in your policy under "Policy Data," times the number of months since the policy date, including the current month.

The minimum initial premium period is five years.

NO LAPSE GUARANTEES
A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. This feature is sometimes referred to as a death benefit guarantee. Each policy has the following two NLG options:

  NO LAPSE GUARANTEE TO AGE 70 (NLG-70): This option guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 years, if later).

  The NLG-70 will remain in effect as long as:

  - the sum of premiums paid; minus

  - partial surrenders; minus

  - outstanding indebtedness; equals or exceeds

  - the NLG-70 premiums due since the policy date.

  The NLG-70 premium is shown in the policy.


38 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

If, on a monthly date, you have not paid enough premiums to keep the NLG-70 in effect, the NLG-70 will terminate. Your policy will also lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-70 may be reinstated within two years of its termination if the policy is in force.


  NO LAPSE GUARANTEE TO AGE 100 (NLG-100): This option guarantees the policy will not lapse before the insured's attained insurance age 100.


  The NLG-100 will remain in effect as long as:

  - the sum of premiums paid; minus

  - partial surrenders; minus

  - outstanding indebtedness; equals or exceeds

  - the NLG-100 premiums due since the policy date.

  The NLG-100 premium is shown in the policy.

If, on a monthly date, you have not paid enough premiums to keep the NLG-100 in effect, the NLG-100 will terminate. If you have paid the sufficient premiums, the NLG-100 will be in effect. If the NLG-100 is not in effect, your policy will lapse if the cash surrender value is less than the amount needed to pay the monthly deduction and the minimum initial premium period is not in effect. The NLG-100 may be reinstated within two years of its termination if the policy is in force.


PLEASE NOTE:



  - In Illinois, all references in this prospectus to NLG are deleted and replaced with DBG.




  - The NLG-100 is not available when you add AdvanceSource rider(1) to your policy.


GRACE PERIOD
If on a monthly date the cash surrender value of your policy is less than the amount needed to pay the next monthly deduction and neither of the NLGs nor the minimum initial premium period is in effect, you will have 61 days to pay the required premium amount. If you do not pay the required premium, the policy will lapse.

We will then mail a notice to your last known address, requesting payment of the premium needed so that we can make the next three monthly deductions. If we receive this premium before the end of the 61-day grace period, we will use the payment to cover all monthly deductions and any other charges then due. We will add any remaining balance to the policy value and allocate it in the same manner as other premium payments. If the insured dies during the grace period, we will deduct any overdue monthly deductions from the death benefit.





If you have the AdvanceSource rider(1) on your policy and the AdvanceSource rider terminates at the end of the grace period while the accelerated benefit insured is chronically ill, the rider may be reinstated provided the accelerated benefit insured submits a written request within five months after the date of termination and provided that certain other conditions are met. Certain conditions are listed in the rider. The reinstated rider will not provide monthly benefit payments during the period of lapse to the date of reinstatement. The effective date of the reinstated rider will be the beginning of the policy month that coincides with or next follows the date we approve the accelerated benefit insured's request.


REINSTATEMENT
Your policy may be reinstated within five years after it lapses, unless you surrendered it for cash. To reinstate, we will require:

- a written request;

- evidence satisfactory to us that the insured remains insurable;

- payment of the premium we specify; and

- payment or reinstatement of any indebtedness.

The effective date of a reinstated policy will be the monthly date on or next following the day we accept your application for reinstatement. The suicide period (see "Proceeds Payable Upon Death") will apply from the effective date of reinstatement (except in Georgia, Nebraska, Oklahoma, Pennsylvania, South Carolina, Tennessee, Utah and Virginia). Surrender charges will also be reinstated. The NLG options cannot be reinstated.

We will have two years from the effective date of reinstatement to contest the truth of statements or representations in the reinstatement application.



(1) This rider has a different name in some jurisdictions. (See Appendix B.)



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  39

EXCHANGE RIGHT
During the first two years after we issue the policy, if it has not lapsed or been surrendered in full, you can exchange it for one that provides benefits that do not vary with the investment return of the subaccounts. Because the policy itself offers a fixed return option, all you need to do is transfer all of the policy value in the subaccounts to the fixed account. We will automatically credit all future premium payments to the fixed account unless you request a different allocation.

A transfer for this purpose will not count against any maximum number of transfers per year we may impose under the policy. Also, we will waive any restrictions on transfers into the fixed account for this type of transfer.

A transfer for this purpose has no effect on the policy's death benefit, specified amount, net amount at risk, risk classification or issue age. Only the options available for allocating your policy value will be affected.

Before you exercise the exchange right, be sure to ask your sales representative about all the options that are available to you. We may offer other fixed account policies with maximum fees and charges, and minimum guaranteed rate(s) of interest, which differ from the maximum fees and charges and the minimum guaranteed rate(s) of interest in the exchange policy. Other fixed account policies we offer require evidence that the insured is insurable according to our underwriting rules.

We will not require evidence of insurability. We will require that:

1. this policy is in force; and

2. your request is in writing; and

3. you repay any existing indebtedness.

The new policy will have the same initial death benefit, policy date and issue age as this policy. The premium for the new policy will be based on our rates in effect on its policy date for the same class of risk as under this policy.

We will inform you of the premium for the new policy and any extra sum required or allowance to be made for a cash surrender value adjustment that takes appropriate account of the values under both the exchange policy and the new policy. If the cash surrender value of this policy exceeds the cash surrender value of the new policy, the excess will be sent to you. If the cash surrender value of this policy is less than the cash surrender value of the new policy, you will be required to send us the shortage amount for this exchange to be completed.

NOTE TO CONNECTICUT RESIDENTS: In Connecticut, during the first 18 months after the policy is issued, in addition to the above, you have the right to exchange the policy for a policy of permanent fixed benefit life insurance we are then offering.

PROCEEDS PAYABLE UPON DEATH

We will pay a benefit to the beneficiary of the policy when the insured dies. The amount payable is the death benefit amount minus any indebtedness as of the death benefit valuation date.

OPTION 1 (LEVEL AMOUNT): Under the Option 1 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the specified amount; or

- a percentage of the policy value. The percentage is designed to ensure that the policy meets the provisions of federal tax law, which require a minimum death benefit in relation to policy value for your policy to qualify as life insurance.

OPTION 2 (VARIABLE AMOUNT): Under the Option 2 death benefit, if death is prior to the insured's attained insurance age 100, the death benefit amount is the greater of the following as determined on the death benefit valuation date:

- the policy value plus the specified amount; or

- the percentage of policy value.


EXAMPLE                                                                OPTION 1     OPTION 2

Specified amount                                                       $100,000     $100,000

Policy value                                                           $  5,000     $  5,000

Death benefit                                                          $100,000     $105,000

Policy value increases to                                              $  8,000     $  8,000

Death benefit                                                          $100,000     $108,000

Policy value decreases to                                              $  3,000     $  3,000

Death benefit                                                          $100,000     $103,000


If you want to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should consider Option 2. If you are satisfied with the specified amount of insurance protection and prefer

40 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS to have premium payments and favorable investment performance reflected to the maximum extent in the policy value, you should consider Option 1. Under Option 1, the cost of insurance is lower because our net amount at risk is generally lower, for this reason the monthly deduction is less and a larger portion of your premiums and investment returns is retained in the policy value.

Under both Option 1 and Option 2, if death is on or after the insured's attained insurance age 100, the death benefit amount will be the greater of:

- the policy value on the death benefit valuation date; or

- the policy value at the insured's attained insurance age 100.


IF YOU HAVE THE ADVANCESOURCE RIDER(1) ON YOUR POLICY: The proceeds payable upon death of the accelerated benefit insured on or after the insured's attained age 100 anniversary is reduced by each AdvanceSource rider benefit paid.


CHANGE IN DEATH BENEFIT OPTION
You may make a written request to change the death benefit option once per policy year. A change in the death benefit option also will change the specified amount. You do not need to provide additional evidence of insurability.

IF YOU CHANGE FROM OPTION 1 TO OPTION 2: The specified amount will decrease by an amount equal to the policy value on the effective date of the change. You cannot change from Option 1 to Option 2 if the resulting death benefit amount would fall below the minimum amount shown in the policy.

IF YOU CHANGE FROM OPTION 2 TO OPTION 1: The specified amount will increase by an amount equal to the policy value on the effective date of the change.

An increase or decrease in specified amount resulting from a change in the death benefit option will affect the following:

- Monthly deduction because the cost of insurance charges depends upon the specified amount.

- Minimum initial premium.

- Charges for certain optional insurance benefits.

The surrender charge will not be affected.


IF YOU HAVE THE ADVANCESOURCE RIDER(1) ON YOUR POLICY: Option 2 is not available.


CHANGES IN SPECIFIED AMOUNT



Subject to certain limitations, you may make a written request to increase or decrease the specified amount.



INCREASES: If you increase the specified amount, we may require additional evidence of insurability that is satisfactory to us. The effective date of the increase will be the monthly anniversary on or next following our approval of the increase. The increase may not be less than $10,000 and we will not permit an increase after the insured's attained insurance age 85. We will have two years from the effective date of an increase in specified amount to contest the truth of statements or representations in the application for the increase in specified amount.



An increase in the specified amount will have the following effect on policy costs:



- Your monthly deduction will increase because the cost of insurance charge depends upon the specified amount.



- Charges for certain optional insurance benefits may increase.



- The minimum initial premium and the NLG premiums will increase.



- The surrender charge will increase.



At the time of the increase in specified amount, the cash surrender value of your policy must be sufficient to pay the monthly deduction on the next monthly date. The increased surrender charge will reduce the cash surrender value. If the remaining cash surrender value is not sufficient to cover the monthly deduction, we will require you to pay additional premiums within the 61-day grace period. If you do not, the policy will lapse unless any of the NLG options or the minimum initial premium period is in effect.




(1) This rider has a different name in some jurisdictions. (See Appendix B.)



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  41

DECREASES: After the first policy year, you may decrease the specified amount,(1) subject to all the following limitations:



- Only one decrease per policy year is allowed.



- We reserve the right to limit any decrease to the extent necessary to qualify the policy as life insurance under the Code.



- After the decrease, the specified amount may not be less than the minimum amount shown in the policy.



- In policy years 2-5, the specified amount remaining after the decrease may not be less than 75% for 2001 CSO Policies (50% for all other policies) of the initial specified amount.



- In policy years 6-10, the specified amount remaining after the decrease may not be less than 50% of the initial specified amount.



- In policy years 11-15, the specified amount remaining after the decrease may not be less than 25% of the initial specified amount.



- In policy years 16+, the specified amount remaining after the decrease must be at least $1,000.



- The effective date of any decrease in specified amount is the monthly date on or next following the date we receive your request.



Each increase in specified amount is treated as a new policy for purposes of applying the limitations on decreases. Thus, the first policy year for an increase is measured from the effective date of the increase.



EXAMPLE
This example for 2001 CSO Policies assumes an initial specified amount of $100,000. In policy year 6, you increase the initial specified amount by $100,000. The current specified amount after this increase is $200,000. In policy year 10 (and 4 policy years after the effective date of the increase), you request a $125,000 decrease in the current specified amount. The maximum decrease permitted under these assumptions is limited to $75,000, and the specified amount after this decrease is $125,000, computed as follows:

Maximum reduction in initial specified amount in
policy year 10:                                               $100,000 x .50    =  $ 50,000
Maximum reduction in increase in specified amount
during the fourth policy year of increase:                    $100,000 x .25    =   +25,000
                                                                                   --------
Maximum permitted reduction in current specified
amount:                                                                            $ 75,000
Current specified amount before reduction:                                         $200,000
Minus maximum permitted reduction in current
specified amount:                                                                   -75,000
                                                                                   --------
Specified amount after reduction                                                   $125,000


A decrease in specified amount will affect your costs as follows:

- Your monthly deduction will decrease because the cost of insurance charge depends upon the specified amount.

- Charges for certain optional insurance benefits may decrease.

- The minimum initial premium and the NLG premiums will decrease.

- The surrender charge will not change.

No surrender charge is imposed when you request a decrease in the specified amount.

We will deduct decreases in the specified amount from the current specified amount in this order:

- First from the portion due to the most recent increase;

- Next from portions due to the next most recent increases successively; and

- Then from the initial specified amount when the policy was issued.

This procedure may affect the cost of insurance if we have applied different risk classifications to the current specified amount. We will eliminate the risk classification applicable to the most recent increase in the specified amount first, then the risk classification applicable to the next most recent increase, and so on.





(1) If you have the AdvanceSource rider* on your policy and request a decrease in the policy specified amount, including decreases due to partial surrenders, you may impact the AdvanceSource rider specified amount and the remaining amount to be accelerated. After a decrease in the policy specified amount, if the remaining amount to be accelerated divided by the new policy specified amount is greater than the maximum rider specified amount percent shown in the "Policy Data" section of the policy, then the rider specified amount and the remaining amount to be accelerated will be decreased. Any resulting decrease could cause a change in the maximum monthly benefit.



    * This rider has a different name in some jurisdictions. (See Appendix B.)



42 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

CHARITABLE GIVING BENEFIT
Under VUL IV - ES only, if the policy's proceeds become payable upon death while the policy and this benefit are in force, we will pay a charitable gift amount to a charitable beneficiary you select.

The charitable gift amount equals 1% of the amount of the proceeds payable upon death up to a maximum of $100,000. We determine the charitable gift amount as of the date of the insured's death. We pay the charitable gift amount from our assets; it is not deducted from your policy's proceeds payable upon death.

The charitable beneficiary may be any organization described under Section 170(c) of the Code as an authorized recipient of charitable contributions. Generally, these are organizations exempt from federal income tax under Section 501(c)(3) of the Code.

If the charitable beneficiary you have designated is not in existence or is no longer qualified at the time the charitable gift amount is payable, or if state or federal law prohibits us from paying the charitable giving benefit to the charitable beneficiary you have designated, you (or your estate representative if you are the insured) may name a new charitable beneficiary. If you have not designated a charitable beneficiary, or if you have withdrawn your charitable beneficiary and have not designated a new one, we will not pay the charitable giving benefit.

You may select the charitable beneficiary at any time and you may change the charitable beneficiary once each policy year by written request. The change will take effect on the monthly date following the date we approve the request. You may designate only one charitable beneficiary at a time.

You may not assign the charitable giving benefit. The charitable giving benefit will terminate on the earliest of:

- the monthly date on or next following receipt at our home office of your written request to terminate the benefit; or

- the date your policy terminates.

This benefit may not be available in all states.

MISSTATEMENT OF AGE OR SEX
If the insured's age or sex has been misstated, the proceeds payable upon death will be:

- the policy value on the date of death; plus

- the amount of insurance that would have been purchased by the cost of insurance deducted for the policy month during which death occurred, if that cost had been calculated using rates for the correct age and sex; minus

- the amount of any outstanding indebtedness on the date of death.

SUICIDE
Suicide by the insured, whether sane or insane, within two years from the policy date is not covered by the policy. If suicide occurs, the only amount payable to the beneficiary will be the premiums paid, minus any indebtedness and partial surrenders.

In Colorado and North Dakota, the suicide period is shortened to one year. In Missouri, we must prove that the insured intended to commit suicide at the time he or she applied for coverage. If the insured commits suicide while sane or insane within two years from the effective date of an increase in specified amount, the amount payable for the additional specified amount will be limited to the monthly deductions for the additional specified amount.

BENEFICIARY
Initially, the beneficiary will be the person you designate in your application for the policy. You may change the beneficiary by giving us written notice, subject to requirements and restrictions stated in the policy. If you do not designate a beneficiary, or if the designated beneficiary dies before the insured, the beneficiary will be you, if living. If you are not living, the beneficiary will be your estate.

TRANSFERS BETWEEN THE FIXED ACCOUNT AND SUBACCOUNTS

You may transfer policy values from one subaccount to another or between subaccounts and the fixed account. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. If we receive your transfer request at our home office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request. If we receive your transfer request at our home office at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request. Before making a transfer, you should consider the risks involved in changing investments. We may suspend or modify transfer privileges at any time.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  43

If you have the AdvanceSource rider(1) on your policy, once benefit payments begin any value in your subaccounts will be transferred to the fixed account as well as all future premium payments. Transfers to the subaccounts will not be allowed. At the end of the period of coverage, the portion of the policy value in excess of indebtedness due to us will remain in the fixed account until written request is made to transfer to any subaccounts. The request must be made within 30 days after the end of the period of coverage.


RESTRICTIONS ON TRANSFERS
Market timing can reduce the value of your investment in the policy. If market timing causes the returns of an underlying fund to suffer, policy value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the policy and your beneficiary(ies) under the policy a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A POLICY IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE POLICY. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE POLICY, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the policy that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUND FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF POLICY VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:



WE TRY TO DISTINGUISH MARKET TIMING FROM TRANSFERS THAT WE BELIEVE ARE NOT HARMFUL, SUCH AS PERIODIC REBALANCING FOR PURPOSES OF AN ASSET ALLOCATION, DOLLAR-COST AVERAGING OR AN ASSET REBALANCING PROGRAM THAT MAY BE DESCRIBED IN THIS PROSPECTUS. THERE IS NO SET NUMBER OF TRANSFERS THAT CONSTITUTES MARKET TIMING. EVEN ONE TRANSFER IN RELATED ACCOUNTS MAY BE MARKET TIMING. WE SEEK TO RESTRICT THE TRANSFER PRIVILEGES OF A POLICY OWNER WHO MAKES MORE THAN THREE SUBACCOUNT TRANSFERS IN ANY 90 DAY PERIOD. WE ALSO RESERVE THE RIGHT TO REFUSE ANY TRANSFER REQUEST, IF, IN OUR SOLE JUDGMENT, THE DOLLAR AMOUNT OF THE TRANSFER REQUEST WOULD ADVERSELY AFFECT UNIT VALUES.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your policy and the terms of your policy. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.



(1) This rider has a different name in some jurisdictions. (See Appendix B.)



44 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Subject to applicable state law and the terms of each policy, we will apply the transfer policy described above to all policy owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some policies may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower policy values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR POLICY AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR POLICY TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF POLICY VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE POLICY IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the policy, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging or asset rebalancing program that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policy, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the policy may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, AND THE RISKS THAT MARKET TIMING POSE TO THAT FUND AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

FIXED ACCOUNT TRANSFER POLICIES
- You must make transfers from the fixed account during a 30-day period starting on a policy anniversary, except for automated transfers, which can be set up for monthly, quarterly or semiannual transfer periods.

- If we receive your request to transfer amounts from the fixed account within 30 days before the policy anniversary, the transfer will become effective on the anniversary.

- If we receive your request on or within 30 days after the policy anniversary, the transfer will be effective on the day we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- If you have made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary. We will waive this limitation once during the first two policy years if you exercise the policy's right to exchange provision. (See "Exchange Right.")


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                                            IV - ESTATE SERIES -- PROSPECTUS  45

MINIMUM TRANSFER AMOUNTS
From a subaccount to another subaccount or the fixed account:

- For mail and telephone transfers -- $250 or the entire subaccount balance, whichever is less.

- For automated transfers -- $50.

From the fixed account to a subaccount:

- For mail and telephone transfers -- $250 or the entire fixed account balance minus any outstanding indebtedness, whichever is less.

- For automated transfers -- $50.

MAXIMUM TRANSFER AMOUNTS
None.

MAXIMUM NUMBER OF TRANSFERS PER YEAR
You may make transfers by mail or telephone. However, we reserve the right to limit transfers by mail or telephone to five per policy year. In addition to transfers by mail or telephone, you may make automated transfers subject to the restrictions described below.

AUTOMATED TRANSFERS

In addition to written and telephone requests, you can arrange to have policy value transferred from one account to another automatically. Your sales representative can help you set up an automated transfer. If you are enrolled in the Portfolio Navigator Program (PN program), you are not allowed to set up automated transfers other than in connection with a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and
Subaccounts -- Automated Dollar-Cost Averaging").


AUTOMATED TRANSFER POLICIES
- Only one automated transfer arrangement can be in effect at any time. You can transfer policy values to one or more subaccounts and the fixed account, but you can transfer from only one account.

- You can start or stop this service by written request. You must allow seven days for us to change any instructions that are currently in place.

- You cannot make automated transfers from the fixed account in an amount that, if continued, would deplete the fixed account within 12 months.

- If you made a transfer from the fixed account to one or more subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next policy anniversary.

- If you submit your automated transfer request with an application for a policy, automated transfers will not take effect until the policy is issued.

- If the value of the account from which you are transferring policy value is less than the $50 minimum, we will stop the transfer arrangement automatically.

- The balance in any account from which you make an automated transfer must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- Automated transfers are subject to all other policy provisions and terms including provisions relating to the transfer of money between the fixed account and the subaccounts. (EXCEPTION: The maximum number of transfers per year provision does not apply to automated transfers.)

- You may make automated transfers by choosing a schedule we provide.

AUTOMATED DOLLAR-COST AVERAGING
You can use automated transfers to take advantage of dollar-cost averaging -- investing a fixed amount at regular intervals. For example, you might have a set amount transferred monthly from a relatively conservative subaccount to a more aggressive one, or to several others.


46 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying fund. Since you invest the same amount each period, you automatically acquire more units when the market value falls, fewer units when it rises. The potential effect is to lower your average cost per unit. There is no charge for dollar-cost averaging.


HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low...                      May        100            16           6.25

                                                     June       100            18           5.56

                                                     July       100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high.                                Oct        100            20           5.00


You have paid an average price of only $17.91 per unit over the ten months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value, nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

You may make dollar-cost averaging transfers by choosing a schedule we provide.


When a PN program model portfolio or investment option is in effect, you may make dollar-cost averaging transfers from the fixed account to the model portfolio or investment option then in effect. If you change to a different model portfolio or investment option or are reallocated according to an updated version of your existing model portfolio or investment option (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program"), your dollar-cost averaging transfer allocations will not change. You must contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio or investment option.


ASSET REBALANCING
Subject to availability, you can ask us in writing to reallocate the variable subaccount portion of your policy value according to the percentages (in whole percentage amounts) that you choose. The policy value must be at least $2,000 at the time of the rebalance. Asset rebalancing does not apply to the fixed account. We automatically will rebalance the variable subaccount portion of your policy value either quarterly, semiannually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your policy value so that the value in each subaccount matches your current subaccount percentage allocations. We rebalance by transferring policy value between subaccounts. Transfers for this purpose are not subject to the maximum number of transfers provisions above.


You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your policy value. You must allow 30 days for us to change any instructions that currently are in place. There is no charge for asset rebalancing. For more information on asset rebalancing, contact your sales representative. Different rules apply to asset rebalancing under the PN program (see "Transfers Between the Fixed Account and Subaccounts -- Portfolio Navigator Program").



PORTFOLIO NAVIGATOR PROGRAM


THE FOLLOWING INFORMATION ABOUT THE PN PROGRAM APPLIES TO ALL POLICIES. FOR ADDITIONAL INFORMATION ABOUT THE PN PROGRAM FOR POLICIES PURCHASED BEFORE MAY 10, 2010, ALSO SEE BELOW "PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR POLICIES PURCHASED BEFORE MAY 10, 2010."



The PN program allows you to allocate your policy value to a PN program investment option. The PN program investment options are currently five funds of funds, each of which has a particular investment objective and invests in underlying funds.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  47

The PN program also allows those who participated in the PN program and who exercised an "opt-out" right applicable through April 23, 2010 (to be in this group, you must have purchased your policy on or before April 23, 2010) to remain invested in a "static" PN program model portfolio (not subject to further updating or reallocation, as described under "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010").



You may elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice or by any other method authorized by us. Upon cancellation, automated rebalancing associated with the PN program will end. You may ask us in writing to allocate the variable subaccount portion of your policy value according to the percentage that you then choose (see "Asset Rebalancing"). Partial surrenders do not cancel the PN program. Transfers do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full surrender of your policy, or when your policy terminates for any reason. You should review any PN program information, including the terms of the PN program, carefully. Your sales representative can provide you with additional information and can answer any questions you may have on the PN program.



Each of the PN program fund of funds investment options has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. RiverSource Investments is the investment adviser of each of the PN program investment options, but does not serve as investment adviser under the PN program (regardless of whether you have selected a PN program investment option or remained in a model portfolio). Morningstar Associates, LLC serves as an independent consultant to RiverSource Investments to provide recommendations regarding portfolio construction and ongoing analysis of the PN program investment options, but does not provide any services in connection with the model portfolios. RiverSource Investments or an affiliate will serve as investment adviser for all of the underlying funds in which the investment options invest. However, some of the underlying funds will be managed on a day-to-day basis directly by RiverSource Investments and some will be managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of RiverSource Investments and the fund's board of trustees. The new funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach.



Below are the asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:



1. Variable Portfolio -- Aggressive Portfolio: 80% Equity / 20% Fixed Income



2. Variable Portfolio -- Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income



3. Variable Portfolio -- Moderate Portfolio: 50% Equity / 50% Fixed Income



4. Variable Portfolio -- Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income



5. Variable Portfolio -- Conservative Portfolio: 20% Equity / 80% Fixed Income





POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of investment options and providing investment advisory services for the PN program investment options and certain of the funds underlying the investment options and model portfolios, RiverSource Investments is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because RiverSource Investments or one of its affiliates serves as the investment adviser to the underlying funds invested in the investment options and to certain underlying funds to which assets are allocated under the model portfolios, because we or an affiliate of ours may provide other services in connection with such underlying funds, and because the compensation we and our affiliates receive for providing these investment advisory services and other services varies depending on the underlying fund. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program investment option, see the prospectus for such investment option. For additional information about the conflicts of interest which RiverSource Investments and its affiliates are subject to in connection with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010."



PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which investment option is best for you or whether to remain in a model portfolio or investment option. Your sales representative can help you make this determination. In addition, your sales representative may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life is not


48 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.



Currently, there are five PN program investment options, and five model portfolios ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts and the fixed account according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your policy value quarterly in order to maintain alignment with these allocation percentages.



If you are setting up a dollar-cost averaging arrangement (see "Transfers Between the Fixed Account and Subaccounts -- Automated Dollar-Cost Averaging") while you are participating in the PN program, you must make transfers from the fixed account to the model portfolio in effect at that time. If you change to a different model portfolio or reallocate according to an updated version of your existing model portfolio as described below, your dollar-cost averaging transfer allocations will not change. Contact us or your sales representative to change your dollar-cost averaging transfer allocations to a different or updated model portfolio.



You may make transfers to the fixed account and the subaccounts in accordance with the policies described under "Transfers Between the Fixed Account and Subaccounts." However, on the next PN program automatic rebalancing date, any policy values transferred to subaccounts will be automatically rebalanced to the model portfolio in effect.





You may request a change to your investment option (or a transfer from your model portfolio to an investment option) up to twice per policy year by written request on an authorized form or by another method agreed to by us.



We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:



- limit your choice of investment options based on the amount of your initial premium payment we accept;





- substitute a fund of funds for your model portfolio if permitted under applicable securities law; and



- discontinue the PN program. We will give you 30 days' written notice of any such change.




RISKS. Asset allocation through the PN program does not guarantee that your policy will increase in value nor will it protect against a decline in value if market prices fall.



By investing in a PN program investment option or in accordance with a model portfolio, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. For additional information about the risks of investing in a PN program investment option, see the prospectus for such investment option. For additional information about the risks of investing in accordance with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for policies purchased before May 10, 2010" below.



PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR POLICIES PURCHASED BEFORE MAY 10, 2010


As of the Transfer Date (defined below), your policy value invested in accordance with a model portfolio under the PN program will be transferred based on the recommendation of RiverSource Investments, LLC ("RiverSource Investments"), the investment adviser under the PN program, to a fund of funds investment option that corresponds to your model portfolio unless you informed us on or before April 23, 2010, that you did not want your assets so transferred (unless you "opt out"). The actual date of transfer to the fund of funds or the date upon which your opt out becomes effective (the "Transfer Date") will occur no earlier than May 7, 2010, and no later than June 30, 2010, and will depend on the policy you own and the month that you purchased your policy. If you opt out of the transfer, you will remain invested in accordance with the asset allocation currently specified for your model portfolio and you will not receive any further reallocation recommendations from RiverSource Investments (although your assets will be rebalanced back to the current allocation quarterly). As of the Transfer Date, RiverSource Investments will no longer review the model portfolios or make changes to them as part of the PN program, and the investment advisory agreement you have previously entered into with RiverSource Investments will terminate.



If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any future updates to the model portfolio or reallocation recommendations.



RiverSource Investments and its affiliates have committed to a two-year cap on PN program investment option expenses for policy owners who purchased a policy before May 10, 2010, as set forth in a disclosure previously sent to such policy owners. Specifically, expense waivers and reimbursements will be applied to the PN program investment options and to the underlying funds so that total fees and expenses paid by investors in the PN program investment options will approximate the total fees and expenses of the underlying funds borne by participants in the corresponding PN program model portfolio, based on 2009 fiscal year end expenses. After two years these expense caps will no longer be in place and total expenses will likely be higher.



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  49

SERVICE PROVIDERS IN CONNECTION WITH THE PN PROGRAM MODEL
PORTFOLIOS. RiverSource Investments, an affiliate of ours, has served as non-discretionary investment adviser for PN program model portfolio participants solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments has entered into an investment advisory agreement with each policy owner participating in the PN program prior to the program changes described in this prospectus. In its role as investment adviser to the PN program, RiverSource Investments relied upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviewed the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducted periodic due diligence and provided ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investments' Form ADV, the SEC investment adviser registration form. The Disclosure Document was delivered to policy owners enrolled in the PN program prior to May 10, 2010, at or before the time they enrolled.



The PN program model portfolios were designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc.



The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provided or provides any individualized investment advice to policy owners regarding the application of a particular model portfolio to his or her circumstances. Policy owners are solely responsible for determining whether any model portfolio is appropriate.



We identified to Morningstar Associates the universe of allocation options that could be included in the model portfolios (the universe of allocation options). Once we identified this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictated to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflicts of interest," there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.



POTENTIAL CONFLICTS OF INTEREST. Although RiverSource Investments will no longer maintain the model portfolios on an ongoing basis, the asset allocations in the current model portfolios may have been affected by the following conflicts of interest.



In identifying the universe of allocation options for a model portfolio, we and our affiliates, including RiverSource Investments, were subject to competing interests that may have influenced the allocation options we proposed. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to certain underlying funds in the model portfolios as well as compensation we or an affiliate of ours may receive for providing services in connection with such underlying funds or their corresponding subaccounts. These competing interests also involve compensation we or an affiliate of ours receive if certain funds that RiverSource Investments does not advise were included as underlying funds in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.



As an affiliate of RiverSource Investments, we had an incentive to identify the RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, have recommended certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may have included a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may have believed that certain RiverSource Variable Series Trust funds would have benefited from additional assets or could have been harmed by redemptions. All of these factors may have impacted RiverSource Investments' view regarding the composition and allocation of a model portfolio.



RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may have influenced the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.



We, RiverSource Investments or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Fee Tables -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The funds.") Therefore, we may have had an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios.



50 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have had an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.



MODEL PORTFOLIO RISKS. Asset allocation through a PN program model portfolio does not guarantee that your policy will increase in value nor will it protect you against a decline in value if market prices fall.



By spreading your policy value among various allocation options under the PN program, you may be able to reduce the volatility in your policy value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.



In the future, the model portfolios will not be updated periodically, and the investments and investment styles and policies of the current allocation options may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs. Furthermore, the absence of periodic updating means that existing allocation options will not be replaced as may be appropriate due to poor performance, changes in management personnel or other factors.



Investment performance of your policy value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.



Quarterly rebalancing of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing of a model portfolio, it may hold a large cash position. A large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service providers in connection with the PN program model portfolios" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


POLICY LOANS

You may borrow against your policy by written or telephone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for the address and telephone numbers for your requests.) Generally, we will process your loan within seven days after we receive your request in good order at our home office (for exceptions -- see "Deferral of Payments," under "Payment of Policy Proceeds"). We will mail loan payments to you by regular mail. If you request express mail delivery or an electronic fund transfer to your bank, we will charge a fee. For instructions, please contact your sales representative.

MINIMUM LOAN AMOUNTS
$500 ($200 for Connecticut residents) or the remaining loan value, whichever is less.

MAXIMUM LOAN AMOUNTS
- In Texas, 100% of the policy value in the fixed account plus 85% of the variable account value, minus a pro rata portion of surrender charges.

- In Alabama, 100% of the policy value minus surrender charges.

- In all other states, 90% of the policy value minus surrender charges.

- For phone requests, the maximum loan amount is $100,000.

The amount available at any time for a new loan is the maximum loan value less any existing indebtedness. When we compute the amount available, we reserve the right to deduct from the loan value interest for the period until the next policy anniversary and monthly deductions that we will take until the next policy anniversary.

ALLOCATION OF LOANS TO ACCOUNTS
Unless you specify otherwise, we will make the loan from the fixed account and the subaccounts in proportion to their values at the end of the valuation period during which we receive your request. When we make a loan from a subaccount, we redeem

RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  51
accumulation units and transfer the proceeds into the fixed account. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

REPAYMENTS
We will allocate loan repayments to subaccounts and/or the fixed account using the premium allocation percentages in effect unless you tell us otherwise. Repayments must be in amounts of at least $25.

OVERDUE INTEREST
If you do not pay accrued interest when it is due, we will increase the amount of indebtedness in the fixed account to cover the amount due. Interest added to a policy loan will be charged the same interest rate as the loan itself. We will take that interest from the fixed account and/or subaccounts, using the monthly deduction allocation percentages. If the value in the fixed account or any subaccount is not enough to pay the interest allocated, we will take all of the interest from all of the accounts in proportion to their value, minus indebtedness.

EFFECT OF POLICY LOANS
A policy loan, whether or not repaid, affects cash value over time because the loan amount is subtracted from the subaccounts and/or fixed account as collateral. The loan collateral does not participate in the investment performance of the subaccounts. The loan collateral earns interest at the minimum rate guaranteed in the fixed account at the applicable guaranteed interest rate. (See "The Fixed Account.") A loan reduces the policy surrender value. If the loan causes the cash surrender value to drop to zero, the policy will lapse. The death benefit is reduced by loan indebtedness. A loan may also cause the NLG or minimum initial guarantee period to terminate.


If you have the AdvanceSource rider(1) on your policy, upon notice of claim additional policy loans are not permitted. This does not include policy loans taken to pay for interest due on existing policy loan. If there is an outstanding policy loan at the time of an AdvanceSource rider monthly benefit payment, that benefit payment will be reduced to repay a portion of the policy loan. This rule does not apply in Massachusetts.


POLICY SURRENDERS

You may take a full or a partial surrender by written or phone request. (See "Two Ways to Request a Transfer, Loan or Surrender" for address and telephone numbers for your requests.) We will process your surrender request on the valuation date we receive it. If we receive your surrender request at our home office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our home office in good order at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may require you to return your policy. Generally, we will process your payment within seven days (for exceptions -- see "Deferral of Payments" under "Payment of Policy Proceeds"). We will mail surrender payments to you by regular mail. If you request express mail delivery, we will charge a fee. You may also request that payment be wired to your bank. We will charge a fee if you request an electronic fund transfer to your bank. For instructions, please contact your sales representative.

TOTAL SURRENDERS
If you surrender your policy, you receive its cash surrender value, which is the policy value minus outstanding indebtedness and applicable surrender charges. (See "Loads, Fees and Charges.")

PARTIAL SURRENDERS
After the first policy year, you may take a partial surrender of any amount from $500 up to 90% of the policy's cash surrender value. Partial surrenders by telephone are limited to $100,000. Unless you specify otherwise, we will make partial surrenders from the fixed account and subaccounts in proportion to their values at the end of the valuation period during which we receive your request. In determining these proportions, we first subtract the amount of any outstanding indebtedness from the fixed account value.

EFFECT OF PARTIAL SURRENDERS

- A partial surrender will reduce the policy value by the amount of the partial surrender and the partial surrender charge. (See "Fee Tables" and "Loads, Fees and Charges.")

- A partial surrender will reduce the death benefit by the amount of the partial surrender and charge, or, if the death benefit is based on the applicable percentage of policy value, by an amount equal to the applicable percentage times the amount of the partial surrender.



(1) This rider has a different name in some jurisdictions. (See Appendix B.)



52 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

- A partial surrender may terminate any of the NLG options. We deduct the surrender amount from total premiums you paid, which may reduce the total below the level required to keep the NLG in effect.

- If Option 1 is in effect, a partial surrender will reduce the specified amount by the amount of the partial surrender and charge. We will deduct this decrease from the current specified amount in this order:

  1. First from the specified amount provided by the most recent increase;

  2. Next from the next most recent increases successively;

  3. Then from the initial specified amount when the policy was issued.

Because they reduce the specified amount, partial surrenders may affect the cost of insurance. We will not allow a partial surrender if it would reduce the specified amount below the required minimum. (See "Decreases" under "Proceeds Payable Upon Death.")

- If Option 2 is in effect, a partial surrender does not affect the specified amount.

TWO WAYS TO REQUEST A TRANSFER, LOAN OR SURRENDER

Provide your name, policy number, Social Security Number or Taxpayer Identification Number* when you request a transfer, loan or partial surrender.

 1  BY MAIL

Regular mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70100 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

Express mail:

RIVERSOURCE LIFE INSURANCE COMPANY
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474


* Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory income tax withholding on the taxable portion of the distribution.


 2  BY PHONE



(800) 862-7919 (TOLL FREE)



TTY service for the hearing impaired:
(800) 258-8846 (TOLL FREE)


- We answer telephone requests promptly, but you may experience delays when call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

- We will honor any telephone transfer, loan or partial surrender requests believed to be authentic and will use reasonable procedures to confirm that they are. These include asking identifying questions and recording calls. As long as these procedures are followed, neither we nor our affiliates will be liable for any loss resulting from fraudulent requests.

- We make telephone transfers, loans and partial surrenders available automatically. If you do not want telephone transfers, loans and partial surrenders to be made from your account, please write and tell us.

PAYMENT OF POLICY PROCEEDS

We will pay proceeds when:

- you surrender the policy; or

- the insured dies.

We pay all proceeds by check (unless the beneficiary has chosen to have death benefit proceeds directly deposited into another Ameriprise Financial, Inc. account). If the beneficiary chooses the checking account option, the proceeds will be deposited into an interest bearing checking account issued by Ameriprise Bank, FSB, member FDIC unless the beneficiary fails to meet the requirements of using this option. We will compute the amount of the death benefit and pay it in a lump sum unless you select one of the payment options below. We will pay interest at a rate not less than 4% per year (8% in Arkansas, 11% in Florida) on lump sum death proceeds, from the date of the insured's death to the settlement date (the date on which proceeds are paid in a lump sum or first placed under a payment option).


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                                            IV - ESTATE SERIES -- PROSPECTUS  53

PAYMENT OPTIONS
During the insured's lifetime, you may request in writing that we pay policy proceeds under one or more of the three payment options below. The beneficiary may also select a payment option, unless you say that he or she cannot. You decide how much of the proceeds will be placed under each option (minimum:
$5,000). We will transfer any such amount to our general investment account. You may also make a written request to change a prior choice of payment option or, if we agree, to elect a payment option other than the three listed below. Unless we agree otherwise, payments under all options must be made to a natural person.

OPTION A -- INTEREST PAYMENTS: We will pay interest on any proceeds placed under this option at a rate of 3% per year compounded annually, at regular intervals and for a period that is agreeable to both you and us. At the end of any payment interval, you may withdraw proceeds in amounts of at least $100. At any time, you may withdraw all of the proceeds that remain or you may place them under a different payment option approved by us.

OPTION B -- PAYMENTS FOR A SPECIFIED PERIOD: We will make fixed monthly payments for the number of years you specify. We will furnish monthly amounts for payment periods at your request, without charge.

OPTION C -- LIFETIME INCOME: We will make monthly payments for the life of the person (payee) who is to receive the income. We will guarantee payment for 5, 10 or 15 years. We will furnish settlement rates for any year, age, or any combination of year, age and sex at your request, without charge.

DEFERRAL OF PAYMENTS
We reserve the right to defer payments of cash surrender value, policy loans or variable death benefits in excess of the specified amount if:

- the payment includes a premium payment check that has not cleared;

- the NYSE is closed, except for normal holiday and weekend closings;

- trading on the NYSE is restricted, according to SEC rules;

- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

- the SEC permits us to delay payments for the protection of security holders.

We may delay payment of any loans or surrenders from the fixed account up to six months from the date we receive the request in good order. If we postpone the payment of the surrender proceeds by more than 30 days, we will pay you interest on the amount surrendered at an annual rate of 3% for the period of postponement.

FEDERAL TAXES


The following is a general discussion of the policy's federal income tax implications. It is not intended as tax advice. Because the effect of taxes on the value and benefits of your policy depends on your individual situation, YOU SHOULD CONSULT A TAX ADVISOR TO FIND OUT HOW THESE GENERAL CONSIDERATIONS APPLY TO YOU. The discussion is based on our understanding of current federal income tax laws and of how the IRS currently interprets them. Both the laws and their interpretation may change.



You should make the decision as to who the owner and the beneficiary will be after consultation with your tax and legal advisors. These decisions may significantly affect the amount due for income tax, gift tax and estate or inheritance tax and also your ownership rights to the policy.


The policy is intended to qualify as a life insurance policy for federal income tax purposes. To that end, the provisions of the policy are to be interpreted to ensure or maintain this tax qualification. We reserve the right to change the policy in order to ensure that it will continue to qualify as life insurance for tax purposes. We will send you a copy of any changes.

FEDERAL INCOME TAX REPORTING AND WITHHOLDING: If any amounts are (or are deemed to be) current taxable income to the policy owner, such amounts will generally be subject to federal income tax reporting, and may be subject to withholding pursuant to the Code. Reporting may also be required in the event of a policy exchange or other distributions from the policy even if no amounts are currently subject to tax. State income tax reporting and withholding may also apply.


DIVERSIFICATION AND INVESTOR CONTROL: A variable life insurance policy must meet a diversification test under Section 817(h) of the Code and is subject to an investor control rule. Failure to meet the test means that a life insurance policy fails to qualify as a life insurance policy for federal income tax purposes. The diversification test requires the underlying funds to be invested in a diversified portfolio of assets. The investor control rule has been established in a number of published rulings issued by the IRS. According to the IRS, determining whether the policy owner has sufficient incidents of ownership over assets invested in the subaccounts to be considered the owner of those assets depends on all of the relevant facts and circumstances. The IRS has provided guidance on several factors that, if present, would suggest investor control exists, or, alternatively, would indicate that


54 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS investor control does not exist. The IRS has to date not yet ruled on several other issues. We reserve the right to modify the policy, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccounts' assets.

RIVERSOURCE LIFE'S TAX STATUS

We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which the subaccount invests and becomes part of the subaccount's value. This investment income, including realized capital gains, is not subject to any withholding for federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable life insurance policies or in our tax status as we then understand it.


TAXATION OF POLICY PROCEEDS
DEATH BENEFIT PROCEEDS: The death benefit paid to the beneficiary generally is not considered income to the beneficiary and is not subject to federal income taxes. When the proceeds are paid on or after the insured's attained insurance age 100, if the amount received plus any indebtedness exceeds your investment in the policy, the excess may be taxable as ordinary income.


DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTION A: The death benefit proceeds are not subject to income tax, but payments of interest are and will be reported as taxable.



DEATH BENEFIT PROCEEDS UNDER PAYMENT OPTIONS B AND C: A portion of each payment will be taxed as ordinary income and a portion will be considered a return of the beneficiary's investment in the policy and will not be taxed. The beneficiary's investment in the policy is the death benefit proceeds applied to the payment options. Under Option C only, any payments made after the investment in the policy is fully recovered will be subject to tax. Any taxable earnings will be reported to you.



PRE-DEATH PROCEEDS: Generally, part or all of any pre-death proceeds received through full surrender, lapse, partial surrender, policy loan, assignment of policy value, or payment options may be subject to federal income tax as ordinary income to the extent of earnings that are distributed. It is possible that the amount of taxable income generated at the lapse or surrender of a policy with a loan may exceed the actual amount of cash received. (See the following table.) In some cases, the tax liability depends on whether the policy is a modified endowment contract (explained in the following table). The taxable amount may also be subject to an additional 10% penalty tax if the policy is a modified endowment contract and you are younger than age 59 1/2.



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                                            IV - ESTATE SERIES -- PROSPECTUS  55

              SOURCE OF PROCEEDS                        TAXABLE PORTION OF PRE-DEATH PROCEEDS

NON-MODIFIED ENDOWMENT CONTRACTS:

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1) You will be taxed on any
                                               earnings generated in the policy -- earnings in policy
                                               cash value and earnings previously taken via existing
                                               loans. It could be the case that a policy with a
                                               relatively small existing cash surrender value could
                                               have significant earnings that will be taxed upon
                                               surrender of the policy.

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1) You will be taxed on any earnings generated
                                               in the policy -- earnings in policy cash value and
                                               earnings previously taken via existing loans. It could
                                               be the case that a policy with a relatively small
                                               existing cash surrender value could have significant
                                               earnings that will be taxed upon lapse of the policy.

Partial surrenders:                            Generally, if the amount received is greater than your
                                               investment in the policy,(1) the amount in excess of
                                               your investment is taxable. However, during the first
                                               15 policy years, a different amount may be taxable if
                                               the partial surrender results in or is necessitated by
                                               a reduction in benefits.

Policy loans and assignments and pledges:      None.(2)
------------------------------------------------------------------------------------------------------



MODIFIED ENDOWMENT CONTRACTS:(3)

Full surrender:                                Amount received plus any indebtedness, minus your
                                               investment in the policy.(1)

Lapse:                                         Any indebtedness minus your investment in the
                                               policy.(1)

Partial surrenders:                            Lesser of:
                                               - the amount received; or
                                               - policy value minus your investment in the policy.(1)

Policy loans and assignments and pledges:      Lesser of:
                                               - the amount of the loan/assignment; or
                                               - policy value minus your investment in the policy.(1)
------------------------------------------------------------------------------------------------------



PAYMENT OPTIONS: PRE-DEATH PROCEEDS
(APPLICABLE TO NON-MODIFIED ENDOWMENT
CONTRACTS AND MODIFIED ENDOWMENT
CONTRACTS):                                    OPTION A: Treated as a full surrender and earnings are
                                               taxed and may be subject to an additional 10% penalty
                                               tax for modified endowment contracts. Interest is taxed
                                               (and not subject to an additional 10% penalty tax).

                                               OPTIONS B AND C: A portion of each payment is taxed and
                                               a portion is considered a return on investment in the
                                               policy(1) and not taxed. Any indebtedness at the time
                                               the option is elected is treated as a partial surrender
                                               and earnings are taxed and may be subject to an
                                               additional 10% penalty tax for modified endowment
                                               contracts. Payments made after the investment in the
                                               policy(1) is fully recovered are taxed and may be
                                               subject to an additional 10% penalty tax for modified
                                               endowment contracts.
------------------------------------------------------------------------------------------------------






(1) Investment in the policy is equal to premiums paid, minus the nontaxable portion of any previous partial surrenders, plus taxable portion of any previous policy loans (for non-modified endowment contracts, it is unlikely that any previous policy loans were taxable).

(2) However, should the policy later be surrendered or lapse with outstanding indebtedness, see discussion related to "full surrender" or "lapse" under "Source of Proceeds" in the "Non-modified Endowment Contracts" section shown above for the explanation of tax treatment.


(3) The taxable portion of pre-death proceeds may be subject to a 10% penalty tax (exceptions apply).


MODIFIED ENDOWMENT CONTRACTS
Your policy is a modified endowment contract if the premiums you pay in the first seven years of the policy, or the first seven years following a material change, exceed certain limits.


56 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

If you exchanged a policy that is a modified endowment contract, your new policy also will be a modified endowment contract. If you exchanged a policy that is a non-modified endowment contract, your new policy may become a modified endowment contract.

We have procedures for monitoring whether your policy becomes a modified endowment contract. We calculate modified endowment contract limits when we issue the policy. We base these limits on the benefits we provide under the policy and on the risk classification of the insured. We recalculate these limits later if certain increases or reductions in benefits occur.

If you pay a premium that causes your policy to become a modified endowment contract under the Code, we will notify you in writing. If you do not want your policy to remain a modified endowment contract, you can choose one of the following options within the time period stated in the notice:

- ask us to refund the excess premium that caused the policy to become a modified endowment contract, plus interest; or

- ask us to apply the excess premium to your policy at a later date when it would not cause the policy to become a modified endowment contract.


You do not have to choose either of these options, but your policy will then remain a modified endowment contract for the life of the policy. (See discussion above regarding modified endowment contracts.)



INCREASES IN BENEFITS: We recalculate limits when an increase is a "material change." Almost any increase you request, such as an increase in specified amount, the addition of a rider benefit or an increase in an existing rider benefit,(1) is a material change. An automatic increase under the terms of your policy, such as an increase in death benefit due to operation of the applicable percentage table described in the "Proceeds Payable upon Death" section or an increase in policy value growth under Option 2, generally is not a material change. A policy becomes a modified endowment contract if premiums you pay in the first seven years following a material change exceed the recalculated limits.



REDUCTIONS IN BENEFITS: When you reduce benefits within seven years after we issue the policy or after the most recent material change, we recalculate the limits as if the reduced level of benefits had been in effect for the entire applicable seven-year period. In most cases, this recalculation will further restrict the amount of premiums that you can pay without exceeding modified endowment contract limits. If the premiums you have already paid exceed the recalculated limits, the policy will become a modified endowment contract with applicable tax implications even if you do not pay any further premiums.


DISTRIBUTIONS AFFECTED: Modified endowment contract rules apply to distributions in the year the policy becomes a modified endowment contract and in all subsequent years. In addition, the rules apply to distributions taken two years before the policy becomes a modified endowment contract because the IRS presumes that you took a distribution in anticipation of that event.

SERIAL PURCHASE OF MODIFIED ENDOWMENT CONTRACTS: The IRS treats all modified endowment contracts issued by the same insurer (or possibly affiliated companies of the insurer) to the same owner during any calendar year as one policy for purposes of determining the amount of any loan or distribution that is taxable.

PENALTY TAX: If a policy is a modified endowment contract, the taxable portion of pre-death proceeds from a full surrender, lapse, partial surrender, policy loan or assignment of policy value or certain payment options may be subject to a 10% penalty tax unless:


- the distribution occurs on or after the date that the owner attains age
  59 1/2;



- the distribution is attributable to the owner becoming disabled (within the meaning of Section 72(m)(7) of the Code); or


- the distribution is part of a series of substantially equal periodic payments made at least once a year over the life (or life expectancy) of the owner or over the joint lives (or life expectancies) of the owner and the owner's beneficiary.


(1) Please note that any Base Insured Rider (BIR) or Other Insured Rider (OIR) currently in force on a policy cannot be increased. Also, these riders are no longer available for purchase.


OTHER TAX CONSIDERATIONS

INTEREST PAID ON POLICY LOANS: Generally, no deduction is allowed for interest on any policy loan except as provided by Section 264(e) of the Code. Section 264(e) allows a deduction for interest paid or accrued after Oct. 13, 1995, on certain policy loans up to $50,000 only for key person insurance purchased by employers. Other significant limitations apply. In addition, no deduction is allowed for interest on any policy loan (even under Section 264(e)) if the loan interest is "personal interest".



POLICY CHANGES: Changing ownership, exchanging or assigning the policy may have income, gift and estate tax consequences, depending on the circumstances.



1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges:


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  57

(1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract or for a qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. If the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old policy or contract.




OTHER TAXES: Federal estate tax, state and local estate or inheritance tax, federal or state gift tax and other tax consequences of ownership or receipt of policy proceeds will also depend on the circumstances. Under current tax law, the estate tax is repealed for the year 2010, but will be reinstated unless Congress acts by 2011. If Congress does not act by 2011, the laws governing estate taxes will apply as if the Economic Growth and Tax Relief Reconciliation Act of 2001 had never been passed. State laws are also subject to change.


TAX-DEFERRED RETIREMENT PLANS: The policy may be used in conjunction with certain retirement plans that are already tax-deferred under the Code. The policy will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is tax-deferred. Since the rules governing such use are complex, a purchaser should consult a competent pension consultant, tax advisor and legal advisor prior to purchasing a policy in conjunction with a retirement plan, and consider, without limitation, (i) the deductibility to the employer and the inclusion in gross income to the employee of amounts used to purchase insurance in conjunction with a qualified retirement plan, (ii) the taxation of insurance proceeds upon death for insurance in conjunction with a qualified retirement plan, (iii) the appropriateness of and limitations on the purchase of insurance in conjunction with the retirement plan, and (iv) any limitation on the amount of life insurance that is allowed to be purchased by a qualified plan in order for a plan to maintain its qualified status, and (v) the tax treatment of the policy should the policy be distributed by a qualified plan to a participant in the qualified plan.



On July 6, 1983, the Supreme Court held in Norris v. Arizona Governing Committee that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Since the policy's cost of insurance rates and purchase rates for certain settlement options distinguish between men and women, employers and employee organizations should consult with their legal advisors before purchasing the policy for any employment-related insurance or benefit program.



EMPLOYER-OWNED LIFE INSURANCE: The passage of the Pension Protection Act (PPA) in August of 2006 brought about requirements that business owners/employers must meet regarding employer-owned life insurance (EOLI). An EOLI policy is any life insurance policy owned by a person engaged in a trade or business and under which such person or any related person is directly or indirectly a beneficiary under the policy and that covers the life of an employee of the employer (or a related person). Unless specified requirements are met, any death benefits in excess of the premiums paid are taxed.



The PPA created a new section of the Code, Section 101(j). This Section specifies that, for the death benefit of an EOLI policy to maintain its tax-free nature, it must meet the criteria for one of the exception categories outlined in Section 101(j) and meet all the proper notice and consent requirements. The provision also requires annual reporting and recordkeeping by employers that own one or more employer-owned life insurance policy(ies). Please note that the regulations issued in 2008 require an employer to file Form 8925. These requirements should be considered and reviewed with appropriate counsel prior to purchasing an employer owned life insurance policy.



ADVANCESOURCE RIDER:(1) This rider is intended to be federally tax-qualified long-term care insurance under Section 7702B(b) of the Code, as adopted by the Health Insurance Portability and Accountability Act of 1996 -- Public Law 104-
191. The benefit is intended to qualify for exclusion from income within the limits of the Code. Receipt of benefits in excess of those limits may be taxable. Charges for this rider may be considered distributions for income tax purposes, and may be taxable.


SPLIT DOLLAR ARRANGEMENTS

The following is a general discussion of the federal income tax implications of a split dollar arrangement entered into under the regulations issued on Sept. 11, 2003 and that apply to arrangements entered into or materially modified after Sept. 17, 2003. You should consult your legal and tax advisors before developing or entering into a split dollar arrangement.



A life insurance policy purchased as part of a split dollar arrangement provides funding for individual cash value life insurance. The arrangement divides or "splits" between two parties the death benefit and the cash value of the policy or other economic benefits under the contract. The objective of a split dollar arrangement is to join together the life insurance needs of



(1) This rider has a different name in some jurisdictions. (See Appendix B.)



58 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS one party with the premium paying ability of another. Often this means cooperation between an employee and his or her employer, but the arrangement may be used in other relationships -- corporation-shareholder, parent-child, donor-donee.


The Treasury regulations define a split dollar life insurance arrangement as any arrangement between an owner of a life insurance contract and a non-owner of the contract under which either party to the arrangement pays all or part of the premiums, and one of the parties paying the premiums is entitled to recover (either conditionally or unconditionally) all or any portion of those premiums and such recovery is to be made from, or is secured by, the proceeds of the contract. The definition is not intended to include life insurance plans where only one party has all the rights to the policy such as group-term plans (Section 79 of the Code), executive bonus arrangements or key-person plans.


MUTUALLY EXCLUSIVE REGIMES
The regulations provide for two mutually exclusive regimes for taxing split-dollar life insurance arrangements. The regulations apply for purposes of income tax, gift tax, FICA, FUTA, SECA, and wage withholding. The regulations require both the owner and non-owner of a life insurance contract to fully account for all amounts under the arrangement under the rules that apply to the regime under which the arrangement is taxed.


  - ECONOMIC BENEFIT SPLIT DOLLAR: Under the economic benefit regime, the owner of the life insurance contract is treated as providing economic benefits to the non-owner of the contract. The economic benefit regime generally will govern the taxation of endorsement arrangements. In addition, a special rule requires the economic benefit regime to apply (and the loan regime not to apply) to any split-dollar life insurance arrangement if: (i) the arrangement is entered into in connection with the performance of services, and the employee or service provider is not the owner of the life insurance contract; or (ii) the arrangement is entered into between a donor and a donee (for example, a life insurance trust) and the donee is not the owner of the life insurance contract.


  The value of the economic benefits, reduced by any consideration paid by the non-owner to the owner, is treated as transferred from the owner to the non-owner. The tax consequences of that transfer will depend on the relationship between the owner and the non-owner. Thus, the transfer may constitute a payment of compensation, a dividend, a gift, or a transfer having a different tax character. The possible economic benefits provided to the non-owner can include the value of current life insurance coverage, any portion of the cash surrender value available to the non-owner, and any other economic benefit.


  - LOAN (COLLATERAL ASSIGNMENT) SPLIT DOLLAR: Under the loan regime, the non-owner of the life insurance policy is treated as loaning the amount of its premium payments to the owner of the policy. Generally, the policy is held as collateral for the loan. The loan regime generally will govern the taxation of collateral assignment arrangements. Under the regulations, a payment made pursuant to a split dollar arrangement is a split dollar loan and the owner and non-owner are treated, respectively, as borrower and lender if (i) the payment is made either directly or indirectly by the non-owner to the owner; (ii) the payment is either a loan under general principals of Federal tax law or a reasonable person would expect the payment to be repaid in full to the non-owner (whether with or without interest); and (iii) the repayment is to be made from, or is secured by, either the policy's death benefit proceeds or its cash surrender value. If a split dollar loan does not provide for sufficient interest, the loan generally is treated as a below-market split dollar loan subject to Section 7872 of the Code and Section 1.7872-15 of the Treasury regulations. If the split dollar loan provides for sufficient interest, then, except as provided in Section 1.7872-15 of the Treasury regulations, the loan is subject to the general rules for debt instruments (including the rules for original issue discount under Sections 1271 through 1275 of the Code). In general, interest on a split dollar loan is not deductible by the borrower.


EOLI REQUIREMENTS MAY APPLY

For situations in which the owner and beneficiary of a policy is the employer of an insured employee, the requirements of Section 101(j) of the Code may apply (see "Employee-Owned Life Insurance"). IRS Notice 2008-42 provides guidance to the application of Section 101(j) to split-dollar arrangements. Discuss your situations with appropriate legal counsel.


TAXATION -- DETERMINED BY POLICY OWNERSHIP

The tax treatment will depend on the structure of the agreement and who is deemed to be the owner of the policy. The specific tax ramifications (i.e. compensation, gift taxes, etc.) will depend on the relationship between the owner and the non-owner. The regulations have taken a simple approach to determine which of the two regimes applies, based on policy ownership. Generally, the owner is the person named as owner under the policy. However, certain exceptions apply and special rules are provided for determining the owner if two or more persons are designated as policy owners. Clarity is provided by the regulations in situations where there are two or more owners named or where different types of trusts hold the policy. If you are considering a split dollar arrangement, you should consult your legal and tax advisor.



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  59

SECTION 409A

The regulations under Section 409A of the Code explain that a split-dollar life insurance policy may be subject to the general rules for the taxation of non-qualified deferred compensation plans in Section 409A. IRS Notice 2007-34 provides guidance regarding the application of Section 409A to split-dollar arrangements.


DISTRIBUTION OF THE POLICY

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the policy. Its office is located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE POLICY
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the policy.

- The policies are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the policies to the public. We agree to pay the selling firm (or an affiliated insurance agency) for policies its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when policies are returned under the free look period.

PAYMENTS TO THE SELLING FIRMS
- We may use compensation plans which vary by selling firm. In general, we pay selling firms a commission of up to 95% (85% for VUL IV - ES prior policies) of the initial target premium when the policy is sold, plus 2.75% (3.5% and 2.5%, respectively, for VUL IV and VUL IV - ES prior policies) of all premiums in excess of the target premium. We determine the target premium, which varies by age, gender, and risk classification of the insured at the time of issue as well as by the specified amount of the policy. Each year we also pay selling firms a service fee of up to .125% of the policy value, less indebtedness. We pay additional commissions to selling firms if an increase in coverage occurs. We do not pay or withhold payment of commissions based on which subaccounts you choose to allocate your premiums.

- We may utilize other or additional compensation plans, including compensation plans that pay additional compensation when volume goals we set are achieved. These goals may be based on total sales in a period we establish and may include sales of other insurance and investment products we or an affiliate offer. As noted below, compensation plans which vary with the volume of sales may create conflicts of interest.

- In addition to commissions, we may, in order to promote sales of the policies, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  -- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  -- marketing support related to sales of the policy including for example, the creation of marketing materials, advertising and newsletters;

  -- providing services to policy owners; and

  -- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the policy.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the policy, and/or may be a fixed dollar amount. As noted below, this additional compensation may cause the selling firm and its sales representatives to favor the policies.

SOURCES OF PAYMENTS TO SELLING FIRMS
- We pay the commissions and other compensation described above from our assets.

- Our assets may include:

  -- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the policy (see "Fee Tables");

  -- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");


60 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

  -- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

  -- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

- You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the policy. However, you may pay part or all of the commissions and other compensation described above indirectly through:

  -- fees and expenses we collect from policy owners, including surrender charges; and

  -- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the policy offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the policy offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause a selling firm to grant us access to its sales representatives to promote sales of the policy offered in this prospectus, while denying that access to other firms offering similar policies or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO SALES REPRESENTATIVES
- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its sales representatives.

- To inform yourself of any potential conflicts of interest, ask your sales representative before you buy how the selling firm and its sales representatives are being compensated and the amount of the compensation that each will receive if you buy the policy.

LEGAL PROCEEDINGS

RiverSource Life is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its consolidated financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.

POLICY ILLUSTRATIONS

The following tables illustrate how policy values, cash surrender values and death benefits can change over time based on specific assumptions about investment returns, expenses, risk classification of the insured, death benefit, premiums, loans and partial surrenders. A change in any of the assumptions will change the illustrated results.

You may obtain illustrations like those shown below based on the particular characteristics of the person you want to insure by contacting us at the address or telephone number on the first page of the prospectus. If you purchase a policy, we will provide you with a projection of future death benefits and policy values upon written request. This projection will be based on assumptions to which we agree as to specified amount, death benefit option and future premium payments.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  61

UNDERSTANDING THE ILLUSTRATIONS*
RATES OF RETURN: The illustrations uniformly assume gross rates of return 0%, 6% or 12% for each policy year. These gross rates of return do not reflect the deduction of charges and expenses of the funds.

EXPENSES: The policy values illustrated reflect the deduction of the following expenses:

- Premium expense charges;

- Cost of insurance charges;

- Policy fees;

- Mortality and expense risk charges; and

- Annual operating expenses of the funds.

We show the impact of the cost of insurance charges, policy fees and the mortality and expense risk charges under two different scenarios:

- Current and guaranteed charges for the policies; and

- Current and guaranteed charges for prior policies.

All charges reflected in the illustrated policy values below are described in detail in the sections entitled "Fee Tables" and "Loads, Fees and Charges." These sections describe where these charges differ between VUL IV and VUL
IV - ES. These differences are reflected in the illustrated policy values. These sections also describe when the various charges are deducted. The illustrated policy values reflect the timing of these deductions, however, they do not reflect charges for optional insurance benefits. Adding optional insurance benefits which have charges (see "Fee Tables") would result in additional charges, which would reduce the illustrated policy values.


We show the impact of the annual operating expenses of the funds by using the arithmetic average of annual operating expenses (including management fees, 12b-1 fees and other expenses) of all funds listed in the fee tables. The arithmetic average of all fund operating expenses used in the following illustrations is 1.075% of average daily net assets. Actual policy values would reflect the annual operating expenses of each fund in which policy values were invested and therefore may be higher or lower than those illustrated using the arithmetic average of all fund operating expenses.



RISK CLASSIFICATION OF THE INSURED:* The illustrations for VUL-IV assume the insured is a male, age 35, in our preferred nontobacco risk classification. The illustrations for VUL IV-ES assume the insured is a male, age 40, in our preferred nontobacco risk classification. Illustrated policy values would be lower if these assumed insureds did not qualify as a nontobacco risk.


DEATH BENEFIT: The death benefit illustrated is Option 1, a level death benefit. If Option 2 were selected, illustrated policy values would be lower and the death benefit would be greater than what is illustrated.

PREMIUMS: The illustrations for VUL IV assume that a premium of $4,500 is paid in full at the beginning of each policy year. For prior policies, the illustrations for VUL IV assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV 2001 CSO Policies assume that a premium of $3,500 is paid in full at the beginning of each policy year. The illustrations for VUL IV-ES assume that a premium of $30,000 is paid in full at the beginning of each policy year. For prior policies, the illustration for VUL IV-ES assume that a premium of $25,000 is paid in full at the beginning of each policy year. The illustrations for VUL IV ES 2001 CSO Policies assume that a premium of $25,000 is paid in full at the beginning of each policy year. Results would differ if:

- Premiums were not paid in full at the beginning of each policy year.

- Premium amounts were different.

LOANS AND PARTIAL SURRENDERS: The policy values illustrated assume no loans or partial surrenders were taken. If loans or partial surrenders were taken, illustrated policy values would be lower.



* In prior policies, the "preferred nontobacco" risk classification was the "preferred nonsmoker" risk classification.


62 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV
ILLUSTRATION
---------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$400,000                                        MALE -- AGE 35                                  CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                       PREFERRED NONTOBACCO                               ANNUAL PREMIUM $4,500
---------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED          DEATH BENEFIT                   POLICY VALUE               CASH SURRENDER VALUE
END OF WITH ANNUAL   ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST    ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%       0%        6%          12%        0%       6%         12%        0%       6%         12%
---------------------------------------------------------------------------------------------------------------------
   1    $    4,725 $400,000 $  400,000 $   400,000 $ 3,558 $    3,794 $     4,030 $    -- $      190 $       426
   2         9,686  400,000    400,000     400,000   7,040      7,735       8,459   3,436      4,131       4,855
   3        14,896  400,000    400,000     400,000  10,435     11,818      13,316   6,831      8,214       9,712
   4        20,365  400,000    400,000     400,000  13,735     16,037      18,633  10,131     12,433      15,029
   5        26,109  400,000    400,000     400,000  16,964     20,422      24,481  13,360     16,818      20,877

   6        32,139  400,000    400,000     400,000  20,102     24,958      30,893  17,219     22,074      28,009
   7        38,471  400,000    400,000     400,000  23,172     29,673      37,949  21,010     27,511      35,786
   8        45,120  400,000    400,000     400,000  26,155     34,555      45,694  24,713     33,114      44,252
   9        52,101  400,000    400,000     400,000  29,095     39,655      54,244  28,375     38,934      53,523
  10        59,431  400,000    400,000     400,000  31,973     44,960      63,659  31,973     44,960      63,659

  15       101,959  400,000    400,000     400,000  46,438     76,452     129,734  46,438     76,452     129,734
  20       156,237  400,000    400,000     400,000  58,522    114,649     238,505  58,522    114,649     238,505
  25       225,511  400,000    400,000     562,802  66,985    160,956     420,002  66,985    160,956     420,002
  30       313,924  400,000    400,000     876,266  70,960    217,498     718,251  70,960    217,498     718,251
  35       426,763  400,000    400,000   1,398,987  66,774    287,063   1,206,023  66,774    287,063   1,206,023

  40       570,779  400,000    403,097   2,146,051  47,997    376,727   2,005,655  47,997    376,727   2,005,655
  45       754,583       --    517,293   3,489,929      --    492,660   3,323,742      --    492,660   3,323,742
  50       989,169       --    664,217   5,725,191      --    632,588   5,452,563      --    632,588   5,452,563
  55     1,288,567       --    837,422   9,280,757      --    797,545   8,838,816      --    797,545   8,838,816
  60     1,670,683       --  1,013,917  14,520,127      --  1,003,878  14,376,363      --  1,003,878  14,376,363
  65     2,158,371       --  1,283,045  23,847,791      --  1,283,045  23,847,791      --  1,283,045  23,847,791
---------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  63

VUL IV - ES
ILLUSTRATION
----------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                         MALE -- AGE 40                                      CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                          PREFERRED NONTOBACCO                                  ANNUAL PREMIUM $30,000
----------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED            DEATH BENEFIT                     POLICY VALUE                 CASH SURRENDER VALUE
END OF WITH ANNUAL     ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST      ANNUAL INVESTMENT RETURN OF       ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%           12%        0%        6%          12%        0%        6%          12%
----------------------------------------------------------------------------------------------------------------------------
   1   $    31,500 $2,000,000 $2,000,000 $  2,000,000 $ 25,019 $   26,634 $     28,252 $  4,179 $    5,794 $      7,412
   2        64,575  2,000,000  2,000,000    2,000,000   49,408     54,204       59,199   28,568     33,364       38,359
   3        99,304  2,000,000  2,000,000    2,000,000   73,182     82,753       93,122   52,342     61,913       72,282
   4       135,769  2,000,000  2,000,000    2,000,000   96,413    112,386      130,390   75,573     91,546      109,550
   5       174,057  2,000,000  2,000,000    2,000,000  119,058    143,095      171,293   98,218    122,255      150,453

   6       214,260  2,000,000  2,000,000    2,000,000  141,077    174,875      216,152  124,405    158,203      199,480
   7       256,473  2,000,000  2,000,000    2,000,000  162,432    207,724      265,329  149,928    195,220      252,825
   8       300,797  2,000,000  2,000,000    2,000,000  183,248    241,806      319,390  174,912    233,470      311,054
   9       347,337  2,000,000  2,000,000    2,000,000  203,592    277,232      378,898  199,424    273,064      374,730
  10       396,204  2,000,000  2,000,000    2,000,000  223,474    314,064      444,420  223,474    314,064      444,420

  15       679,725  2,000,000  2,000,000    2,000,000  323,682    534,407      908,619  323,682    534,407      908,619
  20     1,041,578  2,000,000  2,000,000    2,252,253  407,046    803,831    1,680,786  407,046    803,831    1,680,786
  25     1,503,404  2,000,000  2,000,000    3,620,057  467,082  1,137,352    2,967,260  467,082  1,137,352    2,967,260
  30     2,092,824  2,000,000  2,000,000    5,896,915  492,150  1,556,143    5,083,548  492,150  1,556,143    5,083,548
  35     2,845,090  2,000,000  2,247,022    9,171,331  457,197  2,100,021    8,571,337  457,197  2,100,021    8,571,337

  40     3,805,193  2,000,000  2,927,408   15,066,641  308,699  2,788,008   14,349,182  308,699  2,788,008   14,349,182
  45     5,030,555         --  3,807,007   24,930,713       --  3,625,721   23,743,537       --  3,625,721   23,743,537
  50     6,594,462         --  4,854,523   40,736,894       --  4,623,355   38,797,042       --  4,623,355   38,797,042
  55     8,590,447         --  5,932,814   64,154,083       --  5,874,073   63,518,894       --  5,874,073   63,518,894
  60    11,137,887         --  7,563,327  105,909,180       --  7,563,327  105,909,180       --  7,563,327  105,909,180
----------------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


64 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV
ILLUSTRATION
---------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$400,000                                      MALE -- AGE 35                           GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                     PREFERRED NONTOBACCO                           ANNUAL PREMIUM $4,500
---------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED         DEATH BENEFIT                 POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%       0%       6%         12%        0%      6%        12%        0%      6%        12%
---------------------------------------------------------------------------------------------------------------
   1    $    4,725 $400,000 $400,000 $   400,000 $ 3,434 $  3,666 $     3,898 $    -- $     62 $       294
   2         9,686  400,000  400,000     400,000   6,770    7,449       8,157   3,166    3,845       4,553
   3        14,896  400,000  400,000     400,000  10,001   11,345      12,802   6,397    7,741       9,198
   4        20,365  400,000  400,000     400,000  13,117   15,346      17,863   9,513   11,742      14,259
   5        26,109  400,000  400,000     400,000  16,132   19,470      23,395  12,528   15,866      19,791

   6        32,139  400,000  400,000     400,000  19,026   23,701      29,425  16,143   20,818      26,542
   7        38,471  400,000  400,000     400,000  21,803   28,045      36,005  19,641   25,882      33,843
   8        45,120  400,000  400,000     400,000  24,466   32,507      43,197  23,024   31,065      41,755
   9        52,101  400,000  400,000     400,000  27,006   37,084      51,053  26,285   36,363      50,332
  10        59,431  400,000  400,000     400,000  29,415   41,771      59,636  29,415   41,771      59,636

  15       101,959  400,000  400,000     400,000  39,355   66,858     116,307  39,355   66,858     116,307
  20       156,237  400,000  400,000     400,000  44,821   94,240     206,250  44,821   94,240     206,250
  25       225,511  400,000  400,000     471,595  43,360  122,462     351,936  43,360  122,462     351,936
  30       313,924  400,000  400,000     711,856  30,552  149,110     583,489  30,552  149,110     583,489
  35       426,763  400,000  400,000   1,097,404      --  169,263     946,038      --  169,263     946,038

  40       570,779       --  400,000   1,623,510      --  172,814   1,517,299      --  172,814   1,517,299
  45       754,583       --  400,000   2,551,642      --  131,530   2,430,135      --  131,530   2,430,135
  50       989,169       --       --   4,024,032      --       --   3,832,411      --       --   3,832,411
  55     1,288,567       --       --   6,219,709      --       --   5,923,533      --       --   5,923,533
  60     1,670,683       --       --   9,316,310      --       --   9,224,069      --       --   9,224,069
  65     2,158,371       --       --  14,900,495      --       --  14,900,495      --       --  14,900,495
---------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  65

VUL IV - ES
ILLUSTRATION
-------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                        MALE -- AGE 40                                 GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                         PREFERRED NONTOBACCO                                ANNUAL PREMIUM $30,000
-------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%        0%        6%         12%        0%        6%         12%
-------------------------------------------------------------------------------------------------------------------------
   1   $    31,500 $2,000,000 $2,000,000 $ 2,000,000 $ 23,235 $   24,793 $    26,354 $  2,395 $    3,953 $     5,514
   2        64,575  2,000,000  2,000,000   2,000,000   45,719     50,288      55,050   24,879     29,448      34,210
   3        99,304  2,000,000  2,000,000   2,000,000   67,473     76,524      86,342   46,633     55,684      65,502
   4       135,769  2,000,000  2,000,000   2,000,000   88,459    103,485     120,449   67,619     82,645      99,609
   5       174,057  2,000,000  2,000,000   2,000,000  108,645    131,156     157,619   87,805    110,316     136,779

   6       214,260  2,000,000  2,000,000   2,000,000  127,997    159,527     198,133  111,325    142,855     181,461
   7       256,473  2,000,000  2,000,000   2,000,000  146,540    188,642     242,361  134,036    176,138     229,857
   8       300,797  2,000,000  2,000,000   2,000,000  164,243    218,497     290,662  155,907    210,161     282,326
   9       347,337  2,000,000  2,000,000   2,000,000  181,075    249,089     343,439  176,907    244,921     339,271
  10       396,204  2,000,000  2,000,000   2,000,000  197,007    280,419     401,149  197,007    280,419     401,149

  15       679,725  2,000,000  2,000,000   2,000,000  260,295    446,519     782,469  260,295    446,519     782,469
  20     1,041,578  2,000,000  2,000,000   2,000,000  287,661    624,256   1,393,928  287,661    624,256   1,393,928
  25     1,503,404  2,000,000  2,000,000   2,913,298  259,614    805,869   2,387,949  259,614    805,869   2,387,949
  30     2,092,824  2,000,000  2,000,000   4,577,661  133,683    976,865   3,946,259  133,683    976,865   3,946,259
  35     2,845,090         --  2,000,000   6,849,788       --  1,113,812   6,401,671       --  1,113,812   6,401,671

  40     3,805,193         --  2,000,000  10,840,566       --  1,161,076  10,324,348       --  1,161,076  10,324,348
  45     5,030,555         --  2,000,000  17,169,424       --    962,866  16,351,832       --    962,866  16,351,832
  50     6,594,462         --         --  26,609,868       --         --  25,342,732       --         --  25,342,732
  55     8,590,447         --         --  39,927,941       --         --  39,532,615       --         --  39,532,615
  60    11,137,887         --         --  63,931,009       --         --  63,931,009       --         --  63,931,009
-------------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


66 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV
ILLUSTRATION                                                                                       FOR PRIOR POLICIES
---------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$300,000                                        MALE -- AGE 35                                  CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                       PREFERRED NONSMOKER                                ANNUAL PREMIUM $3,500
---------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED          DEATH BENEFIT                   POLICY VALUE               CASH SURRENDER VALUE
END OF WITH ANNUAL   ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS    ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST    ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF    ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%       0%        6%          12%        0%       6%         12%        0%       6%         12%
---------------------------------------------------------------------------------------------------------------------
   1    $    3,675 $300,000 $  300,000 $   300,000 $ 2,847 $    3,033 $     3,219 $   144 $      330 $       516
   2         7,534  300,000    300,000     300,000   5,641      6,192       6,766   2,938      3,489       4,063
   3        11,585  300,000    300,000     300,000   8,367      9,465      10,655   5,664      6,762       7,952
   4        15,840  300,000    300,000     300,000  11,017     12,849      14,914   8,314     10,146      12,211
   5        20,307  300,000    300,000     300,000  13,602     16,357      19,589  10,899     13,654      16,886

   6        24,997  300,000    300,000     300,000  16,123     19,995      24,724  13,961     17,832      22,562
   7        29,922  300,000    300,000     300,000  18,582     23,769      30,366  16,960     22,147      28,744
   8        35,093  300,000    300,000     300,000  20,964     27,668      36,551  19,882     26,587      35,470
   9        40,523  300,000    300,000     300,000  23,294     31,723      43,361  22,754     31,183      42,820
  10        46,224  300,000    300,000     300,000  25,559     35,926      50,844  25,559     35,926      50,844

  15        79,301  300,000    300,000     300,000  36,582     60,494     102,977  36,582     60,494     102,977
  20       121,517  300,000    300,000     300,000  45,540     90,070     188,681  45,540     90,070     188,681
  25       175,397  300,000    300,000     444,640  52,147    126,439     331,821  52,147    126,439     331,821
  30       244,163  300,000    300,000     691,638  55,351    171,058     566,916  55,351    171,058     566,916
  35       331,927  300,000    300,000   1,103,536  52,414    226,422     951,324  52,414    226,422     951,324

  40       443,939  300,000    319,201   1,692,119  38,491    298,319   1,581,419  38,491    298,319   1,581,419
  45       586,898  300,000    409,206   2,750,992   1,990    389,720   2,619,993   1,990    389,720   2,619,993
  50       769,354       --    524,950   4,511,414      --    499,953   4,296,585      --    499,953   4,296,585
  55     1,002,219       --    661,236   7,309,694      --    629,749   6,961,613      --    629,749   6,961,613
  60     1,299,420       --    800,047  11,432,252      --    792,125  11,319,062      --    792,125  11,319,062
  65     1,678,733       --  1,012,129  18,776,000      --  1,012,129  18,776,000      --  1,012,129  18,776,000
---------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  67

VUL IV - ES
ILLUSTRATION                                                                                          FOR PRIOR POLICIES.
-------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                        MALE -- AGE 40                                    CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                          PREFERRED NONSMOKER                                ANNUAL PREMIUM $25,000
-------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%        0%        6%         12%        0%        6%         12%
-------------------------------------------------------------------------------------------------------------------------
   1    $   26,250 $2,000,000 $2,000,000 $ 2,000,000 $ 20,648 $   21,988 $    23,329 $     -- $    1,148 $     2,489
   2        53,813  2,000,000  2,000,000   2,000,000   40,743     44,713      48,847   19,903     23,873      28,007
   3        82,753  2,000,000  2,000,000   2,000,000   60,296     68,209      76,782   39,456     47,369      55,942
   4       113,141  2,000,000  2,000,000   2,000,000   79,380     92,572     107,445   58,540     71,732      86,605
   5       145,048  2,000,000  2,000,000   2,000,000   97,891    117,726     141,000   77,051     96,886     120,160

   6       178,550  2,000,000  2,000,000   2,000,000  115,789    143,653     177,694   99,117    126,981     161,022
   7       213,728  2,000,000  2,000,000   2,000,000  133,036    170,337     217,803  120,532    157,833     205,299
   8       250,664  2,000,000  2,000,000   2,000,000  149,758    197,932     261,802  141,422    189,596     253,466
   9       289,447  2,000,000  2,000,000   2,000,000  165,914    226,429     310,049  161,746    222,261     305,881
  10       330,170  2,000,000  2,000,000   2,000,000  181,573    255,927     363,046  181,573    255,927     363,046

  15       566,437  2,000,000  2,000,000   2,000,000  258,114    429,940     736,140  258,114    429,940     736,140
  20       867,981  2,000,000  2,000,000   2,000,000  316,961    637,940   1,353,250  316,961    637,940   1,353,250
  25     1,252,836  2,000,000  2,000,000   2,918,569  353,474    890,652   2,392,269  353,474    890,652   2,392,269
  30     1,744,020  2,000,000  2,000,000   4,758,527  352,069  1,196,292   4,102,179  352,069  1,196,292   4,102,179
  35     2,370,908  2,000,000  2,000,000   7,404,094  283,165  1,577,123   6,919,714  283,165  1,577,123   6,919,714

  40     3,170,994  2,000,000  2,191,222  12,166,219   82,030  2,086,878  11,586,875   82,030  2,086,878  11,586,875
  45     4,192,129         --  2,862,992  20,128,819       --  2,726,660  19,170,304       --  2,726,660  19,170,304
  50     5,495,385         --  3,662,148  32,874,021       --  3,487,760  31,308,592       --  3,487,760  31,308,592
  55     7,158,706         --  4,486,048  51,747,305       --  4,441,632  51,234,955       --  4,441,632  51,234,955
  60     9,281,573         --  5,731,609  85,432,594       --  5,731,609  85,432,594       --  5,731,609  85,432,594
-------------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


68 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV
ILLUSTRATION                                                                                FOR PRIOR POLICIES.
---------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$300,000                                      MALE -- AGE 35                           GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                     PREFERRED NONSMOKER                            ANNUAL PREMIUM $3,500
---------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED         DEATH BENEFIT                 POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%       0%       6%         12%        0%      6%        12%        0%      6%        12%
---------------------------------------------------------------------------------------------------------------
   1    $    3,675 $300,000 $300,000 $   300,000 $ 2,670 $  2,850 $     3,031 $    -- $    147 $       328
   2         7,534  300,000  300,000     300,000   5,265    5,793       6,343   2,562    3,090       3,640
   3        11,585  300,000  300,000     300,000   7,779    8,824       9,957   5,076    6,121       7,254
   4        15,840  300,000  300,000     300,000  10,205   11,939      13,896   7,502    9,236      11,193
   5        20,307  300,000  300,000     300,000  12,554   15,151      18,204   9,851   12,448      15,501

   6        24,997  300,000  300,000     300,000  14,811   18,449      22,901  12,649   16,286      20,739
   7        29,922  300,000  300,000     300,000  16,979   21,836      28,030  15,358   20,214      26,408
   8        35,093  300,000  300,000     300,000  19,060   25,318      33,636  17,979   24,237      32,555
   9        40,523  300,000  300,000     300,000  21,047   28,892      39,764  20,507   28,351      39,223
  10        46,224  300,000  300,000     300,000  22,936   32,555      46,461  22,936   32,555      46,461

  15        79,301  300,000  300,000     300,000  30,783   52,221      90,746  30,783   52,221      90,746
  20       121,517  300,000  300,000     300,000  35,259   73,847     161,203  35,259   73,847     161,203
  25       175,397  300,000  300,000     368,859  34,552   96,467     275,268  34,552   96,467     275,268
  30       244,163  300,000  300,000     556,476  25,390  118,524     456,128  25,390  118,524     456,128
  35       331,927  300,000  300,000     857,595     684  136,908     739,306     684  136,908     739,306

  40       443,939       --  300,000   1,268,487      --  145,553   1,185,502      --  145,553   1,185,502
  45       586,898       --  300,000   1,993,422      --  128,013   1,898,497      --  128,013   1,898,497
  50       769,354       --  300,000   3,143,466      --   30,397   2,993,777      --   30,397   2,993,777
  55     1,002,219       --       --   4,858,442      --       --   4,627,087      --       --   4,627,087
  60     1,299,420       --       --   7,277,087      --       --   7,205,037      --       --   7,205,037
  65     1,678,733       --       --  11,638,742      --       --  11,638,742      --       --  11,638,742
---------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  69

VUL IV - ES
ILLUSTRATION                                                                                      FOR PRIOR POLICIES.
---------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                       MALE -- AGE 40                              GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                         PREFERRED NONSMOKER                             ANNUAL PREMIUM $25,000
---------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                    POLICY VALUE              CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%        0%       6%        12%        0%       6%        12%
---------------------------------------------------------------------------------------------------------------------
   1    $   26,250 $2,000,000 $2,000,000 $ 2,000,000 $ 18,568 $ 19,840 $    21,115 $     -- $     -- $       275
   2        53,813  2,000,000  2,000,000   2,000,000   36,464   40,169      44,032   15,624   19,329      23,192
   3        82,753  2,000,000  2,000,000   2,000,000   53,707   61,014      68,946   32,867   40,174      48,106
   4       113,141  2,000,000  2,000,000   2,000,000   70,256   82,347      96,011   49,416   61,507      75,171
   5       145,048  2,000,000  2,000,000   2,000,000   86,073  104,141     125,403   65,233   83,301     104,563

   6       178,550  2,000,000  2,000,000   2,000,000  101,122  126,369     157,320   84,450  109,697     140,648
   7       213,728  2,000,000  2,000,000   2,000,000  115,424  149,061     192,044  102,920  136,557     179,540
   8       250,664  2,000,000  2,000,000   2,000,000  128,944  172,196     229,830  120,608  163,860     221,494
   9       289,447  2,000,000  2,000,000   2,000,000  141,645  195,752     270,968  137,477  191,584     266,800
  10       330,170  2,000,000  2,000,000   2,000,000  153,496  219,709     315,786  153,496  219,709     315,786

  15       566,437  2,000,000  2,000,000   2,000,000  196,846  342,902     607,882  196,846  342,902     607,882
  20       867,981  2,000,000  2,000,000   2,000,000  204,164  463,842   1,064,862  204,164  463,842   1,064,862
  25     1,252,836  2,000,000  2,000,000   2,212,157  153,922  565,305   1,813,243  153,922  565,305   1,813,243
  30     1,744,020  2,000,000  2,000,000   3,491,985       --  610,964   3,010,331       --  610,964   3,010,331
  35     2,370,908         --  2,000,000   5,239,332       --  520,391   4,896,572       --  520,391   4,896,572

  40     3,170,994         --  2,000,000   8,305,293       --   59,779   7,909,802       --   59,779   7,909,802
  45     4,192,129         --         --  13,167,137       --       --  12,540,130       --       --  12,540,130
  50     5,495,385         --         --  20,419,773       --       --  19,447,403       --       --  19,447,403
  55     7,158,706         --         --  30,652,120       --       --  30,348,633       --       --  30,348,633
  60     9,281,573         --         --  49,091,377       --       --  49,091,377       --       --  49,091,377
---------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


70 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV
ILLUSTRATION                                                                              FOR 2001 CSO POLICIES
---------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$400,000                                      MALE -- AGE 35                              CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                     PREFERRED NONTOBACCO                           ANNUAL PREMIUM $3,500
---------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED         DEATH BENEFIT                 POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%       0%       6%         12%        0%      6%        12%        0%      6%        12%
---------------------------------------------------------------------------------------------------------------
   1    $    3,675 $400,000 $400,000 $   400,000 $ 2,860 $  3,047 $     3,233 $    -- $     -- $        --
   2         7,534  400,000  400,000     400,000   5,643    6,195       6,770   2,039    2,591       3,166
   3        11,585  400,000  400,000     400,000   8,363    9,462      10,653   4,759    5,858       7,049
   4        15,840  400,000  400,000     400,000  10,997   12,829      14,893   7,393    9,225      11,289
   5        20,307  400,000  400,000     400,000  13,549   16,300      19,528   9,945   12,696      15,924

   6        24,997  400,000  400,000     400,000  16,018   19,880      24,599  13,135   16,997      21,716
   7        29,922  400,000  400,000     400,000  18,387   23,553      30,127  16,224   21,390      27,965
   8        35,093  400,000  400,000     400,000  20,667   27,333      36,173  19,225   25,891      34,731
   9        40,523  400,000  400,000     400,000  22,838   31,204      42,768  22,118   30,483      42,047
  10        46,224  400,000  400,000     400,000  24,905   35,172      49,971  24,905   35,172      49,971

  15        79,301  400,000  400,000     400,000  34,939   58,322     100,075  34,939   58,322     100,075
  20       121,517  400,000  400,000     400,000  42,853   85,974     182,171  42,853   85,974     182,171
  25       175,397  400,000  400,000     427,707  46,864  118,067     319,184  46,864  118,067     319,184
  30       244,163  400,000  400,000     666,190  46,021  155,399     546,058  46,021  155,399     546,058
  35       331,927  400,000  400,000   1,063,501  35,926  197,523     916,811  35,926  197,523     916,811

  40       443,939  400,000  400,000   1,631,101   9,117  244,973   1,524,394   9,117  244,973   1,524,394
  45       586,898       --  400,000   2,652,160      --  299,740   2,525,867      --  299,740   2,525,867
  50       769,354       --  400,000   4,350,076      --  372,022   4,142,930      --  372,022   4,142,930
  55     1,002,219       --  496,888   7,048,670      --  473,226   6,713,019      --  473,226   6,713,019
  60     1,299,420       --  605,892  11,023,985      --  599,893  10,914,836      --  599,893  10,914,836
  65     1,678,733       --  771,137  18,106,286      --  771,137  18,106,286      --  771,137  18,106,286
---------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  71

VUL IV - ES
ILLUSTRATION                                                                                       FOR 2001 CSO POLICIES.
-------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                        MALE -- AGE 40                                    CURRENT COSTS ASSUMED
DEATH BENEFIT OPTION 1                         PREFERRED NONTOBACCO                                ANNUAL PREMIUM $25,000
-------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%        0%        6%         12%        0%        6%         12%
-------------------------------------------------------------------------------------------------------------------------
   1    $   26,250 $2,000,000 $2,000,000 $ 2,000,000 $ 20,648 $   21,988 $    23,329 $     -- $    1,148 $     2,489
   2        53,813  2,000,000  2,000,000   2,000,000   40,627     44,593      48,724   19,787     23,753      27,884
   3        82,753  2,000,000  2,000,000   2,000,000   60,010     67,908      76,464   39,170     47,068      55,624
   4       113,141  2,000,000  2,000,000   2,000,000   78,701     91,849     106,676   57,861     71,009      85,836
   5       145,048  2,000,000  2,000,000   2,000,000   96,719    116,454     139,623   75,879     95,614     118,783

   6       178,550  2,000,000  2,000,000   2,000,000  114,192    141,873     175,715   97,520    125,201     159,043
   7       213,728  2,000,000  2,000,000   2,000,000  131,026    168,034     215,169  118,522    155,530     202,665
   8       250,664  2,000,000  2,000,000   2,000,000  147,400    195,144     258,511  139,064    186,808     250,175
   9       289,447  2,000,000  2,000,000   2,000,000  163,380    223,304     306,204  159,212    219,136     302,036
  10       330,170  2,000,000  2,000,000   2,000,000  178,976    252,562     358,702  178,976    252,562     358,702

  15       566,437  2,000,000  2,000,000   2,000,000  257,456    427,527     730,655  257,456    427,527     730,655
  20       867,981  2,000,000  2,000,000   2,000,000  319,009    637,604   1,346,256  319,009    637,604   1,346,256
  25     1,252,836  2,000,000  2,000,000   2,904,150  354,980    889,813   2,380,451  354,980    889,813   2,380,451
  30     1,744,020  2,000,000  2,000,000   4,735,004  351,670  1,193,936   4,081,900  351,670  1,193,936   4,081,900
  35     2,370,908  2,000,000  2,000,000   7,366,984  279,551  1,572,548   6,885,032  279,551  1,572,548   6,885,032

  40     3,170,994  2,000,000  2,184,016  12,104,882   73,917  2,080,016  11,528,459   73,917  2,080,016  11,528,459
  45     4,192,129             2,854,367  20,030,480           2,718,445  19,076,648           2,718,445  19,076,648
  50     5,495,385             3,652,261  32,720,768           3,478,344  31,162,636           3,478,344  31,162,636
  55     7,158,706             4,475,084  51,515,910           4,430,776  51,005,851           4,430,776  51,005,851
  60     9,281,573             5,717,934  85,051,299           5,717,934  85,051,299           5,717,934  85,051,299
-------------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


72 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

VUL IV
ILLUSTRATION                                                                             FOR 2001 CSO POLICIES.
---------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$400,000                                      MALE -- AGE 35                           GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                     PREFERRED NONTOBACCO                           ANNUAL PREMIUM $3,500
---------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED         DEATH BENEFIT                 POLICY VALUE             CASH SURRENDER VALUE
END OF WITH ANNUAL  ASSUMING HYPOTHETICAL GROSS   ASSUMING HYPOTHETICAL GROSS  ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST   ANNUAL INVESTMENT RETURN OF   ANNUAL INVESTMENT RETURN OF  ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%       0%       6%         12%        0%      6%        12%        0%      6%        12%
---------------------------------------------------------------------------------------------------------------
   1    $    3,675 $400,000 $400,000 $   400,000 $ 2,736 $  2,918 $     3,101 $    -- $     -- $        --
   2         7,534  400,000  400,000     400,000   5,397    5,933       6,492   1,793    2,329       2,888
   3        11,585  400,000  400,000     400,000   7,986    9,050      10,203   4,382    5,446       6,599
   4        15,840  400,000  400,000     400,000  10,492   12,260      14,254   6,888    8,656      10,650
   5        20,307  400,000  400,000     400,000  12,918   15,568      18,681   9,314   11,964      15,077

   6        24,997  400,000  400,000     400,000  15,265   18,979      23,523  12,382   16,096      20,640
   7        29,922  400,000  400,000     400,000  17,512   22,476      28,800  15,350   20,313      26,637
   8        35,093  400,000  400,000     400,000  19,663   26,062      34,557  18,221   24,620      33,116
   9        40,523  400,000  400,000     400,000  21,708   29,731      40,835  20,987   29,010      40,114
  10        46,224  400,000  400,000     400,000  23,638   33,477      47,678  23,638   33,477      47,678

  15        79,301  400,000  400,000     400,000  31,663   53,520      92,724  31,663   53,520      92,724
  20       121,517  400,000  400,000     400,000  36,590   75,737     164,027  36,590   75,737     164,027
  25       175,397  400,000  400,000     400,000  36,073   98,344     278,031  36,073   98,344     278,031
  30       244,163  400,000  400,000     564,683  26,987  119,124     462,855  26,987  119,124     462,855
  35       331,927  400,000  400,000     875,925   3,902  134,199     755,108   3,902  134,199     755,108

  40       443,939       --  400,000   1,304,719      --  136,211   1,219,364      --  136,211   1,219,364
  45       586,898       --  400,000   2,061,333      --  103,660   1,963,175      --  103,660   1,963,175
  50       769,354       --       --   3,274,766      --       --   3,118,825      --       --   3,118,825
  55     1,002,219       --       --   5,110,964      --       --   4,867,585      --       --   4,867,585
  60     1,299,420       --       --   7,703,688      --       --   7,627,414      --       --   7,627,414
  65     1,678,733       --       --  12,319,758      --       --  12,319,758      --       --  12,319,758
---------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  73

VUL IV - ES
ILLUSTRATION                                                                                       FOR 2001 CSO POLICIES.
-------------------------------------------------------------------------------------------------------------------------
INITIAL SPECIFIED AMOUNT
$2,000,000                                        MALE -- AGE 40                                 GUARANTEED COSTS ASSUMED
DEATH BENEFIT OPTION 1                         PREFERRED NONTOBACCO                                ANNUAL PREMIUM $25,000
-------------------------------------------------------------------------------------------------------------------------
        PREMIUM(1)
       ACCUMULATED           DEATH BENEFIT                     POLICY VALUE                CASH SURRENDER VALUE
END OF WITH ANNUAL    ASSUMING HYPOTHETICAL GROSS      ASSUMING HYPOTHETICAL GROSS     ASSUMING HYPOTHETICAL GROSS
POLICY   INTEREST     ANNUAL INVESTMENT RETURN OF      ANNUAL INVESTMENT RETURN OF     ANNUAL INVESTMENT RETURN OF
YEAR      AT 5%        0%         6%          12%        0%        6%         12%        0%        6%         12%
-------------------------------------------------------------------------------------------------------------------------
   1    $   26,250 $2,000,000 $2,000,000 $ 2,000,000 $ 20,267 $   21,594 $    22,923 $     -- $      754 $     2,083
   2        53,813  2,000,000  2,000,000   2,000,000   39,873     43,792      47,874   19,033     22,952      27,034
   3        82,753  2,000,000  2,000,000   2,000,000   58,837     66,626      75,068   37,997     45,786      54,228
   4       113,141  2,000,000  2,000,000   2,000,000   77,119     90,071     104,683   56,279     69,231      83,843
   5       145,048  2,000,000  2,000,000   2,000,000   94,681    114,105     136,919   73,841     93,265     116,079

   6       178,550  2,000,000  2,000,000   2,000,000  111,488    138,706     172,002   94,816    122,034     155,330
   7       213,728  2,000,000  2,000,000   2,000,000  127,560    163,910     210,242  115,056    151,406     197,738
   8       250,664  2,000,000  2,000,000   2,000,000  143,028    189,866     252,096  134,692    181,530     243,760
   9       289,447  2,000,000  2,000,000   2,000,000  157,962    216,671     298,008  153,794    212,503     293,840
  10       330,170  2,000,000  2,000,000   2,000,000  172,321    244,316     348,358  172,321    244,316     348,358

  15       566,437  2,000,000  2,000,000   2,000,000  231,650    392,459     681,243  231,650    392,459     681,243
  20       867,981  2,000,000  2,000,000   2,000,000  262,122    552,258   1,209,487  262,122    552,258   1,209,487
  25     1,252,836  2,000,000  2,000,000   2,526,535  250,154    717,767   2,070,930  250,154    717,767   2,070,930
  30     1,744,020  2,000,000  2,000,000   3,989,831  172,082    880,088   3,439,510  172,082    880,088   3,439,510
  35     2,370,908             2,000,000   6,006,438           1,026,512   5,613,493           1,026,512   5,613,493

  40     3,170,994             2,000,000   9,550,854           1,118,756   9,096,051           1,118,756   9,096,051
  45     4,192,129             2,000,000  15,233,300           1,047,686  14,507,905           1,047,686  14,507,905
  50     5,495,385             2,000,000  23,833,963             377,861  22,699,013             377,861  22,699,013
  55     7,158,706                        35,981,787                      35,625,532                      35,625,532
  60     9,281,573                        57,599,536                      57,599,536                      57,599,536
-------------------------------------------------------------------------------------------------------------------------




(1) This information is for comparative purposes only. There is no such option under your policy.

THE ABOVE HYPOTHETICAL INVESTMENT RESULTS ARE ILLUSTRATIVE ONLY AND YOU SHOULD NOT CONSIDER THEM TO BE A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, POLICY VALUE AND CASH SURRENDER VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF RETURNS AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE AND BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. WE CANNOT REPRESENT THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


74 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your policy.


ACCELERATED BENEFIT INSURED: This person is the insured of the policy to which the AdvanceSource rider(1) is attached.


ACCUMULATION UNIT: An accounting unit used to calculate the policy value of the subaccounts prior to the insured's death.


ADULT DAY CARE: A program that provides a protective environment and preventative, remedial and restorative services for part of the 24-hour day.



ADULT DAY CARE CENTER: A place that is licensed to provide adult day care by the state. If not licensed, it must meet certain criteria listed in the AdvanceSource rider.(1)



ADVANCESOURCE RIDER: In this prospectus, "AdvanceSource rider" refers to the AdvanceSource Accelerated Benefit Rider for Chronic Illness.(1)



ADVANCESOURCE RIDER SPECIFIED AMOUNT: The maximum death benefit amount that may be accelerated under the AdvanceSource rider.(1) This amount is chosen in your application for the rider and is shown in the "Policy Data" section of the policy.



ASSISTED LIVING FACILITY: A facility that provides ongoing care and related services to inpatients in one location. In some states, if the facility is not licensed or accredited to provide such care, it must meet certain criteria listed in the AdvanceSource rider.(1)


ATTAINED INSURANCE AGE: The insured's insurance age plus the number of policy anniversaries since the policy date. Attained insurance age changes only on a policy anniversary.

CASH SURRENDER VALUE: Proceeds received if you surrender the policy in full, or the amount payable if the insured's death occurs on or after the insured has attained insurance age 100. The cash surrender value equals the policy value minus indebtedness and any applicable surrender charges.


CHRONICALLY ILL INDIVIDUAL: An individual who has been certified by a licensed health care practitioner as being unable to perform (without substantial assistance from another person) at least two activities of daily living for a period of at least 90 days due to a loss of functional capacity; or requiring substantial supervision to protect such individual from threats to health and safety due to cognitive impairment.


CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes, 4 p.m., Eastern time unless the NYSE closes earlier.

CODE: The Internal Revenue Code of 1986, as amended.


COGNITIVE IMPAIRMENT: A deficiency in a person's short-term memory; orientation as to person, place, and time; deductive or abstract reasoning; or judgment as it relates to safety awareness.


DEATH BENEFIT VALUATION DATE: The date of the insured's death when death occurs on a valuation date. If the insured does not die on a valuation date, then the death benefit valuation date is the next valuation date following the date of the insured's death.

DURATION: The number of years a policy is in force. For example, Duration 1 is the first year the policy is in force and Duration 15 is the 15th year the policy is in force.


ELIGIBILITY FOR THE PAYMENT OF BENEFITS CONDITIONS: Eligibility requirements for claim payments include the following: 1) A current written eligibility certification from a licensed health care practitioner that certifies the accelerated benefit insured is a chronically ill individual; and 2) Proof that the accelerated benefit insured received or is receiving qualified long-term care services pursuant to a plan of care; and 3) Proof that the elimination period has been satisfied; and 4) Written notice of claim and proof of loss, as described in the "Claim Provisions" section of the rider.



ELIMINATION PERIOD: The number of days of qualified long-term care services that are required while the AdvanceSource rider is in force before any benefit is available under this rider. The elimination period is shown in the "Policy Data" section of the policy. The dates of service need not be continuous; however; the elimination period must be satisfied within a period of 730 consecutive days. The elimination period must be satisfied only once while this rider is in force. Benefits will not be retroactively paid for the elimination period. The elimination period may vary by state. Please see your rider for further details.


FIXED ACCOUNT: The general investment account of RiverSource Life. The fixed account is made up of all of RiverSource Life's assets other than those held in any separate account.



(1) This rider has a different name in some jurisdictions. (See Appendix B.)



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  75

FIXED ACCOUNT VALUE: The portion of the policy value that you allocate to the fixed account, including indebtedness.

FUNDS: Mutual funds or portfolios, each with a different investment objective. (See "The Variable Account and the Funds.") Each of the subaccounts of the variable account invests in a specific one of these funds.

GOOD ORDER: We cannot process your transaction request relating to the policy until we have received the request in good order at our home office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the policy number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all policy owners, exactly as registered on the policy, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


HOME HEALTH CARE: Personal assistance and care provided by a home health care provider in a private home or by an adult day care center.



HOME HEALTH CARE PROVIDER: An agency or person who provides home health care.



HOSPITAL: A place which, by law, provides care and treatment for sick or injured persons as resident bed patients.


INDEBTEDNESS: All existing loans on the policy plus interest that has either been accrued or added to the policy loan.

INSURANCE AGE: The insured's age, based upon his or her last birthday on the date of the application.

INSURED: The person whose life is insured by the policy.

LAPSE: The policy ends without value and no death benefit is paid.


LICENSED HEALTH CARE PRACTITIONER: A physician, a registered nurse, a licensed social worker, or any other individual who meets the requirements as may be prescribed by the U.S. Secretary of the Treasury.



LONG-TERM CARE FACILITY: A facility, other than the acute care unit of a hospital, that provides skilled nursing care, intermediate care, or custodial care, and is licensed by the appropriate state licensing agency or if not licensed maintains a registered nurse or licensed practical nurse on duty at all times to supervise a 24-hour nursing service, a doctor to supervise the operation of the facility, a planned program of policies and procedures that were developed with the advice of a professional group including at least one doctor or nurse, and a doctor available to furnish emergency medical care. Please note that some states have different requirements regarding what types of facilities may be considered long term care facilities. See your rider for further details.


MINIMUM INITIAL PREMIUM: The premium required to keep the minimum initial premium period in effect. We show the minimum initial premium in your policy.

MINIMUM INITIAL PREMIUM PERIOD: A period of time during the first five policy years when the policy will not lapse even if the cash surrender value is less than the amount needed to pay the monthly deduction. This feature is in effect if you meet certain premium payment requirements.


MONTHLY BENEFIT PAYMENT: The amount paid to the accelerated benefit insured, or to any individual authorized to act on behalf of the accelerated benefit insured, for a calendar month of qualified long-term care services.



MONTHLY BENEFIT PERCENT: The percentage (1%, 2% or 3%) which is elected at issue and shown in the "Policy Data" section of the policy.


MONTHLY DATE: The same day each month as the policy date. If there is no monthly date in a calendar month, the monthly date is the first day of the next calendar month.

NET AMOUNT AT RISK: A portion of the death benefit, equal to the total current death benefit minus the policy value. This is the amount to which we apply cost of insurance rates in determining the monthly cost of insurance.

NET PREMIUM: The premium paid minus the premium expense charge.


NO LAPSE GUARANTEE (NLG): A feature of the policy guaranteeing the policy will remain in force even if the cash surrender value is insufficient to pay the monthly deduction. Each policy has the following two no lapse guarantee options:



- NO LAPSE GUARANTEE TO AGE 70 (NLG-70) guarantees the policy will not lapse before the insured's attained insurance age 70 (or 10 policy years, if later).



76 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

  NLG-70 PREMIUM: The premium required to keep the NLG-70 in effect. The NLG-70 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.


- NO LAPSE GUARANTEE TO AGE 100 (NLG-100) guarantees the policy will not lapse before the insured's attained insurance age 100.


  NLG-100 PREMIUM: The premium required to keep the NLG-100 in effect. The NLG-100 premium is shown in your policy. It depends on the insured's insurance age, duration, sex (unless unisex rates are required by law), risk classification, optional insurance benefits added by rider and the initial specified amount.


The feature is in effect if you meet certain premium requirements or unless indebtedness exceeds the policy value minus surrender charges. In addition to the two NLGs, see the discussion under "minimum initial premium payment period" in the "Key Terms" above.



NOTICE OF CLAIM: The written notice required to be submitted in order to start a claim.


OWNER: The entities to which, or individuals to whom, we issue the policy or to whom you subsequently transfer ownership. In the prospectus "you" and "your" refer to the owner.


PERIOD OF COVERAGE: The period of time during which the accelerated benefit insured receives services that are covered under AdvanceSource rider.(1)



PLAN OF CARE: A written plan for long-term care services designed especially for the accelerated benefit insured.


POLICY ANNIVERSARY: The same day and month as the policy date each year the policy remains in force.

POLICY DATE: The date we issue the policy and from which we determine policy anniversaries, policy years and policy months.

POLICY VALUE: The sum of the fixed account value plus the variable account value.


PRIOR POLICIES: Policies purchased in a particular jurisdiction prior to the "Effective Date" identified by jurisdiction in Appendix A.


PROCEEDS: The amount payable under the policy as follows:

- Upon death of the insured prior to the date the insured has attained insurance age 100, proceeds will be the death benefit in effect as of the date of the insured's death, minus any indebtedness.

- Upon death of the insured on or after the insured has attained insurance age 100, proceeds will be the greater of:

  -- the policy value on the date of the insured's death minus any indebtedness on the date of the insured's death; or

  -- the policy value at the insured's attained insurance age 100 minus any indebtedness on the date of the insured's death.

- On surrender of the policy, the proceeds will be the cash surrender value.


PROOF OF LOSS: A signed form with a written statement and additional documentation needed by us in order to pay benefits under the AdvanceSource rider(1) to the accelerated benefit insured.



QUALIFIED LONG-TERM CARE SERVICES: Necessary diagnostic, preventive, therapeutic, curing, treating, mitigating and rehabilitative services, and maintenance or personal care services, which are:



1. required for treatment of a chronically ill individual; and



2. provided pursuant to a plan of care prescribed by a licensed health care practitioner; and



3. provided in a long-term care facility, an assisted living facility, an adult day care center, or by a home health care provider.


RISK CLASSIFICATION: A group of insureds that RiverSource Life expects will have similar mortality experience.

RIVERSOURCE LIFE: In this prospectus, "we," "us," "our" and "RiverSource Life" refer to RiverSource Life Insurance Company.

SCHEDULED PREMIUM: A premium you select at the time of application, of a level amount, at a fixed interval of time.

SPECIFIED AMOUNT: An amount we use to determine the death benefit and the proceeds payable upon death of the insured prior to the insured's attained insurance age 100. We show the initial specified amount in your policy.

SUBACCOUNTS: One or more of the investment divisions of the variable account, each of which invests in a particular fund.


SUBSTANTIAL SUPERVISION: Continual supervision (which may include cuing by verbal prompting, gestures, or other demonstrations) by another person that is necessary to protect the severely cognitively impaired individual from threats to his or her health or safety (such as may result from wandering).




(1) This rider has a different name in some jurisdictions. (See Appendix B.)



RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  77

SURRENDER CHARGE: A charge we assess against the policy value at the time of surrender, or if the policy lapses, during the first ten years of the policy and for ten years after an increase in coverage.

VALUATION DATE: Any normal business day, Monday through Friday, on which the New York Stock Exchange (NYSE) is open, up to the close of business. At the close of business, the next valuation date begins.

VALUATION PERIOD: The interval that commences at the close of business on each valuation date and goes up to the close of business on the next valuation date.

VARIABLE ACCOUNT: RiverSource Variable Life Separate Account consisting of subaccounts, each of which invests in a particular fund. The policy value in each subaccount depends on the performance of the particular fund.

VARIABLE ACCOUNT VALUE: The sum of the values that you allocate to the subaccounts of the variable account.

2001 CSO POLICIES: Policies issued based on applications signed on or after October 1, 2008, where approved, and any policy issued on or after January 1, 2009, regardless of the date of the application.

FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts, in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statement date.



78 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

APPENDIX A: POLICY AVAILABILITY BY JURISDICTION


The "Effective Dates" for the revised VUL IV and VUL IV - ES policies described in this prospectus are shown below.



--------------------------------------------------------------------------------------------
 EFFECTIVE DATE                   APPROVAL BY JURISDICTION
--------------------------------------------------------------------------------------------
Aug. 30, 2005                     Alabama, Arizona, Arkansas, California, Colorado,
                                  Connecticut, District of Columbia, Hawaii, Idaho,
                                  Iowa, Kansas, Kentucky, Maine, Michigan, Minnesota,
                                  Mississippi, Missouri, Nebraska, New Hampshire, New
                                  Mexico, North Dakota, Ohio, Oregon, Pennsylvania,
                                  South Dakota, Tennessee, Texas, Utah, Vermont,
                                  Virginia, Washington, West Virginia, Wisconsin and
                                  Wyoming.
--------------------------------------------------------------------------------------------
Sept. 16, 2005                    Alaska, Florida, Georgia, Indiana, Montana, Nevada,
                                  North Carolina and Oklahoma.
--------------------------------------------------------------------------------------------
Oct. 21, 2005                     American Samoa, Delaware, Illinois, Louisiana and
                                  Rhode Island.
--------------------------------------------------------------------------------------------
Dec. 9, 2005                      Maryland and South Carolina.
--------------------------------------------------------------------------------------------
May 1, 2006                       New Jersey.
--------------------------------------------------------------------------------------------
June 25, 2007                     Massachusetts.
--------------------------------------------------------------------------------------------






RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE
                                            IV - ESTATE SERIES -- PROSPECTUS  79

APPENDIX B: ALTERNATE NAMES FOR THE ADVANCESOURCE ACCELERATED BENEFIT RIDER FOR CHRONIC ILLNESS



--------------------------------------------------------------------------------------------
 ALTERNATE RIDER NAME             NAME IS USED IN
--------------------------------------------------------------------------------------------
AdvanceSource Long-Term Care
Rider for Chronic Illness         Connecticut, Indiana, Kansas, Kentucky
--------------------------------------------------------------------------------------------
AdvanceSource Long Term Care
Rider                             Oregon
--------------------------------------------------------------------------------------------
AdvanceSource Accelerated
Benefit Rider for Long-Term
Care                              Virginia
--------------------------------------------------------------------------------------------






80 RIVERSOURCE VARIABLE UNIVERSAL LIFE IV / RIVERSOURCE VARIABLE UNIVERSAL LIFE IV - ESTATE SERIES -- PROSPECTUS

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Company
70100 Ameriprise Financial Center
Minneapolis, MN 55474
1 (800) 862-7919

Additional information about RiverSource Variable Life Separate Account
     (Registrant) is included in the SAI. The SAI and personal illustrations of death benefits, cash surrender values, and policy values are available, without charge, upon request. To request the SAI or a personal illustration, or for other inquiries about the policies, contact your sales representative or
           RiverSource Life Insurance Company at the telephone number and address listed below. The SAI dated the same date as this prospectus, is incorporated by reference into this prospectus.

                       RiverSource Life Insurance Company
            70100 Ameriprise Financial Center, Minneapolis, MN 55474
                                1 (800) 862-7919
                          riversource.com/lifeinsurance

You may review and copy information about the Registrant, including the SAI, at the SEC's Public Reference Room in Washington, D.C.
(for information about the public reference room call 1-202-942-8090). Reports and other information about the Registrant are available on the EDGAR Database on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC,
                   100 F Street, N.E., Washington, D.C. 20549.

                      Investment Company Act File #811-4298

RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
       annuity products are issued by RiverSource Life Insurance Company. Both companies are affiliated with Ameriprise Financial Services, Inc.


     (C) 2008-2010 RiverSource Life Insurance Company. All rights reserved.




S-6418 M (4/10)

PART B: STATEMENT OF ADDITIONAL INFORMATION

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account dated April 30, 2010, filed electronically as Part B to Post-Effective Amendment No. 27 to Registration Statement No. 33-62457 on or about April 29, 2010, is incorporated by reference to this Post-Effective Amendment No. 40.

                            PART C: OTHER INFORMATION

Item 26. Exhibits - Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.

(a)(1) Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed as Exhibit 1(a) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(2) Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16, 1985, filed electronically as
Exhibit 1(b) to Post-Effective Amendment No. 12, File No. 33-11165 is incorporated herein by reference.

(a)(3) Board Resolution for establishment of 41 subaccounts dated April 25, 2000, filed electronically as Exhibit 8(a) to Registrant's Post-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(a)(4) Board Resolution for establishment of subaccount FND, to invest in shares of AXP(SM) Variable Portfolio - New Dimensions Fund dated October 29, 1999, filed electronically as Exhibit 8(b) to Registrant's Post-Effective Amendment No. 1 File No. 333-69777 is incorporated herein by reference.

(a)(5) Board Resolution for establishment of 81 subaccounts dated August 30, 2005, filed electronically as Exhibit (a)(5) to Registrant's Post-Effective Amendment No. 27 (File No. 333-69777) is incorporated herein by reference.

(a)(6) Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for the IDS Life Insurance Company adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity

Consolidation and Rebranding filed as Exhibit (a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(a)(7) Board Resolution for establishment of 91 subaccounts dated April 24, 2007, filed electronically as Exhibit (a)(7) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(b) Not applicable.

(c)(1) Form of Principal Underwriter Agreement for RiverSource Life Insurance Company Variable Annuities and Variable Life Insurance filed electronically as
Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1) Flexible Premium Variable Life Insurance Policy (SPVL) filed with the Original Registration Statement (File No. 33-11165) on or about December 31, 1986, is incorporated herein by reference.

(d)(2) Flexible Premium Variable Life Insurance Policy (VUL-3) filed electronically as Exhibit 1.A. (5)(b) to Registrant's Form S-6 with Pre-Effective Amendment No. 1 (File No. 333-69777) is incorporated herein by reference.

(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit 1.A. (5)(c) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002, is incorporated herein by reference.

(d)(4) Copy of Base Insured Rider (Term Insurance) filed electronically as
Exhibit 1.A. (12) to Registrant's Form S-6 with Post-Effective Amendment No. 5 (File No. 333-69777) on or about October 4, 2002, is incorporated herein by reference.

(d)(5) Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(5) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(6) Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(6) to Post-Effective Amendment No. 14 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(7) Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 27, (File No. 333-69777), is incorporated herein by reference.

(e)(1) Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to

Registrant's Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(f)(1) Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(2) Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3337, dated August 30, 2005, filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(2) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3337 and dated April 1, 1990, between IDS Life Insurance Company and Reinsurer, effective January 24, 2006 filed electronically as Exhibit (g)(2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(3) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(4) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3007, dated November 25, 2003, filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(5) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(6) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005, filed electronically as Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(7) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated November 25, 2003, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(8) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated November 25, 2002, filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(9) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005, filed electronically as Exhibit (g)(9) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(10) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(10) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(11) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 1321, dated August 30, 2005, filed electronically as Exhibit (g)(11) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(12) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 1321 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer effective January 24, 2006, filed electronically as Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(13) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(13) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(14) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 103, dated November 25, 2002, filed electronically as Exhibit (g)(14) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(15) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 0094-4206, dated November 25, 2002, filed electronically as Exhibit (g)(15) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(16) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2004 filed electronically as Exhibit (g)(16) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(17) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 7449-1, dated November 25, 2002, filed electronically as Exhibit (g)(17) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(18) Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit (g)(18) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(19) Redacted copy of Amendment Number 2 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005, filed electronically as Exhibit (g)(19) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(20) Redacted copy of Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(20) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(21) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(21) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(22) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(22) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(23) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2006 filed electronically as Exhibit (g)(23) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(24) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(24) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(25) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 10401-00-00, dated August 30, 2005, filed electronically as Exhibit (g)(25) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(26) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 10401-00-00 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit
(g)(26) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(27) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(27) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(28) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(28) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(29) Redacted copy of Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(29) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(30) Redacted copy of the Second Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(30) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(31) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(31) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(32) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001, filed electronically as Exhibit (g)(32) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(33) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 836301, dated August 30, 2005, filed electronically as Exhibit (g)(33) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(34) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(34) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(35) Redacted copy of the First Amendment to the Automatic YRT Agreement identified as Treaty 836301 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(35) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(36) Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(36) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(37) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001, filed electronically as Exhibit (g)(37) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(38) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(38) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(39) Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as Treaty 3310-02, dated August 30, 2005, filed electronically as Exhibit (g)(39) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(40) Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(40) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(41) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3310-02 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(41) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(1) Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(2) Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as
Exhibit 8.6 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(3) Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life

Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated herein by reference.

(h)(4) Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(5) Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6) Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(7) Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008 is incorporated herein by reference.

(h)(8) Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(9) Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit
8.2 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(10) Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(10) to

Post-Effective Amendment No. 27 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(11) Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(12) Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(13) Copy of Participation Agreement by and among IDS Life Insurance Company, Lazard Retirement Series, Inc., dated Sept.1, 1999, filed electronically as
Exhibit 8.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(14) Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company, American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(15) Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company, Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h) (15) to Post-Effective Amendment No. 28 333-69777 is incorporated herein by reference.

(h)(16) Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(17) Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(18) Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.11 to RiverSource Variable Annuity Account's Post-Effective Amendment No. 2 to Registration

Statement No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(19) Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (20) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(20) Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company, RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007, filed electronically as Exhibit (h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(21) Copy of Fund Participation Agreement dated May 1, 2006, among American Enterprise Life Insurance Company, IDS Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(22) Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(23) Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(24) Copy of Amended and Restated Fund Participation Agreement dated October 16, 2006, by and among, American Enterprise Life Insurance Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(25) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(25) Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Company, RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(26) Copy of Amended and Restated Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce & Associates LLC and RiverSource Life Insurance Company filed electronically as

Exhibit (h)(27) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(i) Not applicable

(j) Not applicable

(k) Consent and Opinion of Counsel is filed electronically herewith.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development is filed electronically herewith.

(m)(1) Calculations of Illustrations for VUL III are filed electronically herewith.

(m)(2) Calculations of Illustrations for VUL IV/VUL IV - Estate Series are filed electronically herewith.

(m)(3) Calculations of Illustrations for VUL IV/VUL IV - Estate Series 2005 Revisions are filed electronically herewith.

(m)(4) Calculations of Illustrations for VUL IV/VUL IV - Estate Series 2008 Revisions are filed electronically herewith.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL III is filed electronically herewith.

(n)(2) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV - Estate Series is filed electronically herewith.

(o) Not applicable.

(p) Not applicable.

(q) IDS Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to Fixed Benefit Policies filed electronically as Exhibit 1.A. (11) to Registrant's Form S-6 with Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

(r)(1) Power of Attorney to sign amendments to this Registration Statement dated October 22, 2008, filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 37 to Registration Statement No. 333-69777 is incorporated herein by reference.

Item 27. Directors and Officers of the Depositor RiverSource Life Insurance Company


Name                              Principal Business Address*   Position and Offices With Depositor
----                              ---------------------------  -------------------------------------
Gumer Cruz Alvero                                              Director and Executive
                                                               Vice President - Annuities

Richard Norman Bush                                            Senior Vice President - Corporate Tax

Bimal Gandhi                                                   Senior Vice President - Strategic
                                                               Transformation

Brian Joseph McGrane                                           Director, Executive Vice
                                                               President and Chief Financial Officer

Richard Thomas Moore                                           Secretary

Kevin Eugene Palmer                                            Director, Vice President and Chief
                                                               Actuary

Bridget Mary Sperl                                             Director, Executive Vice
                                                               President - Client Services

David Kent Stewart                                             Vice President and Controller

William Frederick "Ted" Truscott                               Director

John Robert Woerner                                            Chairman of the Board and President

*    The business address is 70100 Amerprise Financial Center, Minneapolis, MN
     55474.

Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries and affiliates of Ameriprise Financial, Inc.

Name of Subsidiary and Jurisdiction of Incorporation

American Express Property Casualty Insurance Agency of Pennsylvania Inc. PA Ameriprise Advisor Capital, LLC DE
Ameriprise Bank, FSB NY
Ameriprise Capital Trust I DE
Ameriprise Capital Trust II DE
Ameriprise Capital Trust III DE
Ameriprise Capital Trust IV DE
Ameriprise Captive Insurance Company VT
Ameriprise Certificate Company DE
Investors Syndicate Development Corporation NV
Ameriprise Holdings, Inc. DE
Ameriprise India Private Limited India
Ameriprise Trust Company MN
AMPF Holding Corporation MI
Ameriprise Advisor Services, Inc. MI
Ameriprise Insurance Agency of Massachusetts, Inc. MA
American Enterprise Investment Services Inc. MN
Ameriprise Financial Services DE
AMPF Property Corporation MI
AMPF Realty Corporation MI
IDS Management Corporation MN
IDS Futures Corporation MN
IDS Property Casualty Insurance Company WI
Ameriprise Auto & Home Insurance Agency, Inc. WI
Ameriprise Insurance Company WI
RiverSource Distributors, Inc. DE
RiverSource Investments LLC MN
Advisory Capital Strategies Group Inc. MN
Boston Equity General Partner LLC DE
Kenwood Capital Management LLC DE
IDS Capital Holdings Inc MN
Inc. RiverSource CDO Seed Investment, LLC MN
J.& W. Seligman & Co., Inc. NY
RiverSource Fund Distributors, Inc. NY
RiverSource Services, Inc. NY
Seligman Asia Inc. NY
Seligman Focus Partners LLC NY
Seligman Health Partners LLC NY
Seligman Health Plus Partners LLC NY
Seligman Partners LLC NY
RiverSource Life Insurance Company MN
RiverSource Life Insurance Co. of New York NY
RiverSource NY REO, LLC NY
RiverSource REO 1, LLC MN
RiverSource Tax Advantaged Investments, Inc. DE
AEXP Affordable Housing LLC DE
RiverSource Service Corporation MN
Securities America Financial Corporation NE
Brecek & Young Advisors, Inc. CA
Brecek & Young Financial Services Group of Montana, Inc. MT
Brecek & Young Financial Group Insurance Agency of Texas, Inc. TX
Securities America, Inc. DE
Securities America Advisors, Inc. NE

Threadneedle Asset Management Holdings SARL Luxembourg
TAM Investment Ltd DE
TAM UK Holdings Limited UK
Threadneedle Asset Management (Australia) Pty Ltd Aus
Threadneedle International Investments GmbH Germany
Threadneedle Management Luxembourg S.A. Luxembourg
Threadneedle Portfolio Services Hong Kong Ltd HK
Threadneedle Asset Management Holdings Ltd.* UK
Cofund Holdings Ltd. (16.89%) UK
Threadneedle Asset Management Finance Ltd. UK
TMS Investment Ltd. (Jersey) (Minority) Channel Islands, Jersey
Threadneedle Asset Management Ltd. UK
Threadneedle Asset Management (Nominees) Ltd. UK
ADT Nominees Ltd UK
Convivo Asset Management Ltd. UK
Threadneedle Investment Advisors Ltd. UK
Threadneedle Portfolio Managers Ltd. UK
Sackville TIPP (GP) Ltd. UK
Threadneedle International Fund Management Ltd. UK
Threadneedle International Ltd. UK
Threadneedle Investment Services GMbH Germany
Threadneedle Investment Services Ltd. UK
Threadneedle Investments (Channel Islands) Ltd. Channel Islands, Jersey Threadneedle Investments North America LLC DE
Threadneedle Management Services Ltd. UK
Threadneedle Pension Trustees Ltd. UK
Threadneedle Property Services Ltd. UK
Threadneedle Rural Property Services Ltd. UK
Threadneedle Navigator ISA Manager Ltd. UK
Threadneedle Pensions Ltd. UK
Crockhamwell Road Management Ltd {75%} UK
Crossways Management Company Ltd (0.7%) UK
Redhouse Property Services Ltd. (6%) UK
Sackville (TPEN) [75%] UK
Severnside Distribution Park (Bristol) Management Ltd. (2.6%) UK
Threadneedle Portfolio Services Ltd. UK
Threadneedle Property Investments Ltd. UK
Axix 4/5 Management Ltd. (22.2%) UK
Cornbrash Park Management Company Ltd UK
Highcross (Slough) Management Ltd UK
Sackville Property (GP) Ltd. UK
Sackville Property (GP) Nominee 1 Ltd. UK
Sackville Property (GP) Nominee 2 Ltd. UK
Sackville SPF IV (GP) No. 1 Ltd UK
Sackville SPF IV Property (GP) No. 1 Ltd UK
Sackville SPF IV Property Nominee (1) Ltd. UK
Sackville SPF IV Property Nominee (2) Ltd. UK
Sackville Tandem Property (GP) Ltd. UK
Sackville Tandem Property Nominee Ltd. UK
Sackville TPEN Property (GP) Ltd. UK
Sackville TPEN Property Nominee Ltd.
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TSP Property (GP) Ltd. UK
Sackville TSP Property Nominee Ltd. UK
Threadneedle Unit Trust Manager Ltd. UK


Item 29. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, RiverSource Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio fund of funds.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and
                                       Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President -
                                       Strategic Transformation
Jeffrey McGregor                       President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and
                                       Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474


(c)

RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

                       NET
                       UNDERWRITING
NAME OF                DISCOUNTS      COMPENSATION
PRINCIPAL              AND            ON             BROKERAGE     OTHER
UNDERWRITER            COMMISSIONS    REDEMPTION     COMMISSIONS   COMPENSATION
RiverSource
Distributors, Inc.     $307,628,681       None          None           None

Item 31. Location of Accounts and Records

The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Company at 70100 Ameriprise Financial Center Minneapolis, Minnesota 55474.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on behalf of the Registrant by the undersigned, thereunto duly authorized, in the City of Minneapolis, and State of Minnesota on the 29th day of April, 2010.

                   RiverSource Variable Life Separate Account
                                  (Registrant)

                     By: RiverSource Life Insurance Company
                                   (Depositor)

                             By /s/ John R. Woerner*
                       -----------------------------------
                                 John R. Woerner
                       Chairman of the Board and President

As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on the 29th day of April, 2010.

/s/ Gumer C. Alvero*             Director and Executive Vice
-------------------------        President - Annuities
    Gumer C. Alvero

/s/ Richard N. Bush*             Senior Vice President - Corporate Tax
-------------------------
    Richard N. Bush

/s/ Brian J. McGrane*            Director, Executive Vice President
-------------------------        and Chief Financial Officer
    Brian J. McGrane

/s/ Kevin E. Palmer*             Director, Vice President and Chief Actuary
-------------------------
    Kevin E. Palmer

/s/ Bridget M. Sperl*            Director and Executive Vice President -
-------------------------        Client Services
    Bridget M. Sperl

/s/ David K. Stewart*            Vice President and Controller
-------------------------        (Principal Accounting Officer)
    David K. Stewart

/s/ William F. "Ted" Truscott*   Director
-------------------------
    William F. "Ted" Truscott

/s/ John R. Woerner*             Chairman of the Board and President
-------------------------
    John R. Woerner

* Signed pursuant to Power of Attorney dated October 22, 2008, filed electronically as Exhibit (r)(1) to Post-Effective Amendment No. 37 to Registration Statement No.333-69777, by:

/s/ Dixie Carroll
-------------------------
    Dixie Carroll
    Assistant General Counsel and
    Assistant Secretary

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 40
                     TO REGISTRATION STATEMENT NO. 333-69777

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

Prospectuses for:

RiverSource (R) Variable Universal Life III and
RiverSource(R) Variable Universal Life IV/RiverSource(R) Variable Universal Life IV - Estate Series.

Part B.

The combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account dated April 30, 2010, filed electronically as Part B to Post-Effective Amendment No. 27 to Registration Statement No. 33-62457 on or about April 29, 2010, is incorporated by reference to this Post-Effective Amendment No. 40.

Part C.

Other Information.

Signatures.

Exhibits.

                                 EXHIBIT INDEX

(k) Consent and Opinion of Counsel.

(l) Actuarial Consent and Opinion of Mark Gorham, F.S.A., M.A.A.A., Vice President, Insurance Product Development.

(m)(1) Calculations of Illustrations for VUL III.

(m)(2) Calculations of Illustrations for VUL IV/VUL IV - Estate Series.

(m)(3) Calculations of Illustrations for VUL IV/VUL IV - Estate Series 2005 Revisions.

(m)(4) Calculations of Illustrations for VUL IV/VUL IV - Estate Series 2008 Revisions.

(n)(1) Consent of Independent Registered Public Accounting Firm for VUL III.

(n)(2) Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV - Estate Series.